Filed with the Securities and Exchange Commission on April 29, 2021
Registration No. 002-89972
Registration No. 811-03989
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 51	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 93	/ X /
(Check appropriate box or boxes.)

Northwestern Mutual Variable Life Account
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Chad E. Fickett, Assistant General Counsel and Assistant Secretary
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
414-665-1209
Approximate Date of Proposed Public Offering	Continuous
It is proposed that this filing will become effective (check appropriate space)
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2021 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on ________ pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
May 1, 2021
Variable Life
Whole Life
Extra Ordinary Life
Single Premium Life
Issued by The Northwestern Mutual Life Insurance Company
and the Northwestern Mutual Variable Life Account

This prospectus (the "Prospectus") describes three variable life insurance Policies (each a “Policy”, together the “Policies”). You may choose to invest your Net Premiums in up to six Divisions of the Northwestern Mutual Variable Life Account (the “Separate Account”), each of which invests in one of the corresponding Portfolios listed below:
Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio
Focused Appreciation Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value Portfolio
Small Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio
Emerging Markets Equity Portfolio
Government Money Market Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Inflation Protection Portfolio
High Yield Bond Portfolio
Multi-Sector Bond Portfolio
Balanced Portfolio
Asset Allocation Portfolio
Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
VIP Contrafund® Portfolio
Neuberger Berman Advisers
Management Trust
Sustainable Equity Portfolio
Russell Investment Funds
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
Global Real Estate Securities Fund
International Developed Markets Fund
Strategic Bond Fund
Russell Investment Funds LifePoints®
Variable Target Portfolio Series
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund
Credit Suisse Trust
Commodity Return Strategy Portfolio
Please note that the Policies and the Portfolios are not guaranteed to achieve their goals and are not federally insured. The Policies and the Portfolios have not been endorsed by any bank or government agency and are subject to risks, including loss of the principal amount invested.
Each Policy is subject to the law of the state in which it is issued. Some of the terms of a Policy may differ from the terms of a Policy delivered in another state because of state specific legal requirements. Unless clear from their context or otherwise appropriate, all of the capitalized terms used in this Prospectus are defined at the end of this Prospectus in the Glossary of terms. “Northwestern Mutual,” “Company,” “we,” “us,” and “our” in this Prospectus mean The Northwestern Mutual Life Insurance Company.
Please read carefully this Prospectus and the accompanying prospectuses for the corresponding Portfolios and keep them for future reference. These prospectuses provide information that you should know before investing in the Policies. No person is authorized to make any representation in connection with the offering of the Policies other than those contained in these prospectuses.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policies or determined that this Prospectus is accurate or complete. It is a criminal offense to state otherwise.
We no longer issue the three Policies described in this Prospectus. The variable life insurance policies we presently offer are described in separate prospectuses.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’S Staff and is available at Investor.gov.
As permitted by regulations adopted by the SEC, paper copies of your underlying Portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us. Instead, your Portfolio annual and semi-annual reports will be made available on www.nmfundreports.com and you will be notified by mail each time a report is posted and provided with a link to access the report for each Portfolio. If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by signing up for eDelivery at www.NorthwesternMutual.com/eDelivery. You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling (866) 910-1232. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios available under your Policy.

Important Information You Should Consider About the Policies
	FEES AND EXPENSES			Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawals
If you surrender your Single Premium Life Policy in the first ten Policy Years you will be assessed a surrender charge of up to 9% of premium paid.
For example, if you surrender your Single Premium Life Policy and your total premium paid to date was $100,000, you could pay a surrender charge of up to
$9,000.
Fee and Expense Tables – Transaction Fees (Single Premium Life Policy – Surrender Charge)
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load, charges for transferring between investment options, extra premium for unqualified insureds, charges for insurance or administrative charges, as well as charges for expedited delivery or wire transfers.
Fee and Expense Tables – Transaction Fees
Ongoing Fees and Expenses (annual charges)
In addition to the charges above, investment in a Policy is subject to ongoing fees and expenses, including fees covering the cost of insurance and optional benefits available under the Policy. These fees are based on information as of
December 31, 2020, may change from year to year, and are generally based on characteristics of the insured (e.g., age, sex and rating classification). You should review your Policy specifications page for specific rates applicable under your
Policy.
You bear the expenses associated with the Portfolios available under your Policy, the range for which is shown in the following table:
Fee and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses) Fee and Expense Tables – Annual Portfolio Operating Expenses
	Annual Fee	Minimum*	Maximum*
	Investment Options (Portfolio company fees and expenses)	0.21%	1.41%
* As a percentage of Portfolio assets.
RISKS
Risk of Loss	You can lose money by investing in a Policy, including loss of principal.			Risks of the Policies –Investment Risk and The Funds
Not a Short-Term Investment
Your Policy is not a short-term investment and is not appropriate for you if you need ready access to cash. Surrender charges may apply in the first 10 Policy
Years. In addition, short-term investment in a Policy may subject you to income taxes and tax penalties.
Risks of the Policies – Policy for Long- Term Protection
Risks Associated with Investment Options
Investment in your Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
(Portfolios) available under your Policy. Each Portfolio will have its own unique risks and you should review these investment options before making an investment decision.
Risks of the Policies – Investment Risk
Insurance Company Risks
Investment in your Policy is subject to the risks related to Northwestern Mutual, and any obligations, guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling toll free (866) 424-2609.
Risks of the Policies –Investment Risk Also see The Company section
Policy Lapse
Insufficient premium payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage and death benefits will not be paid.
After lapse, you may reinstate your Policy subject to certain conditions described in the Prospectus, including the payment of any premium required to keep the
Policy in force.
Risks of the Policy Lapse Information About the Policies –Reinstatement
Variable Life Prospectus  3

	RESTRICTIONS	Cross-Reference(s) to Location in Prospectus
Investments
Transfers from the Divisions must be in amounts greater than or equal to 1% of assets in the Divisions, may be subject to charges, and are subject to the Policies short-term and excessive trading policies. These short-term and excessive trading policies may trigger additional restrictions on your Policy. Currently, there is no charge when you transfer amounts among Divisions. However, we reserve the right to charge $25 for each transfer. You may invest in up to six
Divisions at a time.
Under certain circumstances Northwestern Mutual reserves the right to remove a
Portfolio or substitute another Portfolio or mutual fund for such Portfolio.

Information about
the Policies – Other
Policy Transactions
(Transfers Between
Divisions and Short-
Term and Excessive
Trading)

Information about
the Policies – Other
Policies
Transactions
(Substitution of
Portfolio Shares and
Other Changes)

Optional Benefits
Optional benefits are subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages
(or may terminate at certain ages) and underwriting classifications. Because we no longer issue the Policies, certain optional benefits may no longer be available.
Information about the Policies – Other Benefits Under the Policies
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, your Policy. There is no additional tax benefit if a Policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will generally be subject to ordinary income tax, and may be subject to tax penalties.
Tax Considerations
CONFLICTS OF INTEREST
Investment Professional Compensation
We no longer issue the Policies to new owners. The Policies were sold exclusively through financial representatives of Northwestern Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of premium, and Northwestern Mutual may share revenue it earns on your Policy with its affiliated broker-dealer. These financial representatives may have, or had, a financial incentive to offer or recommend your Policy, or another policy issued by Northwestern Mutual, over other investments.
Distribution of the Policies Also see Deductions and Charges – Commissions Paid to Financial Representatives
Exchanges
We no longer issue the Policies to new owners. Some financial representatives may have a financial incentive to offer a policy issued by Northwestern Mutual in place of one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase a policy issued by Northwestern Mutual (or any other policy) rather than continue to own the existing policy.
None
Overview of the Policies
What are the Policies, and what are they designed to do?
The Policies are individual variable whole life insurance policies, the purpose of which is primarily to provide life insurance protection (i.e., a death benefit), while providing the long-term accumulation of assets through allocations to a variety of Divisions. A Policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. You may want to consult your financial or tax advisor.
In exchange for your premium payment(s), upon the death of the Insured, we will pay the Death Benefit to your beneficiary that includes a guaranteed amount that will not be reduced so long as you make the necessary premium payments, as well as a “variable insurance amount” (see “Death Benefit—Variable Insurance Amount”) and/or additional term insurance in some circumstances.
How are Premium Payments treated under the Policies?
We no longer issue the Policies to new owners. The Single Premium Life Policy allowed for a one time, gross single premium at issue and does not allow for additional premium payments. For Whole Life Policies and Extra Ordinary Life Policies, current owners must generally pay premiums when
4  Variable Life Prospectus

they are due to keep the Policy in-force and maintain the guaranteed Death Benefit. Depending on your life insurance coverage, premiums are generally level, fixed and payable in advance during the Insured’s lifetime on a periodic basis. The Automatic Premium Loans provision of your Policy may affect the amount of premium you are required to pay (see “Policy Loans and Automatic Premium Loans”).
For Whole Life Policies and Extra Ordinary Life Policies, even if you pay on a more frequent basis we place all scheduled Net Premium (i.e., premium less applicable premium charges such as taxes and sales load) in the Divisions at the beginning of each Policy year. Premiums paid on an other-than-annual basis are adjusted to reflect the time value of money according to predetermined rates. Allocation of Net Premium to the Divisions is done according to your current allocation instructions on file with us.
Investments in the Policy’s Divisions are held in the Separate Account which is an account separate from our General Account assets. We have established a segment within the Separate Account to receive and invest Net Premium for the Policies. Currently, the Policy segment is divided into over 40 Separate Account Divisions. Each Division purchases shares in a corresponding Portfolio. Information about each corresponding Portfolio is provided at the back of this Prospectus. See APPENDIX A: Portfolios Available under Your Policy.
Payment of insufficient Premiums may result in the Policy terminating or lapsing.
Q. What are the primary features and options that your Variable Life Policy offers?
A.
Death Benefit. The primary benefit of each Policy is the life insurance protection (i.e., Death Benefit) it provides. For each Policy the Death Benefit includes a guaranteed amount which will not be reduced during the lifetime of the Insured so long as you pay premiums when they are due and no Policy Debt is outstanding. The remainder of the Death Benefit is the variable insurance amount which fluctuates in response to actual investment results and is not guaranteed. The Extra Ordinary Life Policy also provides some term insurance during the early Policy Years. The Death Benefit is increased by the amount of any paid-up additions which you have purchased with any dividends that we pay, except that for Extra Ordinary Life Policies, variable insurance amount and paid-up additions will first be used to replace term insurance before increasing the Death Benefit. The relationships among the guaranteed and variable amounts and any paid-up additions and term insurance depend on the design of the particular Policy.
B.
Surrenders and Access to Cash Value. You may surrender your Policy, and we will pay you its Cash Value (Policy Value less any Policy Debt and any surrender charge). In some cases, if we permit a Death Benefit reduction a release of Cash Value may result. Surrenders and releases of Cash Value are subject to charges and may have adverse tax consequences.
C.
Loans. You may take a loan against a Policy that, when added to existing Policy Debt, does not exceed the loan value of the Policy. The Policy secures the loan. Taking a loan will reduce Cash Value and the Death Benefit, may have adverse tax consequences and will increase the risk that your Policy may terminate or lapse.
D.
Transfers. Generally, you may transfer Invested Assets among the Divisions subject to certain restrictions (e.g., so long as you are invested in no more than six Divisions at a time).
E.
Collateral Assignment. Subject to our approval, you may generally assign a Policy as collateral for a loan or other obligation.
F.
Tax Treatment. You are generally not taxed on a Policy’s earnings until you withdraw Cash Value from your Policy. This is known as tax deferral.
G.
Additional Benefits. There are additional benefits under your Policy. An additional charge may apply if you elect an available additional benefit. The additional benefits that may be available with your Policy are listed in the “Other Benefits under the Policies” section of the Prospectus, and include the following:
•
Waiver of Premium Benefit – Pays the Insured’s premium while totally disabled (no longer available for purchase)
•
Additional Purchase Benefit – Allows the Owner to purchase additional life insurance on the life of the Insured without proof of insurability (no longer available for purchase)
•
Income Plans – In lieu of a lump sum payment, the Death Benefit proceeds may be payable in monthly (or less frequent) payments over a period of time
•
Right to Exchange for a Fixed Benefit Policy – Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios

Variable Life Prospectus  5

Fee and Expense Tables
The following tables describe the fees and expenses that are payable when you buy, own, surrender or make withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
Transaction Fees1
This table describes the fees and expenses you will pay when you pay premiums, surrender the Policy or transfer amounts among investment options.
	Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Whole Life and Extra Ordinary Life Policies	Premium Taxes	When you pay premiums	2% of the basic premium[2]	2% of the basic premium[2]
	Sales Load	When you pay premiums	Same as the current amount	Year 1: 30% of basic premium[2] Years 2-4: 10% of basic premium[2] Years 5-on: Not more than 7% of basic premium[2]
	Charge for Issuance Expenses	When you pay premiums — first Policy Year only	Same as the current amount	Not more than $5 for each $1,000 of insurance
	Administrative Charge	When we issue the Policy	$150	$150
Single Premium Life Policy	Surrender Charge	When you surrender the Policy during the first ten Policy Years	Not more than 9% of the premium paid for the Policy[3]	0%
All Policies	Fee for Transfer of Assets	When you transfer assets among the Divisions	The fee will not exceed our administrative costs of transfers	Currently waived
Whole Life and Extra Ordinary Life Policies	Extra Premium for Insureds Who Do Not Qualify as Select Risks	When you pay premiums	Same as current amount[4]; Variable Whole Life; Maximum: $52.70 per $1,000 of face amount; Variable Extra Ordinary Life Policies; Maximum: $58.71 per $1,000 of face amount	The amount depends on the underwriting classification
All Policies	Expedited Delivery Charge[5]	When express mail delivery is requested	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation[6]	$15 per delivery (up to $45 for next day, a.m. delivery)
	Wire Transfer Fee[5]	When a wire transfer is requested	$50 per transfer (up to $100 for international wires) adjusted for inflation[6]	$25 per transfer (up to $50 for international wires)
1
Some fees and expenses, such as fees applicable in Policy Years prior to your current Policy Year, may no longer apply because the Policies are no longer issued.
2
The basic premium for a Policy is the gross premium which would be payable if you paid the premium annually, less the annual deduction for administrative costs. See “Deductions and Charges” for more information.
3
This charge no longer applies because you have owned your Policy for longer than ten years.
4
This charge will vary depending on underwriting classification of the Insured.
5
This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.
6
The maximum amount deducted is subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum amount deducted will equal the maximum charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2009. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by the Company to serve the same purpose.
6  Variable Life Prospectus

Periodic Charges (Other than Portfolio Operating Expenses)
These tables describe the fees and expenses, other than operating expenses for the Portfolios, that you will pay periodically during the time that you own a Policy. Please refer to the table specific to your Policy. As noted below, in some cases the charges shown in the table may not be representative of what a particular Owner may pay. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations”).
Whole Life Policy
Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Charge for Administrative Costs	Annually, on the Policy Anniversary	$35	$35
Charge for Death Benefit Guarantee	Annually, on the Policy Anniversary	1 1∕2% of the basic premium[1]	1 1∕2% of the basic premium[1]
Charge for Mortality and Expense Risks	Daily	Annual rate of .50% of the Separate Account Assets	Annual rate of .50% of the Separate Account Assets
Charge for Federal Income Taxes	Daily	A rate which reflects that portion of our actual tax expenses which is fairly allocable to the Policies	Annual rate of .05% of the Separate Account Assets
Cost of Insurance	Calculated at least annually on the Policy Anniversary	Same as current amount, without the current dividend
Maximum: $1,000 per $1,000 of net amount at
risk (Attained Age 99)[2]

Minimum: $0.69 per $1,000 of net amount at risk
(Attained Age 10 female)[2]

Representative: $11.46 per $1,000 of net amount
at risk (Attained Age 56 male)

Charge for Mortality and Expense Risks and Expenses for Loans[3]	Daily	Annual rate of 1.00% of the borrowed amount	When the Insured is Attained Age 99 and below: Annual rate of 0.85% of the borrowed amount; When the Insured is Attained Age 100 and above: Annual rate of 0.30% of the borrowed amount
Waiver of Premium Benefit[4]	Annually, on the Policy Anniversary, if this benefit is attached to your Policy and the Attained Age is less than 65	Same as current amount	Maximum: $2.05 per $1,000 of face amount (Issue Age 58) Minimum: $0.13 per $1,000 of face amount (Issue Age 0-6) Representative: $0.37 per $1,000 of face amount (Issue Age 35)
Additional Purchase Benefit[5]	Annually, on the Policy Anniversary, if this benefit is attached to your Policy and the Attained Age is less than 40	Same as current amount
Maximum: $2.21 per $1,000 of Additional
Purchase Benefit (Issue Age 38)[5]

Minimum: $0.54 per $1,000 of Additional
Purchase Benefit (Issue Age 0)[5]

Representative: $0.54 per $1,000 of Additional
Purchase Benefit (Issue Age 0)

1
The basic premium for a Policy is the gross premium which would be payable if you paid the premium annually, less the annual deduction for administrative costs. See “Deductions and Charges” for more information.
2
The Policy includes no provisions for explicit deductions or charges for the cost of insurance, but this cost is reflected in the table of Cash Values at the front of the Policy and in the table of net single premiums we use to determine the variable insurance amount. The variable insurance amount is used to calculate both the Death Benefit and the Cash Value. The cost of insurance is based on factors including but not limited to the Insured’s Attained Age, the 1980 CSO Mortality Table and the net insurance amount at risk. The net insurance amount at risk is the Death Benefit minus the sum of the Cash Value and any Policy Debt. The rates shown in the table may not be representative of the charge a particular Owner may pay. The amount you pay for the cost of insurance is effectively reduced by the dividends, if any, we currently pay on your Policy. You may ask your Financial Representative for the current dividend amount. Future dividends are not guaranteed. (See “Annual Dividends”).
3
The charge is applied to the Policy Debt. The charge shown is a loan interest spread that is deducted from the Invested Assets. We add unpaid interest to the amount of the loan. Interest on a Policy loan accrues and is payable on a daily basis at an annual effective rate of 8% or an alternative variable rate based on a bond yield index. The amount of the Policy loan will be transferred from the Divisions to our General Account and credited on a daily basis with an annual earnings rate equal to the Policy loan interest rate less the charge shown.
4
The charges shown in the table may not be representative of the charge that a particular Owner may pay. The charge does not vary by sex. Generally, the charge increases for older Issue Ages. In addition, higher rates may apply to substandard underwriting classifications. The charge for the Waiver of Premium Benefit is less for Extra Ordinary Life Policies than for Whole Life Policies, all other factors being equal.
Variable Life Prospectus  7

5
The maximum benefit amount is $100,000. The charges shown in the table may not be representative of the charge that a particular Owner may pay. The charge does not vary by sex. The charge increases for older Issue Ages.
Extra Ordinary Life Policy
Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Charge for Mortality and Expense Risks	Daily	Annual rate of .50% of the Separate Account Assets	Annual rate of .50% of the Separate Account Assets
Charge for Federal Income Taxes	Daily	A rate which reflects that portion of our actual tax expenses which is fairly allocable to the Policies	Annual rate of .05% of the Separate Account Assets
Cost of Insurance	Calculated at least annually on the Policy Anniversary	Same as current amount, without the current dividend
Maximum: $1,000 per $1,000 of net amount at
risk (Attained Age 99)[1]

Minimum: $0.85 per $1,000 of net amount at risk
(Attained Age 15 female)[1]

Representative: $21.06 per $1,000 of net amount
at risk (Attained Age 63 male)

Charge for Mortality and Expense Risks and Expenses for Loans[2]	Daily	Annual rate of 1.00% of the borrowed amount	When the Insured is Attained Age 99 and below: Annual rate of 0.85% of the borrowed amount; When the Insured is Attained Age 100 and above: Annual rate of 0.30% of the borrowed amount
Charge for Dividends[3]	Annually, on the Policy Anniversary	Same as current amount	Maximum: 17% of the gross annual premium[4]
Extra Premium for Extra Life Protection (after the expiry of the guaranteed period)	Annually, after the expiry of the guaranteed period, on the Policy Anniversary[5]	Maximum: $1,000 per $1,000 of term insurance, without the current dividend Minimum: $6.27 per $1,000 of term insurance, without the current dividend
Maximum: $283.64 per $1,000 of term insurance[6]
(Attained Age 99 male standard)

Minimum: $1.93 per $1,000 of term insurance[6]
(Attained Age 52 female select)

Representative: $5.11 per $1,000 of term
insurance[6] (Attained Age 62 male select)

Charge for Administrative Costs	Annually, on the Policy Anniversary	$35	$35
Charge for Death Benefit Guarantee	Annually, on the Policy Anniversary	1 1∕2% of the basic premium[7]	1 1∕2% of the basic premium[7]
Waiver of Premium Benefit[8]	Annually, on the Policy Anniversary, if this benefit is attached to your Policy and the Attained Age is less than 65	Same as current amount	Maximum: $1.48 per $1,000 of face amount (Issue Age 48) Minimum: $0.10 per $1,000 of face amount (Issue Age 15) Representative: $0.24 per $1,000 of face amount (Issue Age 35)
Additional Purchase Benefit[9]	Annually, on the Policy Anniversary, if this benefit is attached to your Policy and the Attained Age is less than 40	Same as current amount
Maximum: $2.21 per $1,000 of Additional
Purchase Benefit (Issue Age 38)[9]

Minimum: $1.06 per $1,000 of Additional
Purchase Benefit (Issue Age 15)[9]

Representative: $1.33 per $1,000 of Additional
Purchase Benefit (Issue Age 25)[9]

1
The Policy includes no provisions for explicit deductions or charges for the cost of insurance, but this cost is reflected in the table of Cash Values at the front of the Policy and in the table of net single premiums we use to determine the variable insurance amount. The variable insurance amount is used to calculate both the Death Benefit and the Cash Value. The cost of insurance is based on factors including but not limited to the Insured’s Attained Age, the 1980 CSO Mortality Table and the net insurance amount at risk. The net insurance amount at risk is the Death Benefit minus the sum of the Cash Value and any Policy Debt. The rates shown in the table may not be representative of the charge a particular Owner may pay. The amount you pay for the cost of insurance is effectively reduced by the dividends, if any, we currently pay on your Policy. You may ask your Financial Representative for the current dividend amount. Future dividends are not guaranteed. (See “Annual Dividends”).
2
The charge is applied to the Policy Debt. The charge shown is a loan interest spread that is deducted from the Invested Assets. We add unpaid interest to the amount of the loan. Interest on a Policy loan accrues and is payable on a daily basis at an annual effective rate of 8% or an alternative variable rate based on a bond yield index. The amount of the Policy loan will be transferred from the Divisions to our General Account and credited on a daily basis with an annual earnings rate equal to the Policy loan interest rate less the charge shown.
8  Variable Life Prospectus

3
This charge will vary by Issue Age of the Insured.
4
The charge for dividends is approximately 7% to 17% of the gross annual premium.
5
After the guaranteed period expires, if the sum of positive variable insurance amount plus the paid-up additions is less than the initial amount of Extra Life Protection, we may reduce the amount of term insurance for the Policy Year. Alternatively, you may choose to have the coverage maintained by paying a larger premium based on the term insurance rates described here. Your right to continue to purchase term insurance on this basis will terminate as of the first Policy Anniversary when you fail to pay the additional premium when due.
6
Estimated year-end dividends have the effect of reducing the term insurance amounts on which the charges are based.
7
The basic premium for a Policy is the gross premium which would be payable if you paid the premium annually, less the annual deduction for administrative costs. See “Deductions and Charges” for more information.
8
The charges shown in the table may not be representative of the charge that a particular Owner may pay. The charge does not vary by sex. Generally, the charge increases for older Issue Ages. In addition, higher rates may apply to substandard underwriting classifications. The charge for the Waiver of Premium benefit is less for Extra Ordinary Life Policies than for Whole Life Policies, all other factors being equal.
9
The maximum benefit amount is $100,000. The charges shown in the table may not be representative of the charge that a particular Owner may pay. The charge does not vary by sex. The charge increases for older Issue Ages.
Single Premium Life Policy
Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Charge for Mortality and Expense Risks	Daily	Annual rate of .50% of the Separate Account assets	Annual rate of .50% of the Separate Account assets
Charge for Federal Income Taxes	Daily	A rate which reflects that portion of our actual tax expenses which is fairly allocable to the Policies	Annual rate of .05% of the Separate Account assets
Cost of Insurance	Calculated at least annually on the Policy Anniversary	Same as current amount, without the current dividend
Maximum: $1,000 per $1,000 of net amount at
risk (Attained Age 99)[1]

Minimum: $0.69 per $1,000 of net amount at risk
(Attained Age 10 female)[1]

Representative: $27.85 per $1,000 of net amount
at risk (Attained Age 66 male)

Charge for Mortality and Expense Risks and Expenses for Loans[2]	Daily	Annual rate of 1.00% of the borrowed amount	When the Insured is Attained Age 99 and below: Annual rate of 0.85% of the borrowed amount; When the Insured is Attained Age 100 and above: Annual rate of 0.30% of the borrowed amount
1
The Policy includes no provisions for explicit deductions or charges for the cost of insurance, but this cost is reflected in the table of Cash Values at the front of the Policy and in the table of net single premiums we use to determine the variable insurance amount. The variable insurance amount is used to calculate both the Death Benefit and the Cash Value. The cost of insurance is based on factors including but not limited to the Insured’s Attained Age, the 1980 CSO Mortality Table and the net insurance amount at risk. The net insurance amount at risk is the Death Benefit minus the sum of the Cash Value and any Policy Debt. The rates shown in the table may not be representative of the charge a particular Owner may pay. The amount you pay for the cost of insurance is effectively reduced by the dividends, if any, we currently pay on your Policy. You may ask your Financial Representative for the current dividend amount. Future dividends are not guaranteed. (See “Annual Dividends”).
2
The charge is applied to the Policy Debt. The charge shown is a loan interest spread that is deducted from the Invested Assets. We add unpaid interest to the amount of the loan. Interest on a Policy loan accrues and is payable on a daily basis at an annual effective rate of 8% or an alternative variable rate based on a bond yield index. The amount of the Policy loan will be transferred from the Divisions to our General Account and credited on a daily basis with an annual earnings rate equal to the Policy loan interest rate less the charge shown.
Annual Portfolio Operating Expenses
The table below shows the range (minimum and maximum) of total operating expenses charged by the Portfolios that you may pay periodically during the time you own your Policy. The table below is based on information as of December 31, 2020 and may change from year to year. A complete list of the Portfolios available under your Policy, including their annual expenses, may be found at the back of this document.
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	%1.41
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.25%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Portfolio Operating Expenses.
For more information about voluntary fee waivers that may be in place, see the “Deductions and Charges” section.
Variable Life Prospectus  9

Risks of the Policies
Policy for Long-Term Protection  Your Policy is designed to serve your long-term life insurance protection need. It is not suitable for short-term life insurance protection nor for short- term investing. The value of your Policy and Death Benefit will be reduced if you withdraw Cash Value. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Investment Risk  Policy amounts in the Divisions will fluctuate with the performance of the Portfolios you choose. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect depending on the investment performance of the corresponding Portfolios. These assets are not guaranteed, and you can lose money. You may be required to pay more premiums than originally planned in order to keep the Policy in force.
A comprehensive discussion of the investment objectives and risks of each Portfolio may be found in each Portfolio’s prospectus. There is no assurance that any Portfolio will achieve its stated investment objective. The Policy is not designed for frequent or short-term trading.
Insurance Default Risk  Because certain guarantees under the Policies are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits outside of the Separate Account, are subject to the risk of default to the extent the Company is unable to satisfy some or all of these guarantees.
Policy Lapse  Insufficient Premium Payments, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage. If you do not pay premiums when they are due, your Policy will enter a 31-day grace period. If your Policy enters a grace period, we will notify you that your Policy will lapse at the end of the grace period unless you make a sufficient payment. Your Policy may be reinstated within three years (or longer if required by state law) after it has lapsed, subject to certain conditions.
Policy Loan Risks  A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Divisions; in addition, a charge is deducted from your Policy Value while there is Policy Debt. The Death Benefit is reduced by the amount of any outstanding Policy Debt. If you surrender the Policy or allow it to lapse while Policy Debt is outstanding, the amount of Policy Debt is extinguished by applying the Policy Value to repay it. If the Policy Debt exceeds the cost basis in the contract, we are required to report the extinguishment to you and the IRS on an IRS Form 1099-R. Policy Debt may increase the risk that your Policy will lapse.
Limitations on Access to Your Values  Accessing your Policies’ value may have tax consequences. Your Policy provides access to Cash Value during the lifetime of the Insured. You may surrender your Policy for the Cash Value at any time during the lifetime of the Insured. We will permit a Death Benefit reduction so long as the Policy that remains meets our minimum size requirements. Under some circumstances there may be a release of Cash Value upon the reduction of your Death Benefit. You may borrow an amount from the Company up to 90% of your Policy’s Cash Value using the Policy as security.
Adverse Tax Consequences  Our understanding of the principal tax considerations for the Policies under current tax law is set forth in this Prospectus. A surrender, loan or release of Cash Value may have tax consequences. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented.
Generally, a Policy may be classified as a MEC if cumulative premiums paid during a seven-pay period exceed a “seven-pay” limit defined in the Internal Revenue Code. Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to an additional 10% penalty tax if taken before the Owner attains age 59½. Moreover, excessive Policy loans could cause a Policy to terminate with insufficient value to pay the tax due upon termination. Death Benefit proceeds may be subject to state and/or inheritance taxes. (See “Tax Considerations”).
Risk of an Increase in Current Fees and Expenses Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. Although some Funds may have expense limitation agreements, the operating expenses of the Portfolios are not guaranteed and may increase or decrease over time.

The Company
The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual were over $308 billion as of
December 31, 2020. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
General Account assets are used to guarantee the payment of certain benefits under the Policies, including death benefits. To the extent that we are required to pay you amounts under these benefits that are in addition to Invested Assets in the Separate Account, such amounts will come from General Account
10  Variable Life Prospectus

assets. Thus, Owners must look to the strength of the Company and its General Account with regard to guarantees under the Policies. The General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account
We established the Separate Account by action of our Trustees on November 23, 1983, in accordance with the provisions of Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). We own the assets in the Separate Account and we are obligated to pay all benefits under the Policy. We may use the Separate Account to support other variable life insurance policies we issue. We have divided the Separate Account into Divisions, each of which invests in shares of one Portfolio of the Funds.
Under Wisconsin law, Separate Account assets are held separate from our other assets and are not part of our General Account. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Division reflect that Division’s own investment performance and not the investment performance of our other assets. We may not use the Separate Account’s assets to pay any of our liabilities other than those arising from the Policies and any other variable life insurance Policies funded by the Separate Account. We may, however, use all of our assets (except those held in certain other separate accounts) to satisfy our obligations under your Policy.
Where permitted by law and subject to any required regulatory approvals or votes by Owners, we reserve the right to:
•
operate the Separate Account or a Division either as a unit investment trust or a management investment company under the 1940 Act, or in any other form permitted by law, if deemed by the Company to be in the best interest of Owners;
•
invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased;
•
transfer cash from time to time between the General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Policy, including but not limited to transfers for the deduction of charges and in support of payment options;
•
on behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to the Policies supported by the Separate Account to the General Account (Invested Assets remaining in the Separate Account necessary to fulfill its obligations under the Policy are not subject to claims against or losses in the General Account);
•
register or deregister the Separate Account under the 1940 Act or change its classification under that Act;
•
create new separate accounts;
•
add, delete or make changes to the securities and other assets held or purchased by the Separate Account;
•
restrict or eliminate any voting rights of Owners or other persons having voting rights as to the Separate Account; and
•
make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.
In the event that we take any of these actions, we may make an appropriate endorsement of your Policy and take other actions necessary to comply with applicable law.

The Funds
A variety of investment options are made available under the Policy for the allocation of your premiums. However, the Company does not endorse or recommend any particular option, nor does it provide investment advice. You are responsible for choosing your investment options and should make your choices based on your individual situation and risk tolerances. After making your initial allocation decisions, you should monitor your allocations and periodically review the options you select and the amounts allocated to each to ensure your selections continue to be appropriate. The amounts you invest in a particular Division are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money.
The assets of each Division are invested in a corresponding Portfolio that is a series of one of the following mutual funds: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management
Variable Life Prospectus  11

Trust; Russell Investment Funds; and Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Policy may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Policy. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.
There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including its (i) name, (ii) investment objective(s), (iii) investment adviser, (iv) current expenses, and (v) performance, in Appendix A to this Prospectus. Each Portfolio has a prospectus that contains more detailed information about the Portfolio. Read the prospectuses for the Portfolios carefully before investing. You can find these documents online at www.nmprospectus.com, by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com. Note: A summary prospectus for a Portfolio contains information on its first page about how to obtain a copy of the full Portfolio statutory prospectus. You can also visit http://www.nmprospectus.com to obtain these documents.
Payments We Receive
The Policy makes available both proprietary and non-proprietary Portfolios. The Series Fund is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Policy, we consider during the selection process whether a Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of accumulated amounts if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Policy Value of your Policy resulting from the performance of the Portfolios you have chosen.
Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is available through the Policy. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Policies and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.20%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and marketing the Policies and Portfolios. The Company and its affiliates may profit from these payments.
While not currently the case, certain Portfolios available under the Policy may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. The payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We would also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.
Additionally, an investment adviser or sub-adviser of a Portfolio (or of an underlying fund in which a Portfolio invests) or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

Information About the Policies
We are no longer issuing these Policies.
This prospectus describes the material provisions of the Policies. You should consult your Policy for more information about its terms and conditions, and for any state specific variations that may apply to your Policy.
Premiums
For Whole Life Policies and, except as explained below, for Extra Ordinary Life Policies, premiums are level, fixed and payable in advance during the Insured’s lifetime on a monthly, quarterly, semiannual or annual basis. You may change the premium frequency. The change will be effective when we accept the premium on the new frequency. The amount of the premium depends on the amount of insurance for which the Policy was issued and the Insured’s age and underwriting
12  Variable Life Prospectus

classification. The amount of the premium also reflects the sex of the Insured except where state or federal law requires that premiums and other charges and values be determined without regard to sex. We send a notice to the Owner not less than two weeks before each premium is due. If you select the monthly premium frequency, we may require that you make Premium Payments through an automatic payment plan arranged with your bank.
Premiums you pay other than on an annual basis are increased to (1) reflect the time value of money, based on a 12% interest rate, and (2) cover the administrative costs to process the additional Premium Payments. You may obtain information from your Northwestern Mutual Financial Representative about annual percentage rate (APR) calculations for premiums paid other than annually. The APR calculation is also available through www.northwesternmutual.com.
Premium added to the Separate Account will increase your Policy Value according to a formula specified in your Policy that takes into account certain actuarially determined values and the 1980 CSO mortality tables.
If the Insured dies after payment of the premium for the period which includes the date of death, we will refund the portion of the premium for the remainder of that period as part of the Policy proceeds.
You may send Premium Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Premium Payments by check or electronic funds transfer (“EFT”). We generally will not accept cash, money orders, traveler’s checks or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Premium Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Premium Payment by EFT is reversed, we reserve the right to reverse the transaction. If mandated under applicable law, we may be required to reject a Premium Payment. We may also be required to provide information about you and your account to government regulators.
We accept Premium Payments via our website if eligible. Electronic payments via our website must be made in accordance with our current procedures. However, we are not required to accept electronic payments, and we will not be responsible for losses resulting from transactions based on unauthorized electronic payments, provided we follow procedures reasonably designed to verify the authenticity of electronic payments. For more information on electronic payments see “Owner Inquiries.” We reserve the right to limit, modify, suspend or terminate the ability to make payments via our website at any time. Although we do not anticipate delays in our receipt and processing of premiums, we may experience such delays to the extent premiums are not received at our Home Office on a timely basis. Such delays could result in delays in the allocation of premiums.
Whole Life Policy The following table for Whole Life Policies shows representative premiums for male select, standard plus, and standard risks for various face amounts of insurance. Premiums you pay other than on an annual basis are increased to (1) reflect the time value of money, based on a 12% interest rate and (2) cover the administrative costs associated with additional Premium Payments. For example, two semi-annual payments will total more than an annual premium payment.

Age at Issue	Face Amount	Annual Premium	Monthly Premium	Annual Sum of Monthly Premiums*	Annual Sum of Monthly Premiums Minus the Annual Premium
	SELECT
15	$50,000	$382.50	$33.60	$403.20	$20.70
35	100,000	1,536.00	135.10	1,621.20	85.20
55	100,000	3,766.00	331.10	3,973.20	207.20
	STANDARD PLUS
15	$50,000	$406.00	$35.60	$427.20	$21.20
35	100,000	1,683.00	148.10	1,777.20	94.20
55	100,000	4,125.00	363.10	4,357.20	232.20
	STANDARD
15	$50,000	$491.50	$43.10	$517.20	$25.70
35	100,000	1,912.00	168.10	2,017.20	105.20
55	100,000	4,587.00	404.10	4,849.20	262.20
*
In some cases for policies with smaller premiums, the sum of 12 monthly premiums may be less than the sum of other periodic premium amounts due to lower administrative costs.
Extra Ordinary Life Policy The following table for Extra Ordinary Life Policies shows representative annual premiums for male select, standard plus and standard risks for various amounts of insurance. Premiums you pay other than on an annual basis are increased to (1) reflect the time value of money, based on a 12% interest rate and (2) cover the administrative costs associated with additional Premium
Payments. For example, two semi-annual payments will total more than an annual premium payment. The amounts of insurance shown in the table are the total amounts in effect when the Extra Ordinary Life Policy is issued, including both the guaranteed minimum death benefit noted in your Policy (“Minimum Death Benefit”), which we guarantee for the lifetime of the Insured, and the Extra Life Protection, which we
Variable Life Prospectus  13

guarantee for a shorter period. (See “Death Benefit” and “Extra
Ordinary Life Policy”).

Age at Issue	Face Amount	Annual Premium	Monthly Premium	Annual Sum of Monthly Premiums*	Annual Sum of Monthly Premiums Minus the Annual Premium
	SELECT
15	$50,000	$261.50	$23.10	$277.20	$15.70
35	100,000	1,014.00	89.10	1,069.20	55.20
55	100,000	2,612.00	230.10	2,761.20	149.20
	STANDARD PLUS
15	$50,000	$285.00	$25.10	$301.20	$16.20
35	100,000	1,161.00	102.10	1,225.20	64.20
55	100,000	2,971.00	261.10	3,133.20	162.20
	STANDARD
15	$50,000	$357.50	$31.60	$379.20	$21.70
35	100,000	1,377.00	121.10	1,453.20	76.20
55	100,000	3,425.00	301.10	3,613.20	188.20
*
In some cases for policies with smaller premiums, the sum of 12 monthly premiums may be less than the sum of other periodic premium amounts due to lower administrative costs.
Single Premium Life Policy The Single Premium Life Policy was available only for applicants who met select or standard plus underwriting criteria as we determined. The premiums for these Policies are the same for both select and standard plus risks, but we expect that the dividends will be lower for Policies issued to Insureds in the standard plus classification.
The following table for Single Premium Life Policies shows representative gross single premiums for male select and standard plus risks for various face amounts of insurance:
Age at Issue	Face Amount of Insurance	Gross Single Premium
15	$10,000	$1,498.40
35	25,000	6,443.25
55	50,000	23,502.00
Grace Period
For the Whole Life and Extra Ordinary Life Policies there is a grace period of 31 days for any premium that is not paid when due. The Policy remains in force during this period. If you do not pay the premium within the grace period, the Policy will terminate as of the date when the premium was due and will no longer be in force, unless it is continued as extended term or paid-up insurance (see “Extended Term and Paid-Up Insurance”), or the Automatic Premium Loan provision is currently in effect (see “Policy Loans and Automatic Premium Loans”) to pay any overdue premiums and the premium due is less than the maximum amount allowable. If the Insured dies during the grace period we will deduct any overdue premium from the proceeds of the Policy. If the Insured dies after payment of the premium for the period which includes the date of death, we will refund the portion of the premium for the remainder of that period as part of the Policy proceeds.
Allocating Premiums to the Separate Account
We place the net annual premium for a Whole Life Policy or an Extra Ordinary Life Policy in the Separate Account on the Policy Date and on the Policy Anniversary each year. The net annual premium is the annual premium less the deductions. See “Deductions and Charges” for more information.
You determine how the net annual premium for a Whole Life or an Extra Ordinary Life Policy is apportioned among the Divisions. If you direct any portion of a premium to a Division, the Division must receive at least 1% of that premium. You may change the apportionment for future premiums by written request at any time, but the change will be effective only when we place the net annual premium in the Separate Account on the next Policy Anniversary, even if you are paying premiums other than on an annual basis. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions on your behalf involving the allocation of amounts among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading. Premium may be allocated to up to six Divisions at a time.
Eligible Owners may also submit allocation requests via the Variable Life Service Center at 1-866-424-2609 or via our website at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current procedures for Electronic Instructions provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make requests via Electronic Instructions.
14  Variable Life Prospectus

For a Single Premium Policy we placed the entire single premium, less an administrative charge of $150, in the Separate Account on the Policy Date, and we apportioned the amount among the Divisions as you determined.
You may apportion the Separate Account assets supporting your Policy among as many as six Divisions at any time.
Cash Value
The Cash Value of a Policy is equal to the amount you are eligible to receive when you surrender the Policy. If investment results were a net level 4% every year, the Cash Value would increase each year according to a table in your Policy (“tabular Cash Value”). However, the Cash Value for all Policies will change daily in response to investment results. For any given date, to calculate the Cash Value, the tabular Cash Value for the last Policy Anniversary is adjusted to reflect the time elapsed since the last Policy Anniversary. We then adjust the sum of the tabular Cash Value and the net single premium for the variable insurance amount (see the discussion of net single premiums under “Variable Insurance Amount”) to reflect investment results from the last Policy Anniversary to the date for which the calculation is being made. The Cash Value is increased by the value of any paid-up additions which have been purchased with dividends. The value of the paid-up additions reflect investment results from your last Policy Anniversary to the date for which the calculation is being made. If a portion of the premium for the current Policy Year has not been paid, the Cash Value of a Whole Life Policy or an Extra Ordinary Life Policy will be reduced. The Cash Value for all Policies will be reduced by any Policy Debt outstanding. No minimum Cash Value is guaranteed.
We determine the Cash Value for a Policy (including any request for a Death Benefit reduction, please see below) at the end of each valuation period (typically, 4:00 p.m. Eastern Time each business day). Each business day, together with any non-business days before it, is a valuation period. A business day is any day on which the NYSE is open for trading. In accordance with the requirements of the 1940 Act, we may also determine the Cash Value for a Policy on any other day on which there is sufficient trading in securities to materially affect the value of the securities held by the Portfolios.
You may surrender a Policy for the Cash Value at any time during the lifetime of the Insured. We will surrender your Policy upon receiving a surrender request in Good Order at our Home Office. Requests for surrender received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE are deemed to be received and effective that day. If received on or after the close of trading, requests are deemed to be received and effective as of the close of the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Alternatively, you may use the Cash Value of a Whole Life Policy or an Extra Ordinary Life Policy to provide extended term insurance or a reduced amount of fixed or variable paid-up insurance. (See “Extended Term and Paid-Up Insurance”). Surrender proceeds may be paid under an Income Plan requested by an Owner at the time of surrender. Available Income Plans include an interest income plan, installment income plans, and life income plans. The Company may offer additional Income Plans (see “Other Benefits Available Under the Policies –Income Plans”).
You may request a Death Benefit reduction, so long as the Policy’s Death Benefit after reduction meets the regular minimum size requirements. A proportionate refund of the Policy’s Cash Value will result from any Death Benefit reduction. The refund of Cash Value will first be applied toward any existing loan balance. The remainder of the Cash Value refunded will be returned to the Owner. The remaining Policy will be based on the age and underwriting classification of the Insured at the time of issuance of the original Policy. We will allocate reductions among the Divisions in proportion to the amounts in the Divisions.
Death Benefit
The Death Benefit for a variable life insurance policy is, in part, a guaranteed amount which will not be reduced during the lifetime of the Insured so long as you pay premiums when they are due and no Policy Debt is outstanding. The remainder of the Death Benefit is the variable insurance amount which fluctuates in response to actual investment results and is not guaranteed. The amount of any paid-up additions is also included in the total Death Benefit and, in addition, the Extra Ordinary Life Policy provides some term insurance during the early Policy Years. Paid-up additions are amounts of permanent insurance, paid for with dividends and added to a basic life insurance policy, and for which the premium for the entire lifetime of the Insured has been paid. Paid-up additions have Cash Value and loan value. The relationships among the guaranteed and variable amounts and any paid-up additions and term insurance depend on the design of the particular Policy. For a more detailed description of how the Death Benefit is calculated for your Policy, see “Whole Life Policy and Single Premium Life Policy” and “Extra Ordinary Life Policy” below.
Payment of Proceeds The amount payable under the Death Benefit will be reduced by the amount of any Policy Debt. Subject to the terms and conditions of the Policy, the proceeds will be paid to a beneficiary or other payee after proof of the death of the Insured is received in our Home Office. The amount of proceeds will be determined as of the date of death. We will pay interest on the proceeds from that date until payment is made.
Variable Insurance Amount The variable insurance amount reflects, on a cumulative basis, the investment experience of the Divisions in which the Policy has participated. We adjust the variable insurance amount annually on each Policy Anniversary. For the first Policy Year the variable insurance amount was zero. For any subsequent year it may be either positive or negative. If the variable insurance amount is positive, subsequent good investment results will produce a larger variable insurance amount and therefore an increase in the Death Benefit. If the variable insurance amount is negative, subsequent good investment results will first have to offset the negative amount before the Death Benefit will increase.
In setting the premium rates for each Policy we have assumed that investment results will cause the Separate Account assets supporting the Policy to grow at a net annual rate of 4%. If the
Variable Life Prospectus  15

assets grow at a net rate of exactly 4% for a Policy Year, the variable insurance amount will neither increase nor decrease on the following Policy anniversary. If the net rate of growth exceeds 4%, the variable insurance amount will increase. If it is less than 4%, the variable insurance amount will decrease.
The method for calculating the changes in the Death Benefit is described in the Policy. The Policy includes a table of net single premiums used to convert the investment results for a Policy into increases or decreases in the variable insurance amount. The insurance rates in the table depend on the sex and the Attained Age of the Insured for each Policy Year. For a Whole Life Policy, the changes in the Death Benefit will be smaller for a Policy issued with a higher premium for extra mortality risk. The net single premium for a particular variable insurance amount is the price for that amount of paid-up whole life insurance based on the Insured’s age on the Policy Anniversary.
To illustrate how the variable insurance amount affects the Death Benefit for a Whole Life Policy, suppose that on your Policy Anniversary investment results since your last Policy Anniversary (excluding investment results on paid-up additions) were $500 less than the amount that would have been expected assuming a net annual growth rate of 4%. By way of example, if your net single premium (based on your underwriting classification as indicated in your Policy) per $1.00 of insurance was .40440, the variable insurance amount for the current year will decrease by $1,236 ($500/.40440), thereby decreasing the Death Benefit if the variable insurance amount had been positive. (See “Whole Life Policy and Single Premium Life Policy”).
Because the variable insurance amount is adjusted only on the Policy Anniversary, we bear the risk that the Insured may die before the next anniversary after an interim period of adverse investment experience. If investment experience during the interim period is favorable, you will forgo the benefit and we will realize a gain. However, if on the date of death of the Insured the value of the Policy, considered as a net single premium, would buy more Death Benefit than the amount otherwise determined under the Policy, we will pay this increased Death Benefit.
The cost of life insurance increases with the advancing age of the Insured, and therefore a larger dollar amount of investment earnings is required to produce the same increase in the Death Benefit in the later Policy Years. In general, however, the effect of investment results on the Death Benefit will tend to be greater in the later Policy Years because the amount of assets invested for the Policy will tend to increase as the Policy remains in force.
The cost of providing insurance protection under a Policy is reflected in the Cash Value of the Policy. (See “Cash Value”). The cost is actuarially computed for each Policy each year, based on the Insured’s Attained Age, the 1980 Commissioners Standard Ordinary Mortality Table and the net insurance amount at risk under the Policy. The net insurance amount at risk is the Death Benefit for the Policy minus the sum of the Cash Value and any Policy Debt. The cost of insurance differs each year because the probability of death increases as the Insured advances in age, and the net insurance amount at risk decreases or increases from year to year depending on investment experience. The cost assumes that all Insureds are in the select underwriting classification. The differences in the mortality rates of the various underwriting classifications are reflected in the different premiums (or different dividend scales) for those underwriting classifications. The cost of insurance is based on the mortality table identified above and we guarantee it for the life of a Policy regardless of any future changes in mortality experience or whether dividends have been used to purchase variable benefit paid-up insurance. Our revenues attributable to this charge may exceed our costs attributable to this charge, in which case we may realize a gain.
Whole Life Policy and Single Premium Life Policy For a Whole Life Policy or a Single Premium Life Policy the Death Benefit is the face amount of the Policy plus any positive variable insurance amount in force. We adjust the Death Benefit on each Policy Anniversary when we determine the variable insurance amount for the following year. The total Death Benefit also includes the amount of insurance provided by any paid-up additions which you have purchased with dividends and includes adjustments for investment results earned through the prior year. The Death Benefit for a Whole Life Policy will not be less than the face amount so long as you pay premiums when they are due. For a Single Premium Life Policy the Death Benefit will not be less than the face amount. The amount payable at death is reduced by the amount of any Policy Debt outstanding.
Paid-up additions you have purchased with dividends are not counted for purposes of the guarantee that the Death Benefit of a Whole Life Policy or a Single Premium Life Policy will never be less than the face amount of the Policy. If the variable insurance amount is negative, the total Death Benefit will be the guaranteed face amount plus the amount of insurance provided by any paid-up additions. Paid-up additions are amounts of permanent insurance, paid for with dividends and adjusted by investment results earned through the prior policy year, and added to a basic life insurance policy, and for which the premium for the entire lifetime of the Insured has been paid. Paid-up additions have Cash Value and loan value.
Extra Ordinary Life Policy The Death Benefit for an Extra Ordinary Life Policy is affected by the amount of Extra Life Protection in force. Initially, the amount of Extra Life Protection is 40% of the total amount of insurance and is in the form of one year term insurance; the amount of term insurance may be adjusted on each Policy Anniversary thereafter. Term insurance is life insurance which pays a Death Benefit only if the Insured dies during the term for which the insurance has been purchased. Term insurance is ordinarily purchased on an annual basis at a cost which rises with the increasing age of the Insured. It has no cash surrender value or loan value. The amount of term insurance included in Extra Life Protection affects the dividends payable on Extra Ordinary Life Policies. Over time, positive variable insurance amounts and paid-up additions purchased with dividends will reduce the one year term insurance portion of the Extra Life Protection to an amount that (with variable insurance amounts and paid-up additions) will maintain the total Death Benefit at the amount for which the Policy was issued. The term insurance is
16  Variable Life Prospectus

eliminated at any time when the sum of positive variable insurance amount plus the paid-up additions equals or exceeds the initial amount of Extra Life Protection.
The amount of Extra Life Protection may increase over time but it will not decrease below the initial amount during the Policy’s guaranteed period, so long as you pay premiums when they are due, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their Cash Value. The length of the guaranteed period depends on the age of the Insured at issue. Please note that neither the actual investment results nor the dividends to be paid on the Policy are guaranteed. You may request an in-force illustration to illustrate the effect of various future rates of return on the amount of Extra Life Protection.
After the guaranteed period expires, if the sum of positive variable insurance amounts plus the paid-up additions is less than the initial amount of Extra Life Protection on any Policy Anniversary, we may reduce the amount of your term insurance for the Policy Year. We will give you notice of the reduction and you will have an opportunity to pay an additional amount of premium in order to keep the initial amount of insurance in force. The maximum premium rate is set forth in the Policy. The maximum premium rate varies between $6.27 per $1,000 of term insurance and $1,000 per $1,000 of term insurance, depending on the age and sex of the insured. Your right to continue the Extra Life Protection will terminate as of the first Policy Anniversary when you fail to pay the additional premium when due.
The Death Benefit for an Extra Ordinary Life Policy is the sum of the Minimum Death Benefit plus the amount of Extra Life Protection in force. The Minimum Death Benefit is 60% of the total amount of insurance for which the Policy was issued. We guarantee the Minimum Death Benefit for the lifetime of the Insured so long as you pay premiums when they are due.
The total Death Benefit is not affected by either investment results or the amount of dividends paid, so long as the Policy is within the guaranteed period of Extra Life Protection unless the term insurance has been eliminated by positive variable insurance amount and paid-up additions as described above. Good investment results and increases in dividends increase the likelihood that the total Death Benefit will begin to rise before the guaranteed period of Extra Life Protection expires. Adverse investment results or decreases in dividends could cause the total Death Benefit to fall below the amount of insurance which was initially in force, after the guaranteed period of Extra Life Protection expires, but it cannot fall below the Minimum Death Benefit so long as you pay premiums when they are due. In each case the amount payable at death is reduced by any Policy Debt outstanding.
The following three examples illustrate how Extra Life Protection operates during the guaranteed period. In each example the Policy was issued for a total amount of $250,000. The minimum death benefit is $150,000 (60% of $250,000) and the initial amount of Extra Life Protection is $100,000 (40% of $250,000).
•
Example 1: On a Policy Anniversary, there is a total positive variable insurance amount of $10,000 and paid-up additions are $15,000. The Extra Life Protection for the following year would consist of term insurance in the amount of $75,000 ($100,000 minus the sum of $10,000 and $15,000) in order to maintain the initial amount of Extra Life Protection. There would be no effect on the current Death Benefit because the total of the variable insurance amount and paid-up additions has not exceeded the initial amount of Extra Life Protection.
•
Example 2: On a Policy Anniversary, there is a total negative variable insurance amount of -$12,000 and paid-up additions are $15,000. The Extra Life Protection for the following year would consist of term insurance in the amount of $85,000, reflecting a reduction for paid-up additions but not negative variable insurance amounts. Again, there would be no effect on the current Death Benefit. In subsequent years positive variable insurance amounts will need to make up for the negative variable insurance amounts in order to affect the amount of term insurance.
•
Example 3: On a Policy Anniversary, there is a total positive variable insurance amount of $60,000 and paid-up additions are $50,000. The Extra Life Protection for the following year would consist of no term insurance and would increase to $110,000 (the sum of $60,000 and $50,000). In this case the current Death Benefit would increase to reflect variable insurance amounts and paid-up insurance in excess of the Extra Life Protection (see “Variable Insurance Amount” above).
We have designed the Extra Ordinary Life Policy for a purchaser who intends to use all dividends to purchase paid-up additions. If you use dividends for any other purpose, or if any paid-up additions are surrendered for their Cash Value, the term insurance in force will immediately terminate, any remaining guaranteed period of Extra Life Protection will terminate and your right to continue the amount of Extra Life Protection as described above will terminate. The amount of Extra Life Protection thereafter will be the sum of positive variable insurance amount plus any paid-up additions which remain in force.
Extended Term and Paid-Up Insurance
If a premium for a Whole Life Policy or an Extra Ordinary Life Policy is not paid when due or within the 31-day grace period (see “Grace Period”), and you have not chosen the Automatic Premium Loan (APL) provision or do not have sufficient loan value to pay the premium, (see “Policy Loans and Automatic Premium Loans”), the Cash Value will purchase extended term insurance, or, at your request, a reduced amount of either fixed or variable benefit paid-up insurance.
If you use the Cash Value to provide a reduced amount of fixed benefit paid-up insurance or for extended term insurance, we will transfer the amount of the Cash Value from the Separate Account to our General Account at the conclusion of the 31 day grace period. Thereafter the Policy will not participate in the Separate Account’s investment results unless the Policy is subsequently reinstated. (See “Reinstatement”). You may select variable benefit paid-up insurance only if the Policy has at least $1,000 of Cash Value, in which case your Policy will reflect
Variable Life Prospectus  17

reductions for the cost of insurance. The minimum guaranteed death benefit (the face amount for Whole Life or the Minimum Death Benefit for Extra Ordinary Life) is not in effect for variable paid-up insurance.
For fixed paid-up insurance, you must have selected paid-up insurance within three months after the due date of your first unpaid premium. We determine the amount of paid-up insurance by the amount of Cash Value and the age and sex of the Insured, using the table of net single premiums at the Attained Age. Fixed benefit paid-up insurance has guaranteed cash and loan values. Paid-up insurance remains in force for the lifetime of the Insured unless the Policy is surrendered or the Cash Value is reduced to zero because of any Policy Debt.
If the Policy remains in force as extended term insurance, the amount of insurance will equal the Death Benefit prior to the date the premium was due, less any Policy Debt. The amount of
Cash Value and the age and sex of the Insured will determine how long the insurance continues. We will, upon your request, tell you the amount of insurance and how long the term will be. Extended term insurance is not available if the Policy was issued with a higher premium for extra mortality risk. Extended term insurance has a Cash Value but no loan value.
Other Benefits Available Under the Policies
In addition to the standard death benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following table(s) summarize information about those benefits. If applicable, information about the fees associated with each benefit included in the table may be found in the Fee and Expense Tables.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Waiver of Premium Benefit	Permits an Insured who has become totally disabled to waive the payments due	Optional	•No longer available for purchase •The disability must result from an accident or sickness and must last for at least six months •There is a charge for this benefit
Additional Purchase Benefit	Allows the Owner to purchase additional life insurance policies on the life of the Insured without proof of insurability	Optional	•No longer available for purchase •There is a charge for this benefit
Income Plans	In lieu of a lump sum, proceeds may be payable in a monthly (or less frequent) payments over a period of time	Standard
•Must be selected by
owner
•Payments are
subject to fixed
rates and not
investment
performance of the
Portfolios
•Must be selected
while the Insured is
living or within 60
days after the death
of the insured

Right to Exchange for a Fixed Benefit Policy	Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios	Standard
•Requires premium
payments be paid
•There may be a
cost associated with
exchange
•Exchange may have
tax consequences
•The ability to
exchange during
periods no longer
mandated by your
state may be
terminated at any
time

18  Variable Life Prospectus

Optional Benefits
There were two optional benefits applicable to the Whole Life Policy or Extra Ordinary Life Policy: (1) a Waiver of Premium Benefit; and (2) an Additional Purchase Benefit. If you selected one or both of these optional benefits, you are subject to a separate charge. (See “Periodic Charges (Other than Fund Operating Expenses)” and “Deductions and Charges — Optional Benefits” for more information about the charges.) Any charge will continue to be assessed as long as the benefit remains in force. These benefits are no longer available for purchase.
Waiver of Premium Benefit  Subject to the terms and conditions of the benefit, the Waiver of Premium Benefit waives the payment of all premiums that come due during the total disability of the Insured if the disability is due to accident or sickness and it begins on or before the Policy Anniversary nearest the Insured’s 60th birthday. If the disability occurs after the Policy Anniversary nearest the Insured’s 60th birthday, the benefit waives the payment of all premiums that come due during the total disability of the Insured until the Policy Anniversary nearest the Insured’s 65th birthday.
Example: John Doe, age 57, lost his right hand in a car accident and became totally disabled from his job as a roof tiler. John’s policy has a Waiver of Premium Benefit that waives his $7,000 annual premium upon total disability.
Additional Purchase Benefit Subject to the terms and conditions of the benefit, the Additional Purchase Benefit guarantees the right to buy more insurance without proof of insurability.
Example: Jane Doe, age 28, is the owner and Insured of her policy, which has the Additional Purchase Benefit with periodic election amounts of $50,000 at each specified election date. Upon reaching an election date, Jane purchases a $50,000 policy without the Company requiring evidence of insurability.
Standard Benefits
Income Plans  If an Income Plan was not previously elected by the Owner and in lieu of a lump sum payment, Death Benefits, less any Policy Debt, may be paid under an Income Plan selected by your beneficiary after the death of the Insured. Available Income Plans include an interest income plan, installment income plans, and life income plans. The Company may offer additional Income Plans. Generally, (1) an interest Income Plan accrues interest on the Death Benefit, the interest may be received monthly, and any remaining proceeds or interest may be withdrawn at any time; (2) an installment Income Plan pays Death Benefit proceeds in installments for a fixed period of time, and any remaining proceeds may be withdrawn at any time; and (3) a life Income Plan makes payments monthly for a chosen period and after that, for the life of the person on whose life the payments are based (or two persons if the joint option is selected). Any proceeds added to increase the amount payable under a monthly income plan may be subject to a 2.00% expense charge plus any applicable state premium tax. The choice of income plans will vary depending on financial situation and the amount of income desired monthly for a chosen time period. The Owner may elect an Income Plan while the Insured is living or, if the Insured is not the Owner, during the first 60 days after the Insured’s date of death. An Income Plan that is elected by the Owner will take effect on the date of death of the Insured if the notice of election is received in our Home Office while the Insured is living. In all other cases, the Income Plan will take effect on the date of receipt of the notice of election. If no Income Plan is elected, the benefit is paid to the beneficiary with interest based on rates declared by the Company or as required by applicable state law on the date of death of the Insured. Payments under these plans are from our General Account, and are subject to the claims of our creditors. Owners must look to the financial strength of the Company and its General Account with regard to guarantees under the Policy. Any Northwestern Mutual Financial Representative authorized to sell the Policies can explain these provisions on request.
Example: John Doe was the owner and insured of her policy and had elected an installment income plan. Upon his death, in lieu of paying life insurance proceeds from the policy to his wife Jane, his beneficiary, in a lump sum, the Company made reduced amounts of monthly payments to her spread out over a ten year period while the remaining balance earned interest.
Right to Exchange for a Fixed Benefit Policy It is currently Company practice to allow you to exchange your Policy for a policy that does not vary with the investment experience of the Separate Account (“Fixed Benefit Policy”). We may modify or terminate this accommodation at any time, with or without notice, unless your state or the terms of your Policy provide for such an exchange. We reserve the right to require evidence of insurability. Depending on the timing and the individual circumstances surrounding the exchange, the Fixed Benefit Policy will be on the life of the same Insured and at the time of the exchange may have the same Policy Date and Issue Age and a Death Benefit at least as great as the initial guaranteed Death Benefit of your Policy (assuming no reduction in Death Benefit prior to the exchange). The premiums and Cash Value will be the same as those for fixed benefit policies that we issue on the issue date of the Fixed Benefit Policy. The exchange may be subject to an equitable cash adjustment, which will recognize the investment performance of the Policy through the effective date of the exchange, and may have tax consequences. An exchange will be effective when we receive a proper written request (or verbal authorization according to our current procedures), as well as the Policy, and any amount due on the exchange.
In addition, you may exchange a Policy for a Fixed Benefit Policy if, at any time, a Fund changes its investment adviser, if there is a material change in the investment objectives or restrictions of a Portfolio, or a Portfolio is substituted for another portfolio (see “Substitution of Portfolio Shares and Other Changes”). There may be a cost associated with the exchange. We will give you notice of any such change. You may make the change within 60 days after the notice or effective date of the change, whichever is later.
Variable Life Prospectus  19

Example: John Doe is the owner and insured of a variable whole life policy and is informed that one of the underlying portfolios in his Policy will be substituted for a different portfolio. Upon notice, John decides he would rather own a policy that is not subject to the investment experience of the underlying portfolios in which the separate account divisions that support his policy invest and would rather own a policy that earns a fixed rate of interest. Subject to the Company’s requirements, John has up to 60 days to exchange his variable policy for a fixed policy.
Deductions and Charges
The Net Premiums we place in the Separate Account for Whole Life, Extra Ordinary Life and Single Premium Life Policies are the gross premiums after the deductions described in the next two sections below. The Net Premiums for Whole Life and Extra Ordinary Life Policies exclude any extra premium we charge for Insureds who do not qualify as select risks and the extra premium for any optional benefits. We make a charge for mortality and expense risks against the assets of the Separate Account. There is also a charge for taxes. (See “Charges Against the Separate Account Assets”). In addition, the funds in which the Separate Account assets are invested pay an investment advisory fee and certain other expenses. (See “Fee and Expense Tables—Annual Portfolio Operating Expenses” and Appendix A.)
We may impose a fee for transfers that will not exceed our administrative costs associated with transfers. This fee is currently being waived.
You may have the option of receiving funds via wire transfer or priority mail. Currently, a fee of $25 is charged for wire transfers (up to $50 for international wires) and a $15 fee (up to $45 for next day, a.m. delivery) for priority mail. These fees are to cover our administrative costs or other expenses. We may discontinue the availability of these options at any time, with or without notice.
Deductions from Premiums for Whole Life and Extra Ordinary Life Policies The deductions described in this section are for Whole Life and Extra Ordinary Life Policies only. The deductions for Single Premium Life Policies are described under the next caption below.
For the first Policy Year there was a one-time deduction of not more than $5 for each $1,000 of insurance, based on the face amount for Whole Life or the Minimum Death Benefit stated in the Policy for Extra Ordinary Life. This was for the costs of processing applications, medical examinations, determining insurability and establishing records.
There is an annual deduction of $35 for administrative costs to maintain the Policy. Expenses include costs of premium billing and collection, processing claims, keeping records and communicating with Owners.
There is a deduction each year for sales costs. This amount may be considered a sales load. The deduction will be not more than 30% of the basic premium (as defined below) for the first Policy Year, not more than 10% for each of the next three years and not more than 7% each year thereafter. The basic premium for a Policy is the gross premium which would be payable if you paid the premium annually, less the annual deduction of $35 for administrative costs. The basic premium is based on the cost of insurance for Insureds who qualify as select risks and does not include any extra premium amounts for Insureds whom we place in other underwriting classifications. The basic premium does not include the extra premium for any optional benefits. For an Extra Ordinary Life Policy, the basic premium does not include any extra premium for the Extra Life Protection.
The amount of the deduction for sales costs for any Policy Year is not specifically related to sales costs we incur for that year. We expect to recover our total sales expenses from the amounts we deduct for sales costs over the period while the Policies are in force. To the extent that sales expenses exceed the amounts deducted, we will pay the expenses from our other assets. These assets may include, among other things, any gain realized from the charge against the assets of the Separate Account for the mortality and expense risks we assume. (See “Charges Against the Separate Account Assets”). To the extent that the amounts deducted for sales costs exceed the amounts needed, we will realize a gain.
We make a deduction equal to 2% of each basic premium for state premium taxes. Premium taxes vary from state to state and currently range from 0% to 3.5% of life insurance premiums. Some jurisdictions within a state may charge an additional premium tax in certain circumstances. The 2% rate is an average, and we charge the same percentage regardless of the state (or other jurisdiction) in which you live, which may be more or less than the total percentage charged by your state (and/or other jurisdiction) of residence.
Provided that all premiums are paid when due, we guarantee that the Death Benefit, before adjustments, for a Whole Life Policy will never be less than the face amount of the Policy, regardless of the investment experience of the Separate Account and that, for an Extra Ordinary Life Policy, the Death Benefit, before adjustments, will never be less than the Minimum Death Benefit stated in the Policy. For both Policies, there is a deduction equal to 1.5% of each basic premium to compensate us for the risk that the Insured may die at a point in time when the Death Benefit that would ordinarily be paid is less than this guaranteed minimum amount.
For an Extra Ordinary Life Policy there is a deduction for dividends. This deduction will vary by age of the Insured and duration of the Policy and we expect it to be in the range of approximately 7-17% of the gross annual premium. The deduction is in consideration of the Policy’s receipt of dividends that may be paid or credited in accordance with the dividend scale in effect on the issue date of the Policy. Dividends will be affected by, among other factors, whether the Policy includes a term insurance component. Future dividends are not guaranteed. (See “Annual Dividends”).
The following tables illustrate the amount of net annual premium, for select and standard risks, to be placed in the Separate Account at the beginning of each Policy Year after the deductions described above:

20  Variable Life Prospectus

Whole Life
Beginning of Policy Year	Male Age 35—Select Risk Annual Premium
	$500	$1,000	$5,000
1	$154.28	$320.16	$1,647.28
2 through 4	402.11	834.48	4,293.51
5 and later	416.05	863.41	4,442.36

Beginning of Policy Year	Male Age 35—Standard Risk Annual Premium
	$500	$1,000	$5,000
1	$123.37	$256.03	$1,317.30
2 through 4	321.57	667.33	3,433.44
5 and later	332.71	690.46	3,552.48
Extra Ordinary Life
Beginning of Policy Year	Male Age 35—Select Risk Annual Premium
	$500	$1,000	$5,000
1	$134.23	$278.56	$1,433.21
2 through 4	369.62	767.07	3,946.64
5 and later	383.58	796.05	4,095.74

Beginning of Policy Year	Male Age 35—Standard Risk Annual Premium
	$500	$1,000	$5,000
1	$97.92	$203.21	$1,045.54
2 through 4	269.65	559.59	2,879.11
5 and later	279.83	580.73	2,987.88
Deductions for Single Premium Life Policies For a Single Premium Life Policy, the only deduction from the single premium was an administrative charge of $150. The administrative costs for issuing and maintaining a Single Premium Life Policy are similar to those we incur with a Whole Life Policy or an Extra Ordinary Life Policy, except for the costs of premium billing and collection. (See “Deductions from Premiums for Whole Life and Extra Ordinary Life Policies”). We placed the entire premium for a Single Premium Life Policy, after this deduction of $150, in the Separate Account when we issued the Policy without any of the other deductions which apply to premiums for Whole Life and Extra Ordinary Life Policies. There is no annual fee for a Single Premium Life Policy.
For a Single Premium Life Policy during the first ten Policy Years, the Cash Value payable on surrender of the Policy was reduced by a deduction for sales costs. The deduction during the first Policy Year was not more than 9% of the Policy’s tabular Cash Value. (See “Cash Value”). The deduction decreased over time until it was eliminated at the end of the tenth Policy Year. We intended the deduction to recover the costs we incurred in distributing Single Premium Life Policies which were surrendered in their early years. The deduction was never more than 9% of the single premium paid for the Policy, excluding the administrative charge of $150.
The following table illustrates the schedule for the decreasing deduction for sales costs for a policy surrendered at the end of each of the first ten Policy Years. The illustration is for a Single Premium Life Policy, male age 35. The schedule varies slightly by age and sex and amount of insurance.
Policy Year End When Policy Is Surrendered	Deduction as % of Tabular Cash Value
1	7.9%
2	7.1
3	6.3
4	5.4
5	4.6
6	3.7
7	2.8
8	1.9
9	0.9
10 and subsequent years	0
Charges Against the Separate Account Assets There is a daily charge to the Separate Account for the mortality and expense risks that we have assumed. The charge is at the annual rate of .50% of the assets of the Separate Account. The mortality risk is that Insureds may not live as long as we estimated. The expense risk is that expenses of issuing and administering the Policies may exceed the estimated costs, including other costs such as those related to marketing and distribution. The actual mortality and expense experience under the Policies will be a factor used in determining dividends. (See “Annual Dividends”).
The Policies provide that we may make a charge for taxes against the assets of the Separate Account. Currently, we are making a daily charge for income taxes we incur at the annual rate of .05% of the assets of the Separate Account. We may increase, decrease or eliminate the charge for taxes in the future to reflect the portion of our actual tax expenses which is fairly allocable to the Policies.
Optional Benefits There is a separate charge for any optional benefit you have selected. (See “Other Benefits Available Under the Policies –Optional Benefits”). For a Whole Life Policy, the Waiver of Premium Benefit has a maximum charge of $2.05 per $1,000 of face amount and a minimum charge of $0.13 per $1,000 of face amount. The Additional Purchase Benefit has a maximum charge of $2.21 per $1,000 of Additional Purchase Benefit and a minimum charge of $0.54 per $1,000 of Additional Purchase Benefit.
For an Extra Ordinary Life Policy, the Waiver of Premium Benefit has a maximum charge of $1.48 per $1,000 of face amount and a minimum charge of $0.10 per $1,000 of face amount. The Additional Purchase Benefit has a maximum charge of $2.21 per $1,000 of Additional Purchase Benefit and a minimum charge of $1.06 per $1,000 of Additional Purchase Benefit.
We will realize a gain from these charges to the extent they are not needed to provide benefits and pay expenses under the Policies, in which case the gain may be used for any Company purpose.
Expenses of the Portfolios The investment performances of each Division reflects all expenses borne by the corresponding Portfolios. For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2020 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time.
Variable Life Prospectus  21

After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 1.25%. (See “Fee and Expense Tables—Annual Portfolio Operating Expenses” and Appendix A.)
Commissions Paid to Financial Representatives  The maximum commission payable to the registered representative who sold the Whole Life or Extra Ordinary Life Policy is 55% of the premium during the first Policy Year; 9% of the premium in Policy Years 2-3; 6% of the premium in Policy Years 4-7; 3% of the premium in Policy Years 8-10; and 2% of Premium Payments thereafter. For the Single Premium Life Policy, commissions were 2.75% of the premium. Registered representatives may receive less than the maximum commission or no commission in certain circumstances according to pre-established guidelines. We may also pay new registered representatives differently during a training period. The entire amount of sales commissions paid to registered representatives is passed through Northwestern Mutual Investment Services, LLC (“NMIS”), our wholly-owned company, to the registered representative who sold the Policy and to his or her managers. The Company pays compensation and bonuses for the management team of NMIS, and other expenses of distributing the Policies.
Guarantee of Premiums, Deductions and Charges
We guarantee that the premiums, the amounts we deduct from premiums, and the charge for mortality and expense risks will not increase over time. These amounts will not increase regardless of future changes in longevity or increases in expenses. The Extra Ordinary Life Policy provides an opportunity to pay an additional amount of premium after the guaranteed period for the Extra Life Protection has expired if the total Death Benefit would otherwise fall below the initial amount of insurance. (See “Extra Ordinary Life Policy”).
Policy Loans and Automatic Premium Loans
Described below are certain terms and conditions that apply when you borrow amounts under the Policy. Policy loans are secured by your Policy Value. For information on the tax treatment of loans, see “Tax Considerations” and consult with your tax advisor.
Policy Loans You may borrow an amount that, when added to existing Policy Debt, is not more than the maximum amount under your policy (the “loan value”). The loan value is 90% of the sum of the Cash Value and any existing Policy Debt on the date of the loan. You may take loan proceeds in cash or, for the Whole Life and Extra Ordinary Life Policies, you may use them to pay premiums on the Policy. We normally pay the loan proceeds within seven days after we receive a proper loan request at our Home Office. Eligible Owners may also submit loan requests via the Variable Life Service Center at 1-866-424-2609. Written and telephone requests will be processed based on the date and time they are received in the Home Office, provided the request is received in Good Order. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Based on our administrative procedures, you may have the option of receiving funds via wire transfer or priority mail, and we may charge a fee for this service to cover our administrative costs. We may postpone payments of loans under certain conditions described in the “Deferral of Determination and Payment” section of this prospectus. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions regarding requests on your behalf.
Automatic Premium Loans If you have chosen the Automatic Premium Loan provision or it is currently in effect for your Policy, a premium loan, which is a form of Policy loan, will automatically be made to pay an overdue premium if the premium is less than the maximum amount available for a new loan. A confirmation statement will be sent each time an automatic premium loan occurs.
General Loan Terms Interest on a loan accrues and is payable on a daily basis. We add unpaid interest to the amount of the loan. The Policy’s Cash Value is reduced by the amount of the loan. If the Cash Value decreases to zero, the Policy will terminate unless a sufficient portion of the loan is repaid. We will send you a notice at least 31 days before the termination date. The notice will show how much you must repay to keep the Policy in force.
You select the loan interest rate. The loan interest rate is applied to both the amount of the loan and accrued interest. A specified annual effective rate of 8% is one choice. (The specified annual effective rate may be lower in Arkansas.) The other choice is a variable rate based on a corporate bond yield index. We will adjust the variable rate annually. It will not be less than 5%.
We will take the amount of a loan, including interest as it accrues, from the Divisions in proportion to the amounts in the Divisions. We will transfer the amounts withdrawn to our General Account and will credit those amounts on a daily basis with an annual earnings rate equal to the loan interest rate less a charge for the mortality and expense risks we have assumed and for expenses, including taxes. When the Insured is Attained Age 99 and below, the aggregate charge is currently at the annual rate of .85% for the 8% specified loan interest rate and .85% for the variable loan interest rate. For example, the earnings rate corresponding to an 8% loan interest rate is currently 7.15% when the Insured is Attained Age 99 and below. When the Insured is Attained Age 100 and above, the aggregate charge is currently at the annual rate of .30% for the 8% specified loan interest rate and .30% for the variable loan interest rate. For example, the earnings rate corresponding to an 8% loan interest rate is currently 7.70% when the Insured is Attained Age 100 and above. A loan, even if you repay it, will have a permanent effect on the Policy’s variable insurance amount and Cash Value because the amounts you have borrowed will not participate in the Separate Account’s investment results while the loan is outstanding. The effect may be either favorable or unfavorable depending on whether the earnings rate credited to the loan amount is higher or lower than the investment performance of the unborrowed amounts left in the Divisions of the Separate Account.
22  Variable Life Prospectus

The amount payable at death will also be reduced by the amount of any Policy Debt outstanding. If you surrender or exchange the Policy or allow it to lapse while Policy Debt is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly.
You may repay a loan, and any accrued interest outstanding, in whole or in part, at any time while the Insured is alive. If we receive a payment without specific instructions, we will first apply the payment to any premium due, with any remaining amount being applied to any outstanding loans. Payments in excess of outstanding debt and premiums due will be returned unless such amounts are deemed to be de minimis according to our procedures. Except as described below, if we receive your loan payments before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will credit payments as of the date we receive them and transfer them from our General Account to the Divisions, in proportion to the amounts in the Divisions, as of the same date. If we receive your loan payments on or after the close of trading on the NYSE, we will credit payments as of the close of the next regular trading session of the NYSE and transfer them from our General Account to the Divisions, in proportion to the amounts in the Divisions, as of the date we credit the payment. Payments must be in Good Order to be processed. If your payment is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements.
Policy loan payments received within 34 days after the loan interest billing date will be credited as of the loan interest billing date. Automatic premium loans are effective as of the premium due date unless a loan payment is received between the premium due date and the date the Automatic Premium Loan is made. Automatic premium loan payments received up to 66 days after the loan interest billing date will be credited as of the Policy Anniversary, depending on your premium payment schedule. We will send you a notice indicating your loan interest billing date. Loan repayments are not subject to transaction fees.
Reinstatement
If a premium for a Whole Life Policy or an Extra Ordinary Life Policy is due and remains unpaid at the end of the grace period, the Policy will lapse. The Policy may be reinstated after lapse within five years after the premium due date. The Insured must provide satisfactory evidence of insurability. Any premium or other payment due, including any applicable interest, will also be required. If we approve your request for reinstatement and the request is received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. Applications must be received in Good Order to be processed. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
The Company may waive the requirement to provide satisfactory evidence of insurability if the reinstatement is applied for, and any premium or other payment due is paid, within 90 days (or longer if mandated by your state) after the premium due date and while the Insured is alive. Upon reinstatement, your Policy Date will not change and your Death Benefit option will remain the same as of the date of lapse. Your Cash Surrender Value will equal the new Policy Value (see above) minus any Policy Debt. Therefore, fees and charges that vary by Policy year will take into account the period of time your Policy was terminated. In addition, following the reinstatement the Policy will have the same Death Benefit and amount in each Division as if all premiums had been paid when due. We will make an adjustment for any Policy Debt or the debt may be reinstated. A reinstatement may have important tax consequences. If you contemplate any such transaction you should consult a qualified tax adviser.
COVID-19  Please note that the state in which your Policy was issued or delivered may require or provide for a longer Policy grace period, allow for the deferral of premium payments, provide for greater allowances to exercise certain contractual rights or benefits, or impose restrictions against Policy lapse or termination in recognition of financial hardships posed by the COVID-19 crisis, and the Company may offer additional accommodations beyond minimum state requirements as appropriate. Additional extensions of your Policy's grace period, deferrals of premium payments, greater allowances to exercise certain contractual rights and/or restrictions on Policy lapse may apply in the future but are not guaranteed. Please contact the Company at (866) 424-2609 for further information.
Reinvestments After Surrender
While Owners have no right to reinvestment after a surrender, we may, at our sole discretion, permit such reinvestments as described in this paragraph. In special limited circumstances, we may allow payments into a Policy in the form of returned surrender proceeds in connection with a request to void a surrender if the request is received by the Company within a reasonable time after the surrender proceeds are mailed. These payments may be processed without a sales load in the case of a Whole Life Policy or an Extra Ordinary Life Policy. The period for which we will accept requests for the return of surrender proceeds after a surrender may vary in accordance with our administrative procedures. The returned surrender proceeds will be reinvested after our receipt of the reinvestment request in Good Order at our Home Office. If we receive your request before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Proceeds will be applied to the same Division from which the surrender was made. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions regarding requests for reinvestment on your behalf.
Variable Life Prospectus  23

Depending on the Insured’s underwriting classification, we may not accept the reinvestment or we may accept the reinvestment with different charges and expenses under the Policy. We may refuse to process reinvestments where it is not administratively feasible; including where any such reinvestment may cause the Policy to fail to qualify as life insurance under applicable law. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. Policies with reinvested surrender proceeds will have the same Death Benefit as if the proceeds had not been surrendered, except the values will reflect the fact that amounts were not invested in the Separate Account during the period of time the surrender proceeds were not in the Policy as well as any changes in charges and expenses due to a change in underwriting classification. We will make an adjustment for any Policy Debt or the debt may be reinstated.
Please note that our decision to permit a reinvestment does not reverse or eliminate any tax consequences and/or tax reporting resulting from the original surrender. Surrenders have tax consequences and we may be required to report them to the Internal Revenue Service and/or your state for income tax purposes. We may also be required to treat the reinvested proceeds as a new premium for purposes of determining whether your policy will become a MEC, and, as with any premium payment, we may be required to reject your reinvestment if it would result in your Policy failing to qualify as life insurance for Federal tax purposes. (See “Tax Considerations”).
Modifying a Policy
Any Policy change that you request is subject to our then current insurability and processing requirements. Processing requirements may include, for example, completion of certain forms and satisfying certain evidentiary and/or close of trading requirements.
If the Policy is changed or modified, we may make appropriate endorsements to the Policy, and we may require you to send your Policy to our Home Office for endorsement. Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by an officer of the Company. No agent or other person may bind us by waiving or changing any provision contained in the Policy.
Upon notice to you, we may modify a Policy:
•
to conform the Policy, our operations, or the Separate Account’s operations to the requirements of any law (including any regulation issued by a government agency) to which the Policy, the Company, or the Separate Account is subject;
•
to ensure continued qualification of the Policy as a life insurance contract under the federal tax laws; or
•
to reflect a change in the Separate Account’s operation.
Other Policy Provisions
Owner The Owner is identified in the Policy. The Owner may exercise all rights under the Policy while the Insured is living. Ownership may be transferred to another. Written proof of the transfer must be received by Northwestern Mutual at its Home Office. In this prospectus “you” means the Owner of a Policy. Generally, only Owners are entitled to important information about the Policy. Other persons, such as beneficiaries or payors, are entitled to only limited information.
Beneficiary The beneficiary is the person to whom the Death Benefit is payable. The beneficiary is named in the Application. You may change the beneficiary in accordance with the Policy provisions.
Incontestability We will not contest a Policy after it has been in force during the lifetime of the Insured for two years from the Date of Issue or two years from the effective date of a reinstatement. After the two year period, to the extent permitted by state law we may rescind the Policy if the application contains a fraudulent misstatement.
Misstatement of Age or Sex If the age or sex of the Insured has been misstated, we will adjust benefits under a Policy to reflect the correct age and sex.
Collateral Assignment You may assign a Policy as collateral security. We are not responsible for the validity or effect of a collateral assignment and will not be deemed to know of an assignment before receipt of the assignment in writing at our Home Office.
Deferral of Determination and Payment So long as premiums have been paid when due, we will ordinarily pay Policy benefits within seven days after we receive all required documents at our Home Office. However, we may defer determination and payment of benefits during any period when it is not reasonably practicable to value securities because the NYSE is closed, or the SEC, by order, either has determined that an emergency exists or permits deferral of the determination and payment of benefits for the protection of Owners. If a Whole Life Policy or an Extra Ordinary Life Policy is continued in force as extended term or reduced fixed benefit paid-up insurance, we have the right to defer payment of the Cash Value for up to six months from the date of a Policy loan or surrender. If payment of surrender proceeds is deferred for 30 days or more, we will pay interest at an annual effective rate of 4%. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, death benefit from the Government Money Market Division until the Portfolio is liquidated.
If you have submitted a check or draft to our Home Office, we have the right to defer payment of surrender proceeds, Cash Value resulting from a Death Benefit reduction, Death Benefit or loan proceeds or Income Plan benefits until the check or draft has been honored.
If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, Death Benefit reduction, surrender, loans, or Death Benefit proceeds, until instructions are received from the
24  Variable Life Prospectus

appropriate legal authority. We may also be required to provide additional information about an Owner and an Owner’s account to government authorities.
Other Policy Transactions
Transfers Between Divisions Subject to the short-term and excessive trading limitations described below, you may transfer accumulated amounts from one Division to another so long as you are invested in no more than six Divisions at a time. Transfer requests will be effective after our receipt of your request for transfer in Good Order at our Home Office. If we receive your request for transfer before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request for transfer on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
In order to take full advantage of these features, you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. Although no fee is presently charged, we reserve the right where allowed by state law to charge a fee that will cover the administrative costs of transfers. In addition, certain Portfolios in which the Divisions invest may impose redemption fees. These fees are described in the Portfolios’ prospectuses. Transfer requests must be in amounts greater than or equal to 1% of Invested Assets or the request will not be processed. When a transfer is made from any Division, the resulting allocation of Invested Assets must be in whole percentages in all Divisions that have any Invested Assets as a result of the transfer. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions on your behalf involving the transfer of accumulated amounts among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading discussed below.
You may request the transfer in writing at our Home Office, by calling (866) 424-2609 or, if eligible, via our website at www.northwesternmutual.com. The submission of transfer instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our current procedures for Electronic Instructions and you must properly authorize us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” However, we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make transfers via Electronic Instructions.
Short-Term and Excessive Trading Short-term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Policy (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.
To deter short-term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.
Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions, including the prohibition of more than twelve transfers among Divisions under a single Policy during a Policy Year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, a Policy Owner who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers if a total of three round trips are made within that same Policy Year or two round trip transfers are made within any subsequent year. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. An Owner who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Policy Year, including the year in which the first such round trip transfer was made. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, initial allocations or changes in future allocations, to the extent these features are available under your Policy. Once a Policy is restricted, we will allow one additional transfer into
Variable Life Prospectus  25

the Government Money Market Division until the next Policy Anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).
Policies such as this (or other Policies supported by the Separate Account) may be purchased by a corporation or other entity as a means to informally fund the liabilities created by the entity’s employee benefit or similar plan. These Policies may be aggregately managed to match liabilities under such plans. Policies sold under these circumstances may be subject to special transfer restrictions. Namely, transactions involving portfolio rebalancing programs may be exempt from the twelve transfers per Policy year limitation where: (1) the purpose of the portfolio rebalancing program is to match the Policy to the entity’s employee benefit or similar plan; (2) the portfolio rebalancing program adequately protects against short-term or excessive trading; and (3) the portfolio rebalancing program is managed by a third party administrator that meets our requirements. We reserve the right to monitor or limit transactions involving portfolio rebalancing programs where we believe such transactions may be potentially harmful to a Portfolio.
We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that the Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. The Funds’ policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio. In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in a Division until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted Division, we will consider the request “not in Good Order” and it will not be processed. You may, however, submit a new transfer request.
If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.
We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Owners.
Substitution of Portfolio Shares and Other Changes If, in our judgment, one or more Portfolios become unsuitable for continued use with the Policies because of a change in investment objectives or restrictions, for each such Portfolio we may substitute shares of another Portfolio or another mutual fund. We may also substitute a class of shares of an existing Portfolio for a different class of the same Portfolio if allowable under applicable law. Any substitution of shares will be subject to any required approval of the SEC, the Wisconsin Commissioner of Insurance or other regulatory authority. We have also reserved the right, subject to applicable federal and state law, to operate the Separate Account or any of its Divisions as a management company under the 1940 Act, or in any other form permitted, or to terminate registration of the Separate Account if registration is no longer required, and to change the provisions of the Policies to comply with any applicable laws.
Annual Dividends
The Policies are eligible to share in the divisible surplus, if any, of the Company. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus allocated to your Policy is referred to as a “dividend.” A Policy’s share, if any, will be credited as a dividend on the Policy Anniversary. We will not pay a dividend on a Whole Life Policy or an Extra Ordinary Life Policy which is in force as extended term insurance. There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on a Policy is not guaranteed. Illustrated dividends published at the time a life insurance policy is issued generally reflect the actual recent experience of the issuing company with respect to mortality and expenses and hypothetical investment results.
If you receive dividends, you may use them to purchase variable paid-up additions, unless the Policy is in force as reduced fixed paid-up insurance. We will also pay dividends in cash, or you may use them to pay premiums or leave them to accumulate with interest (see “Tax Consideration—Tax Treatment of Life Insurance”); but unless you use all dividends we pay on an Extra Ordinary Life Policy to purchase paid-up additions, the term insurance portion of the Extra Life Protection will be terminated. (See “Extra Ordinary Life Policy”). We hold dividends you leave to accumulate with interest in our General Account and we will credit them with a rate of interest we determine annually. The interest rate will not be less than an annual effective rate of 3.5%. If a Whole Life
26  Variable Life Prospectus

Policy or an Extra Ordinary Life Policy is in force as reduced fixed benefit paid-up insurance, dividends may be used to purchase fixed benefit paid-up additions. (See “Extended Term and Paid-Up Insurance”). Dividends used to purchase variable benefit paid-up additions will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.
Voting Rights
As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from Owners. Periodic reports relating to the Portfolios, proxy material and a form on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Separate Account corresponding to the Owner’s Policy Value, will be made available to the Owner(s). We will vote shares for which no instructions have been received in the same proportion as the shares for which instructions have been received from Owners. The effect of such proportional voting is that a small number of Owners may control the outcome of a particular vote.
We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions we will include a summary of the action and reasons therefore in the next annual report to Policy Owners.
Reports and Financial Statements
For each Policy Year you will receive a statement showing the Death Benefit, Cash Value and any loans (including interest charged) as of the Policy anniversary. We will also send you a confirmation statement when you transfer among Divisions, take a Policy loan, or surrender the Policy. The annual statement and confirmation statements will show your apportioned amounts among the Divisions. If the Policy is in force as extended term or fixed benefit paid-up insurance, statements and reports will be limited to an annual Policy statement showing the Death Benefit, Cash Value and any loans.
Annually, we will send you a report containing financial statements of the Separate Account and semi-annually, we will send you reports containing financial information, performance information and schedules of investments for the Portfolios underlying the Divisions to which your Policy’s assets are allocated. We may also provide you with a notice informing you where you may obtain these reports in lieu of sending you these reports in paper. Because each Division invests exclusively in the shares of an underlying Portfolio, the performance information for a Division and its corresponding Portfolio will generally be the same, except if Policy level charges were reflected in this performance information, the results would be lower. Current historical performance information, updated on a monthly and quarterly basis, is available at www.northwesternmutual.com/prospectuses-performance-and-reports .The financial statements of the Company and the Separate Account appear in the Statement of Additional Information. To receive a copy of the Annual Report, Semi-Annual Report and/or the Statement of Additional Information, call (866) 424-2609. Certain reports and other information can be obtained on our website at www.nmfundreports.com.
Special Policy for Employers
The premium for the standard Policy is based in part on the sex of the Insured. The standard annuity rates for Income Plans which last for the lifetime of the payee are also based, in part, on the sex of the payee. However, if your Policy was issued in connection with an employer sponsored benefit plan or arrangement, federal law and the laws of certain states may require that premiums and annuity rates be determined without regard to sex. You are urged to review any questions in this area with qualified counsel.
Householding
To reduce costs, we may send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are or become a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling (866) 424-2609.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/ policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim them with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please contact your Financial Representative or call (866) 424-2609 for assistance in making such changes.
Variable Life Prospectus  27

Cybersecurity and Certain Business Continuity Risks
The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, if available, or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.
Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Policy due to a disaster or other catastrophe.
Legal Proceedings
Northwestern Mutual, like other life insurance companies, is generally involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this Prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Policy, on the Separate Account, or on
Northwestern Mutual Investment Services, LLC, the principal underwriter for the Separate Account, and its ability to perform its duties as underwriter for the Separate Account.
Speculative Investing
This Policy, or any of its riders, should not be used for any type of speculative collective investment scheme (including, for example, arbitrage). Your Policy is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.
Owner Inquiries
You may receive information about your Policy via the Variable Life Service Center by calling toll-free at 1-866-424-2609. With your ID and password, you can also visit our website www.northwesternmutual.com to access performance information, forms for routine service, and daily Policy and unit values for Policies you own. Eligible Owners may also set up certain electronic payments, transfer accumulated amounts among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please visit our website www.northwesternmutual.com. Please note that electronic devices may not always be available. Any electronic device, whether it is yours, your service provider’s, your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or payment. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or payment in writing at our Home Office. Electronic requests or payments are deemed to be received by us upon receipt at the electronic location designated by us in our procedures. If you have questions about your Policy, please call your Financial Representative or (866) 424-2609. To file a claim, please call your Financial Representative or Life Benefits at 1-800-635-8855.
Illustrations
Your Northwestern Mutual Financial Representative will provide you with an illustration for your Policy upon request. The illustration will reflect the performance of your Policy to date and will show how the amount payable at death and Cash Value would vary based on hypothetical future investment results.
Illustrations for variable life insurance policies do not project or predict investment results. The illustrated values assume that non-guaranteed elements such as dividends, according to the allocation Policy charges and level investment returns will not change. Given the volatility of the securities markets over time, the illustrated scenario is unlikely to occur and the Policy’s actual Cash Value, amount payable at death and certain expenses (which will vary with the investment performance of the Portfolios) will be more or less than those illustrated. In addition, the actual timing and amounts of payments, deductions, expenses and any values removed from the Policy will also impact product performance. Due to these variations,
28  Variable Life Prospectus

even a Portfolio that averaged the same return as illustrated will produce values which will be more or less than those which were illustrated.

Tax Considerations
General The following discussion provides a general description of federal tax considerations relating to the Policy. The discussion is based on current provisions of the Internal Revenue Code (“Code”) as currently interpreted by the Treasury Department and the Internal Revenue Service (“IRS”). The discussion is not exhaustive, it does not address the likelihood of future changes in federal tax law or interpretations thereof, and it does not address state or local tax considerations, which may be significant in the purchase and ownership of a Policy.
Depending on the circumstances, the exchange of a Policy, a Policy loan (including the addition of unpaid loan interest to a Policy loan), or a change in ownership or an assignment of the Policy, or an interest in the Policy, may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance, and other tax consequences of Policy ownership, premium payments and receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. If you contemplate any such transaction you should consult a qualified tax adviser.
This tax discussion is intended to describe the tax consequences associated with your Policy. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor.
There is no additional tax benefit if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will generally be subject to tax penalties.
Life Insurance Qualification Section 7702 of the Code defines life insurance for federal income tax purposes. Under Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a guideline premium test or a cash value accumulation test. We have designed your Policy to comply with only the cash value accumulation test. We may take any action that may be necessary for the Policy to qualify as life insurance for tax purposes.
The definitional tests under the Code are based on the Commissioner’s Standard Ordinary (CSO) mortality tables in effect when the Policies were issued. For Policies issued or materially changed after 2019, the tests must be based on the 2017 CSO mortality tables. Because Policies issued based on the 1980 CSO or 2001 CSO mortality tables may not satisfy the definitional tests using the 2017 CSO mortality tables, certain changes to those Policies will not be permitted (as defined by IRS Notice 2016-63). Special safe harbor calculation rules apply to life insurance after the Insured attains age 100. See IRS Rev. Proc. 2018-20.
As provided by Section 817(h) of the Code, the Secretary of the Treasury has set standards for diversification of the investments underlying variable life insurance policies. Failure to meet the diversification requirements would disqualify your Policy as life insurance for purposes of Section 7702 of the Code. We believe that your Policy complies with the provisions of Sections 7702 and 817(h) of the Code, but the application of these rules is not entirely clear. We may make changes to your Policy if necessary for the Policy to qualify as life insurance for tax purposes.
IRS Rev. Ruls. 2003-91 and 2003-92 provide guidance on when an Owner’s control of Separate Account assets will cause the Owner, and not the life insurance company, to be treated as the owner of those assets. Important indicators of investor control are the ability of the Owner to select the investment advisor, the investment strategy or the particular investments of the Separate Account. If the Owner of a Policy were treated as the owner of the assets held in the Separate Account, the income and gains related to those assets would be included in the Owner’s gross income for federal income tax purposes. We believe that we own the assets of the Separate Account under current federal income tax law.
Tax Treatment of Life Insurance While your Policy is in force, increases in the Cash Value due to investment experience are not subject to federal income tax until there is a distribution as defined by the Code. Death Benefit proceeds received by a beneficiary will generally not be subject to federal income tax.
So long as your Policy is not classified as a MEC (see “Modified Endowment Contract”), the proceeds from a surrender or withdrawal will generally be taxable only to the extent that the proceeds exceed the investment in the contract (“cost basis” or “basis”) of the Policy. The basis of the Policy is generally equal to the premiums paid less any amounts previously received as tax-free distributions. Dividends paid in cash, if any, are generally taxed as withdrawals with a resulting reduction in basis. However, dividends applied to purchase additional insurance or used to pay premiums are generally not taxable. In certain circumstances, a withdrawal of Cash Value during the first 15 Policy Years may be taxable to the extent that the Cash Value exceeds the basis of the Policy. This means that the amount withdrawn may be taxable even if that amount is less than the basis of the Policy.
Unless the Policy is a MEC, a loan received under your Policy will not be treated as a distribution subject to current federal income tax. If the Policy remains in force until the death of the Insured or, in the case of joint life insurance, the second death, the Policy Debt will be repaid from the Death Benefit. However, if the Policy terminates by any method other than death, the Policy Debt will be repaid from the Cash Value of the Policy, and the total Cash Value, including the total amount of the Policy Debt, will be taxable to the extent it exceeds the basis of the Policy. If the extended term insurance nonforfeiture
Variable Life Prospectus  29

option is available in your Policy, and it lapses to extended term insurance, the Policy Debt will be repaid from Cash Value of the Policy and the Policy Debt repayment will be treated as income and taxable to the extent it exceeds Policy’s basis.
Caution must be used when taking cash out of a Policy through policy loans. If interest is not paid annually, it is added to the principal amount and the total Policy Debt will continue to increase for as long as the loan is maintained on the Policy. In extreme situations, Owners can face what is called the “surrender squeeze.” The surrender squeeze occurs if the Policy Debt becomes too large when compared to the unborrowed Cash Value remaining in the Policy, thereby causing the Policy to lapse. (See the “Policy Loans and Automatic Premium Loans” section for more details). As described above, if your policy lapses with outstanding Policy Debt, you will have an income tax liability to the extent the Policy Debt exceeds the Policy basis. This means that you may have to pay income tax for a year in which you did not receive any cash from the policy.
Interest paid by individual Owners of a Policy will ordinarily not be deductible. You should consult a qualified tax advisor as to the deductibility of interest paid, or accrued, by business Owners of a Policy. (See “Business-Owned Life Insurance”).
Subject to the agreement of the Company, and the Owner meeting any conditions set by the Company, a Policy may be exchanged tax-free for another life insurance policy covering the same Insured (or, in the case of joint life insurance, covering the Insureds or a surviving Insured) or an annuity contract with the same owner (or, in the case of an annuity owned by a non-natural owner, if the annuitant is the same as the life insurance policy insured). The Code also allows certain policies to be exchanged for stand-alone and combination long-term care policies on a tax-free basis. Policies that are exchanged for life insurance policies after 2019 may only be exchanged for life insurance policies using 2017 CSO mortality tables. Any cash received or loan repaid in an exchange will be taxed to the extent of the gain in the Policy (i.e., on gain-first basis).
Ownership of a Policy, or an interest in the Policy, may be transferred. If the transfer is for valuable consideration, it is taxable to the extent the proceeds or fair market value of property received exceed the basis of the Policy. The transfer of a Policy with a loan in excess of Policy basis is considered a sale to the extent of the loan, and the loan is treated as “sales proceeds” paid to the transferor. If a Policy, or an interest in a Policy were transferred for valuable consideration, the death benefit will be taxable as ordinary income to the extent it exceeds the sum of the purchase price and subsequent premiums paid by the new owner. However, the death benefit will not be taxable if both of the following criteria are satisfied:
1.
The transfer was not a “Reportable Policy Sale”, and
2.
The transferee is the insured, a partner of the insured, a partnership in which the insured is a partner or a corporation in which the insured is a shareholder or officer or the basis of the Policy is carried over, in whole or in part, in the transfer. You should seek qualified tax advice if you plan a transfer ownership.
A Reportable Policy Sale is defined by Code section 101(a)(3), which was enacted in 2017 as part of the Tax Cuts and Jobs Act. A Reportable Policy Sale occurs when a Policy or an interest in the Policy is transferred, directly or indirectly, for valuable consideration and the acquirer does not have a “substantial family, business, or financial relationship with the insured apart from the acquirer’s interest in” the Policy. An example of an indirect transfer is an acquisition of a partnership that owns the Policy. If a Reportable Policy Sale occurs, the acquirer and the insurance company are required to send information about the sale to the IRS and the transferor.
Where the Policy cash value is distributed as periodic payments under a payment plan, part or all of the taxable payments may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed) Under final regulations issued by the IRS, “net investment income” may, among other things, include among other things the transfer of a life insurance policy that constitutes a sale, interest paid on the Death Benefit and taxable distributions from life insurance policies held in arrangements that constitute “passive activities”. You should seek qualified tax advice.
Modified Endowment Contracts (MEC) A modified endowment contract (“MEC”) is a type of life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts. A MEC has less favorable tax treatment because it is considered to be too investment oriented. Generally, a Policy will be classified as a MEC if the cumulative premiums paid during the first seven Policy Years after issue, or after a “material change” (described below), exceed the policy’s “seven-pay” limit. The seven-year time period is commonly referred to as the “seven-pay period”. Code Section 7702A defines the seven-pay limit as the sum of the premiums (net of expense and administrative charges) that would have to be paid in order for the Policy to be fully paid-up after seven level annual payments based on defined interest and mortality assumptions. If premiums in excess of the seven-pay limit are paid during a seven-pay period, a Policy will be a MEC. However, a policy will not be a MEC if the excess premiums are refunded, with interest, within 60 days after the end of the Policy Year in which they are paid. For purposes of measuring this 60-day refund period, the term “Policy Year” refers to the year that starts on the date of a material change if that date is different than the Policy Date. If excess premium is refunded, all Policy values are recalculated as though the excess premium had never been paid.
A policy can also become a MEC if the benefits under the Policy are reduced during the seven-pay period or, in the case of joint life Policies, the lifetime of either Insured. If a reduction occurs during a seven-pay period, the seven-pay premium limit will be redetermined based on the reduced level of benefits. All premiums paid during the seven-pay period must be retroactively tested against the new, lower, seven-pay limit. If the premiums previously paid are greater than the recalculated seven-pay premium level limit, the Policy will become a MEC. This means that a reduction of Policy benefits
30  Variable Life Prospectus

can result in a MEC because of premiums paid in prior years even if those premiums did not exceed the policy’s seven-pay limit at the time they were paid. A reduction in benefits includes a decrease in the amount of coverage, the termination or reduction of certain riders, a withdrawal or any other action resulting in a surrender of Cash Value to you according to the terms of the Policy, an election of the paid-up option or, in some cases, a lapsing of the Policy where the Policy is not reinstated within 90 days. A life insurance policy which is received in exchange for a MEC will also be considered a MEC. In the case of joint life Policies, the reduction test must be applied during the lifetime of either Insured rather than only during seven-pay periods.
Whenever there is a “material change” under a Policy, it will generally be treated as a new contract for purposes of determining whether the Policy is a MEC. This means that a new seven-pay period begins with a new seven-pay limit. The new seven-pay limit is determined by taking into account the value of the Policy at the time of such change. A material change could occur as a result of certain changes to the benefits or terms of the Policy, such as a change in a death benefit option or a change in the Insured(s), if allowable under your Policy. A material change could occur as a result of an increase in the death benefit, the addition of a benefit or the payment of a premium after the seven-pay period, which could be considered “unnecessary” under the Code.
If a Policy is a MEC, any distribution from the Policy will be treated as a distribution of gain first, subject to ordinary income taxation. Distributions for this purpose include a loan, a withdrawal of Cash Value, a surrender of the Policy, and dividends paid in cash. We do not report dividends retained by the Company to purchase paid-up additions as “Distributions”. Distributions taken within the two-year period prior to the Policy becoming a MEC may also be taxed under the MEC tax rules. The Policy basis is increased to the extent a loan is a taxable distribution from a MEC. For these purposes, the term “loan”, includes an increase in Policy Debt due to accrued but unpaid loan interest, or an assignment or pledge of the policy to secure a loan. For MECs, the basis would be increased by the amount of any prior loan under the Policy that was considered taxable income. For purposes of determining the taxable portion of any distribution, all MECs issued by Northwestern Mutual to the same Owner (excluding certain qualified plans) during any calendar year are to be aggregated. The Secretary of the Treasury has authority to prescribe additional rules to prevent avoidance of gain-first taxation on distributions from MECs.
A 10% penalty tax will apply to the taxable portion of a distribution from a MEC. The penalty tax will not, however, apply to distributions (i) to taxpayers 59 ½ years of age or older, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer’s beneficiaries. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.
Estate and Generation Skipping Transfer Taxes If the Insured owns, or has any incidents of ownership in, the Policy, the amount of the Death Benefit will generally be includible in the Insured’s estate for federal estate tax purposes and any applicable state inheritance tax. If a Policy is a joint life Policy, the Death Benefit will be includible in the estate of the second to die if that that individual owned or had any incidents of ownership in, the policy at the time of death. In some circumstances, the Death Benefit of a policy may be included in an Insured’s estate even if not owned at the time of death. This may occur if the Insured transferred an ownership interest, or an incident of ownership, in a policy within three years of death. If the Owner dies, but an Insured is still alive, the fair market value of the Policy will be includible in the Owner’s estate. With appropriate estate planning, an unlimited marital deduction may permit deferral of federal estate and gift taxes until the death of the Owner’s surviving spouse.
If ownership of a Policy is transferred, either directly or in trust, to a person two or more generations younger than the Owner, the value of the Policy may be subject to a generation skipping transfer tax.
An exemption limit of $5 million (single)/$10 million (married) (with inflation indexing after 2011) and a maximum rate of 40% applies for purposes of the estate, gift and generation skipping transfer taxes. In addition, any unused estate exemption limit may be carried over to the surviving spouse.
Business-Owned Life Insurance Business-owned life insurance may be subject to certain additional rules. Section 101(j) of the Code provides that a portion of the Death Benefit payable under business-owned life insurance in which the business is also the beneficiary will be taxable to the extent it exceeds the premiums or other consideration the business paid for the policy. This rule will not apply if (i) the Insured is an eligible employee and (ii) certain notice and consent requirements are satisfied before the policy is issued. Generally, an eligible employee is someone who was an employee at any time during the 12-month period before death, a director, a person who owns more than 5% of the business, an employee earning more than $120,000 annually (increased for cost of living), one of the highest 5 paid officers or an employee who is among the highest paid 35% of employees. The law also imposes an annual reporting and record-keeping obligation on the employer. Increases in Policy or Cash Value may also be subject to tax under the corporation alternative minimum tax provisions.
Section 264(a)(1) of the Code generally disallows a deduction for premiums paid on Policies by anyone who is directly or indirectly a beneficiary under the Policy. Interest on debt that is related to or is incurred to purchase or carry life insurance might be deductible in certain, limited, circumstances set forth in Code Section 264. For example, interest paid or accrued for up to an aggregate of $50,000 of indebtedness with respect to life insurance covering a “key person” may be deductible. Generally, a key person is defined as an officer or a 20% owner. However, the number of key persons will be limited to the greater of (a) five individuals, or (b) the lesser of 5% of the
Variable Life Prospectus  31

total officers and employees of the taxpayer or 20 individuals. Deductible interest for these Policies will be subject to limits based on current market rates.
In addition, if a business owns life insurance with cash value, Section 264(f) may disallow a portion of a business’s non-life insurance related interest deduction. The disallowance is based on a ratio that compares the amount of unborrowed life insurance Cash Value to the adjusted basis of other business assets. Certain policies may be excluded from the disallowance calculation. These include policies held by natural persons unless the business is a direct or indirect beneficiary under the policy and policies owned by a business and insuring an individual who at the time the policy is issued is an employee, director, officer or 20% owner (as well as joint policies insuring 20% owners and their spouses). The IRS has ruled that a policy received in a tax-free exchange is newly issued for this purpose.
The IRS has ruled privately that losses in business-owned life insurance could be deducted upon the surrender of the policy if there was no reasonable prospect of recovery, but that the losses would be calculated by reducing the basis of the policy by the annual cost of the insurance protection provided by the policy. Private rulings apply only to the taxpayer who receives the ruling but may be indicative of the IRS’s thinking on an issue.
Special rules under the Code govern how life insurance companies calculate income tax deductions. Under these rules the annual increase in the cash value of life insurance policies owned by life insurance companies may limit the company’s deductions, resulting in an overall increase in its taxable income. In Revenue Procedure 2007-61, the IRS provided a safe harbor under which the annual increase in cash value of life insurance policies covering no more than 35% of the company’s employees, directors, officers and 20% owners will not limit the life insurance company’s deductions. Additionally, the Revenue Procedure included language that the tax-deferred nature of such contracts remains subject to challenge by the IRS under other provisions of the tax law, including judicial doctrines such as the business purpose doctrine.
Split Dollar Arrangements Life insurance purchased under a split dollar arrangement is subject to special tax rules. Treasury regulations regarding the taxation of split dollar arrangements apply only to arrangements entered into or materially changed after September 17, 2003. The regulations provide that such split dollar arrangements must be taxed under one of two mutually exclusive tax regimes depending on the ownership of the underlying life insurance policy. Collateral assignment split dollar arrangements, in which the employee owns the policy, must be taxed under a loan regime. Where such an arrangement imposes a below market interest rate or no interest rate, the employee is taxed on the imputed interest under Section 7872 of the Code. Endorsement split dollar arrangements, in which the employer owns the policy, must be taxed under an economic benefit regime. Under this regime, the employee is taxed each year on (i) the value of the current life insurance protection provided to the employee, (ii) the increase in the amount of policy Cash Value to which the employee has current access, and (iii) the value of any other economic benefits provided to the employee during the taxable year.
Under the Sarbanes-Oxley Act of 2002, it is a criminal offense for an employer with publicly traded stock to extend or arrange a personal loan to a director or executive officer after July 30, 2002. One issue that has not been clarified is whether each premium paid paid by such an employer under a split dollar arrangement with a director or executive officer is a personal loan subject to the new law.
Section 409A of the Code imposes requirements for nonqualified deferred compensation plans with regard to the timing of deferrals, distribution triggers, funding mechanisms and reporting requirements. Nonqualified deferred compensation plans that fail to meet these conditions are taxed currently on all compensation previously deferred and interest earned thereon and are assessed an additional 20% penalty. The law does not limit the use of life insurance as an informal funding mechanism for nonqualified deferred compensation plans, but IRS Notice 2007-34 treats certain split dollar arrangements as nonqualified deferred compensation plans that must comply with the new rules. These rules became effective December 31, 2008. Congress has also considered limiting an individual’s annual aggregate deferrals to a nonqualified deferred compensation plan to $1,000,000.
Valuation of Life Insurance Special valuation rules apply to Policies distributed from a qualified plan to a participant or transferred by an employer to an employee. IRS Rev. Proc. 2005-25 provides safe harbor formulas for valuing variable and non-variable life insurance. Generally, the safe harbor value is the greater of (i) the sum of the interpolated terminal reserve, any unearned premiums, and a pro rata portion of the estimated dividends for the Policy Year; or (ii) the cash value without reduction for surrender charges (but adjusted by a surrender factor for policies distributed from qualified plans) multiplied by a factor specified in Rev. Proc. 2005-25. These rules do not apply to split dollar arrangements entered into on or before September 17, 2003 and not materially modified thereafter.
Other Tax Considerations Under Code Section 6011, taxpayers are required to annually report all “reportable transactions”. Regulations under Code Section 6011 provide a list of several types of reportable transactions, some of which may involve life insurance policies. For example, in some circumstances a reportable transaction might exist if life insurance is owned by a welfare benefit plan. “Reportable transactions” also include transactions that create significant differences between the amount of any item for purposes of determining income, gain, expense or loss for tax purposes differs by more than $10 million, on a gross basis, from the amount of the item for purposes for book purposes. However, Rev. Proc. 2004-67 held that the purchase of life insurance policies that creates such a difference does not, by itself, constitute a “reportable transaction.” The rules related to reportable transactions are complicated and you should consult a qualified tax advisor before purchasing any insurance policy as part of a transaction.
32  Variable Life Prospectus

Distribution of the Policies
We sell the Policies through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934, an investment adviser registered with the SEC, and is a member of the Financial Industry Regulatory Authority (FINRA) and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at 202-371-3800 or visiting its website at SIPC.org. NMIS is the principal underwriter and distributor of the Policy and has entered into a Distribution Agreement with us.
Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. (See Deductions and Charges—Commissions Paid to Financial Representatives).
Because registered representatives of NMIS are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, registered representatives of NMIS who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Policies help registered representatives and/or their managers qualify for such compensation and benefits. Certain registered representatives of NMIS may receive other payments from us for the recruitment, training, development, and supervision of financial representatives, production of promotional literature and similar services.
Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy. NMIS registered representatives receive ongoing servicing compensation related to the Policies, but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Glossary of Terms
APPLICATION
The form completed by the applicant when applying for coverage under the Policy. This includes any:
1. amendments or endorsements;
2. supplemental Applications;
3. reinstatement Applications; and
4. Policy change Applications.
ATTAINED AGE
The Insured’s Issue Age listed in the Policy, plus the number of complete Policy Years that have elapsed since the Policy Date.
CASH VALUE
The amount available in cash if the Policy is surrendered. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value After Loan or Net Accumulated Value may be used to describe your Cash Value, as appropriate.
DATE OF ISSUE
The date on which insurance coverage takes effect as shown in the Policy.
DEATH BENEFIT
The gross amount payable to the Beneficiary upon the death of the Insured, before the deduction of Policy Debt and other adjustments.
DIVISION
A subdivision of the Separate Account. We invest each Division’s assets exclusively in shares of one Portfolio.
FINANCIAL REPRESENTATIVE
An individual who is authorized to sell you the Policy and who is both licensed as a Northwestern Mutual insurance agent and registered as a representative of our affiliate, Northwestern Mutual Investment Services, LLC, the principal underwriter of the Policy.
FUND
Each Fund is registered under the 1940 Act as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. Each Portfolio of the Funds is available as an investment option under the Policy. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
Variable Life Prospectus  33

GENERAL ACCOUNT
All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
GOOD ORDER
Your request or payment meets all the current requirements necessary for us to process it. For certain requests this may include, as applicable, the return of proceeds, evidence of insurability, underwriting, MEC-limit (or insurance qualification) requirements, any premium payments due, instructions as to payment due dates, or proper completion of certain Northwestern Mutual forms.
HOME OFFICE
Our office at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797.
INCOME PLAN
An optional method of receiving the Death Benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
INSURED
The person named as the Insured on the Application and in the Policy.
INVESTED ASSETS
The sum of all amounts in the Divisions of the Separate Account.
ISSUE AGE
The Insured’s age on his or her birthday nearest the Policy Date.
MEC
Modified endowment contract as described in Section 7702A of the Internal Revenue Code. A modified endowment contract is a type of life insurance contract that is considered too investment oriented and is taxed less favorably on lifetime distributions than other life insurance contracts. See the “Tax Considerations” section for more detailed information.
NET PREMIUM
The amount of Premium Payment remaining after premium charges have been deducted.
NYSE
New York Stock Exchange.
OWNER (You, Your)
The person named in the Application as the Owner, or the person who becomes Owner of a Policy by transfer or succession.
POLICY ANNIVERSARY
The same day and month as the Policy Date in each year following the first Policy Year.
POLICY DATE
The date shown in the Policy from which the following are computed, among other things:
1. Policy Year;
2. Policy Anniversary;
3. the Issue Age of Insured; and
4. the Attained Age of the Insured.
POLICY DEBT
The total amount of all outstanding Policy loans, including both principal and accrued interest.
POLICY VALUE
The cumulative amount invested, less withdrawals, adjusted for investment results and interest on Policy Debt, and reduced by the monthly charges for the cost of insurance and other expenses. It is also equal to the sum of Invested Assets and Policy Debt. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value may be used in place of Policy Value. In some circumstances, the term Accumulated Value After Loan may be used to describe your Policy Value after deductions for an outstanding loan, as appropriate.
POLICY YEAR
A year that starts on the Policy Date or on a Policy Anniversary.
PORTFOLIO
A series of a Fund available for investment under the Policy which corresponds to a particular Division of the Separate Account.
PREMIUM PAYMENTS
All payments you make under the Policy other than loan repayments and transaction charges.
SEPARATE ACCOUNT
Northwestern Mutual Variable Life Account.
34  Variable Life Prospectus

APPENDIX A—Portfolios Available under Your Policy
The following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc.	0.42%[1]	34.97%	17.68%	14.73%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	32.55%	19.30%	15.90%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/ Wellington Management Company LLP	0.44%[1]	22.74%	15.24%	11.73%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/ Fiduciary Management, Inc.	0.81%[1]	10.05%	12.18%	11.14%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/Black Rock Advisors, LLC	0.20%[1]	18.18%	14.97%	13.64%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.77%[1]	2.64%	9.11%	10.06%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.52%[1]	0.73%	9.11%	10.53%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/ T. Rowe Price Associates, Inc	0.58%[1]	1.20%	9.98%	9.30%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/ Wellington Management Company LLP	0.54%	25.41%	13.38%	10.44%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern trust Investments, Inc.	0.26%[1]	13.37%	12.05%	11.23%
Long-term growth of capital; current incomes is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.76%[1]	1.67%	9.54%	10.61%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/ Wellington Management Company LLP	0.56%	33.47%	16.90%	13.38%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.31%	10.93%	12.03%	11.55%
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/ T. Rowe Price Associates, Inc	0.95%	9.29%	12.16%	9.78%
Variable Life Prospectus  35

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 Year
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.63%	17.91%	12.11%	7.39%
Capital appreciation	Research International Core Portfolio[2]	MSA/ Massachusetts Financial Services Company	0.76%[1]	13.46%	9.76%	6.21%
Long-term growth of capital; any income realized will be incidental	International Equity Portfolio[2]	MSA/Templeton Investment Counsel, LLC	0.54%[1]	-2.71%	3.12%	3.26%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/ Aberdeen Asset Managers Limited	0.93%[1]	26.86%	12.97%	3.33%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio	MSA/BlackRock Advisors, LLC	0.33%	0.31%	0.90%	0.50%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/ T. Rowe Price Associates, Inc	0.39%	4.29%	2.60%	1.72%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Wells Capital Management, Inc.	0.31%[1]	8.98%	4.75%	3.95%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.94%	17.37%	7.33%	7.25%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.56%[1]	9.57%	4.75%	3.43%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.45%	6.64%	7.88%	6.28%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.73%[1]	6.13%	7.54%	5.60%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.50%[1]	12.49%	8.86%	7.30%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.59%[1]	13.43%	10.10%	8.17%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[4]	Fidelity Management & Research Company LLC (FMR)[5]	0.62%	18.19%	11.07%	9.50%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[4]	FMR[5]	0.61%	30.57%	16.19%	13.52%
36  Variable Life Prospectus

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 Year
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolios’s environmental, social and governance criteria	Sustainable Equity Portfolio[6]	Neuberger Berman Investment Advisers LLC	0.92%	19.56%	13.05%	11.62%
Long-term growth of capital	U.S. Strategic Equity Fund[7]	Russell Investment Management LLC (RIM) [8]	0.84%	23.84%	14.27%	12.79%
Long-term growth of capital	U.S. Small Cap Equity Fund[7]	RIM[8]	1.25%	12.70%	10.84%	9.37%
Current income and long- term growth of capital	Global Real Estate Securities Fund[7]	RIM[8]	0.91%	-5.18%	4.61%	5.88%
Long-term growth of capital	International Developed Markets Fund[7]	RIM[8]	1.06%	5.08%	6.50%	5.10%
Provide total return	Strategic Bond Fund[7]	RIM[8]	0.69%	8.43%	4.69%	4.00%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[7]	RIM[8]	0.86%[1]	6.40%	6.15%	5.13%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[7]	RIM[8]	0.95%[1]	7.65%	7.37%	6.10%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[7]	RIM[8]	1.01%[1]	9.75%	8.62%	6.76%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[7]	RIM[8]	1.04%[1]	8.26%	8.93%	7.09%
Total return	Commodity Return Strategy Portfolio – Class 2[9]	Credit Suisse Asset Management, LLC	0.80%[1]	28.52%[10]	N/A	N/A
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which MSA, our wholly-owned company, serves as investment adviser.
3
Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
4
The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund®Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
5
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
6
A series of Neuberger Berman Advisers Management Trust.
7
A series of Russell Investment Funds.
8
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
9
A series of Credit Suisse Trust.
10
Return represents performance from May 1, 2020 (inception date) to December 31, 2020.
Variable Life Prospectus  37

Additional Information
More information about your Policy and Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this Prospectus, is incorporated by reference into this Prospectus, and is available free of charge from the Company. To request a free copy of the Separate Account’s SAI, or current annual report, or to request other information about the Policy or to make investor inquiries, call (866) 424-2609. Under certain circumstances you or your Financial Representative may be able to obtain these documents online at www.nmprospectus.com. Reports and other information about the Separate Account are available on the SEC’s Internet site at http://www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Edgar Contract Identifier C000000093
38  Variable Life Prospectus

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
VARIABLE LIFE
Whole Life
Extra Ordinary Life
Single Premium Life
Issued by The Northwestern Mutual Life Insurance Company
and
Northwestern Mutual Variable Life Account
(Account)
We no longer issue the POLICIES described in this Statement of Additional Information.
The Policies we currently offer are described in separate Prospectuses and
Statements of Additional Information.

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements, and should be read in conjunction with the prospectus for the POLICIES (the “Prospectus”) identified above and dated the same date as this SAI. The Prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, by calling telephone number (866) 424-2609, or by visiting www.nmprospectus.com.

Page
DISTRIBUTION OF THE POLICIES	B-3
EXPERTS	B-3

DISTRIBUTION OF THE POLICIES
The Policies are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
NMIS is the principal underwriter of the Policies for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of variable life insurance policies issued in connection with the Account during the last three fiscal years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable life insurance policies.
Year	Amount
2020	$631,328
2019	$834,668
2018	$1,111,244
NMIS also provides certain services related to the administration of payment plans under the POLICIES pursuant to an administrative services contract with Northwestern Mutual. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services.
EXPERTS
The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the financial statements of Northwestern Mutual Variable Life Account as of December 31, 2020 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2020

Northwestern Mutual Variable Life Account

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Policyowners of Northwestern Mutual Variable Life Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of Northwestern Mutual Variable Life Account indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of Northwestern Mutual Variable Life Account as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division	Mid Cap Value Division	Select Bond Division	U.S. Strategic Equity
(1)	(1)	(1)	Division (1)
Focused Appreciation	Small Cap Growth	Long-Term U.S.	U.S. Small Cap Equity
Division (1)	Stock Division (1)	Government Bond	Division (1)
Division (1)
Large Cap Core Stock	Index 600 Stock	Inflation Protection	International
Division (1)	Division (1)	Division (1)	Developed Markets
Division (1)
Large Cap Blend	Small Cap Value	High Yield Bond	Strategic Bond Division
Division (1)	Division (1)	Division (1)	(1)
Index 500 Stock	International Growth	Multi-Sector Bond	Global Real Estate
Division (1)	Division (1)	Division (1)	Securities Division (1)
Large Company Value	Research International	Balanced Division (1)	LifePoints Moderate
Division (1)	Core Division (1)		Strategy Division (1)
Domestic Equity	International Equity	Asset Allocation	LifePoints Balanced
Division (1)	Division (1)	Division (1)	Strategy Division (1)
Equity Income Division	Emerging Markets	Fidelity VIP Mid Cap	LifePoints Growth
(1)	Equity Division (1)	Division (1)	Strategy Division (1)
Mid Cap Growth Stock	Government Money	Fidelity VIP	LifePoints Equity
Division (1)	Market Division (1)	Contrafund Division (1)	Growth Strategy
Division (1)
Index 400 Stock	Short-Term Bond	AMT Sustainable	Credit Suisse Trust
Division (1)	Division (1)	Equity Division (1)	Commodity Return
Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of Northwestern Mutual Variable Life Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of Northwestern Mutual Variable Life Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 26, 2021

We have served as the auditor of one or more of the divisions of Northwestern Mutual Variable Life Account since 1984.

2

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2020 (in thousands, except accumulation values)

		Focused	Large Cap
	Growth Stock	Appreciation	Core Stock	Large Cap	Index 500
	Division	Division	Division	Blend Division	Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$712,525	$284,754	$373,483	$13,750	$1,905,085
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	9	8	-	20	38
Total Assets	712,534	284,762	373,483	13,770	1,905,123

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	6	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	6	-	-

Total Net Assets	$712,534	$284,762	$373,477	$13,770	$1,905,123

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$58,765	$19,881	$40,244	$680	$246,378
Northwestern Mutual Equity	329	95	296	5	1,357
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	624,270	237,837	314,974	12,675	1,551,422
Northwestern Mutual Equity	5,649	2,516	3,093	134	13,769
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	11,856	6,452	7,006	144	30,193
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	11,665	17,981	7,864	132	62,004

Total Net Assets	$712,534	$284,762	$373,477	$13,770	$1,905,123

(1) Investments, at cost	$534,372	$179,668	$282,864	$12,380	$984,319
Mutual Fund Shares Held	197,704	70,887	195,336	10,966	288,606
(2) Accumulation Unit Value	$9.197199	$8.398901	$5.718617	$2.662920	$8.939275
Units Outstanding	68,490	28,617	55,620	4,811	175,093
(3) Accumulation Unit Value	$130.365531	$91.289389	$80.301917	$23.385328	$210.492951
Units Outstanding	91	71	87	6	143
(4) Accumulation Unit Value	$130.365531	$91.289389	$80.301917	$23.385328	$210.492951
Units Outstanding	89	197	98	6	295

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2020 (in thousands, except accumulation values)

	Large			Mid Cap
	Company	Domestic	Equity Income	Growth Stock	Index 400
	Value Division	Equity Division	Division	Division	Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$17,426	$212,866	$129,991	$676,762	$403,753
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	30	-	-	-
Total Assets	17,426	212,896	129,991	676,762	403,753

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	168	57	125
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	168	57	125

Total Net Assets	$17,426	$212,896	$129,823	$676,705	$403,628

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$1,226	$16,811	$9,581	$91,084	$20,090
Northwestern Mutual Equity	7	131	66	641	125
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	14,688	183,116	110,471	563,339	355,875
Northwestern Mutual Equity	146	2,172	1,256	5,380	3,547
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,060	4,729	3,635	6,041	11,493
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	299	5,937	4,814	10,220	12,498
Total Net Assets	$17,426	$212,896	$129,823	$676,705	$403,628

(1) Investments, at cost	$16,757	$153,431	$124,463	$518,202	$313,871
Mutual Fund Shares Held	17,408	129,638	79,505	165,346	187,792
(2) Accumulation Unit Value	$2.385488	$3.228727	$3.767909	$6.778346	$6.407252
Units Outstanding	6,219	57,388	29,652	83,903	56,097
(3) Accumulation Unit Value	$20.613433	$35.463950	$40.954303	$193.811117	$75.180406
Units Outstanding	51	133	89	31	153
(4) Accumulation Unit Value	$20.613433	$35.463950	$40.954303	$193.811117	$75.180406
Units Outstanding	15	167	118	53	166

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2020 (in thousands, except accumulation values)

		Small Cap			International
	Mid Cap Value	Growth Stock	Index 600	Small Cap	Growth
	Division	Division	Stock Division	Value Division	Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$71,448	$421,704	$58,716	$207,866	$144,087
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	71,448	421,704	58,716	207,866	144,087

Liabilities:
Due to Northwestern Mutual Life Insurance Company	74	89	4	7	37
Due to Participants	-	-	-	-	-
Total Liabilities	74	89	4	7	37

Total Net Assets	$71,374	$421,615	$58,712	$207,859	$144,050

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$3,867	$20,163	$4,185	$14,053	$8,049
Northwestern Mutual Equity	30	103	30	99	53
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	62,657	381,033	50,618	182,029	124,651
Northwestern Mutual Equity	710	3,881	514	2,115	1,460
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	2,038	5,467	1,725	2,975	4,417
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	2,072	10,968	1,640	6,588	5,420
Total Net Assets	$71,374	$421,615	$58,712	$207,859	$144,050

(1) Investments, at cost	$69,899	$269,658	$51,829	$184,826	$89,539
Mutual Fund Shares Held	43,276	123,269	39,196	94,399	67,362
(2) Accumulation Unit Value	$4.609170	$7.745486	$2.662820	$5.213261	$3.105508
Units Outstanding	13,748	49,696	19,202	35,323	40,609
(3) Accumulation Unit Value	$50.098747	$104.149054	$30.394793	$57.260960	$34.110132
Units Outstanding	41	52	57	52	130
(4) Accumulation Unit Value	$50.098747	$104.149054	$30.394793	$57.260960	$34.110132
Units Outstanding	41	105	54	115	159

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2020 (in thousands, except accumulation values)

	Research		Emerging	Government
	International	International	Markets Equity	Money Market	Short-Term
	Core Division	Equity Division	Division	Division	Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$63,499	$499,724	$90,146	$182,634	$31,908
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	60	-	32	19
Total Assets	63,499	499,784	90,146	182,666	31,927

Liabilities:
Due to Northwestern Mutual Life Insurance Company	16	-	27	-	-
Due to Participants	-	-	-	339	-
Total Liabilities	16	-	27	339	-

Total Net Assets	$63,483	$499,784	$90,119	$182,327	$31,927

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$3,872	$59,587	$4,993	$16,314	$2,419
Northwestern Mutual Equity	26	655	31	163	15
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	54,484	413,446	77,537	145,873	24,745
Northwestern Mutual Equity	550	4,731	759	2,476	245
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	2,852	8,689	2,834	10,584	2,087
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1,699	12,676	3,965	6,917	2,416
Total Net Assets	$63,483	$499,784	$90,119	$182,327	$31,927

(1) Investments, at cost	$52,497	$567,670	$64,511	$182,634	$31,258
Mutual Fund Shares Held	53,767	322,611	64,760	182,634	29,654
(2) Accumulation Unit Value	$1.643464	$3.584281	$1.334398	$1.566628	$1.125573
Units Outstanding	33,486	116,670	58,675	94,910	22,202
(3) Accumulation Unit Value	$16.084924	$5.647675	$16.321818	$43.480109	$13.954768
Units Outstanding	177	1,539	174	235	150
(4) Accumulation Unit Value	$16.084924	$5.647675	$16.321818	$43.480109	$13.954768
Units Outstanding	106	2,244	243	159	173

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2020 (in thousands, except accumulation values)

		Long-Term U.S.	Inflation
	Select Bond	Government	Protection	High Yield	Multi-Sector
	Division	Bond Division	Division	Bond Division	Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$298,705	$19,768	$15,243	$122,451	$61,822
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	30	4	-	4	3
Total Assets	298,735	19,772	15,243	122,455	61,825

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	1	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	1	-	-

Total Net Assets	$298,735	$19,772	$15,242	$122,455	$61,825

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$23,989	$959	$708	$8,292	$3,966
Northwestern Mutual Equity	218	12	6	72	29
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	238,414	18,209	11,673	105,156	52,388
Northwestern Mutual Equity	2,816	207	123	1,088	509
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	19,252	185	1,123	5,125	2,371
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	14,046	200	1,609	2,722	2,562
Total Net Assets	$298,735	$19,772	$15,242	$122,455	$61,825

(1) Investments, at cost	$280,574	$19,514	$14,196	$117,770	$57,906
Mutual Fund Shares Held	218,672	16,283	12,566	163,050	53,295
(2) Accumulation Unit Value	$3.297004	$1.873219	$1.278801	$4.679675	$1.600950
Units Outstanding	73,167	9,831	9,225	22,703	33,042
(3) Accumulation Unit Value	$268.089237	$26.913884	$17.146141	$63.375613	$22.433485
Units Outstanding	72	7	65	81	106
(4) Accumulation Unit Value	$268.089237	$26.913884	$17.146141	$63.375613	$22.433485
Units Outstanding	52	7	94	43	114

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2020 (in thousands, except accumulation values)

		Asset		Fidelity VIP	AMT
	Balanced	Allocation	Fidelity VIP Mid	Contrafund	Sustainable
	Division	Division	Cap Division	Division	Equity Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$436,945	$62,009	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	195,217	75,870	-
Neuberger Berman Advisers Management Trust	-	-	-	-	7,379
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	40	-	-	4	-
Total Assets	436,985	62,009	195,217	75,874	7,379

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	13	18	-	1
Due to Participants	-	-	-	-	-
Total Liabilities	-	13	18	-	1

Total Net Assets	$436,985	$61,996	$195,199	$75,874	$7,378

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$193,896	$8,785	$15,557	$7,740	$720
Northwestern Mutual Equity	1,233	68	106	41	3
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	219,643	49,240	169,326	63,437	5,390
Northwestern Mutual Equity	2,640	531	2,020	620	55
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	11,650	1,288	2,816	1,003	294
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,923	2,084	5,374	3,033	916
Total Net Assets	$436,985	$61,996	$195,199	$75,874	$7,378

(1) Investments, at cost	$390,262	$56,372	$164,164	$55,775	$5,876
Mutual Fund Shares Held	277,778	47,958	5,042	1,575	240
(2) Accumulation Unit Value	$4.948376	$3.004653	$6.482361	$3.167508	$2.707463
Units Outstanding	44,921	16,565	26,433	20,223	2,011
(3) Accumulation Unit Value	$277.610210	$33.001529	$70.458211	$35.233871	$29.909730
Units Outstanding	42	39	40	28	10
(4) Accumulation Unit Value	$277.610210	$33.001529	$70.458211	$35.233871	$29.909730
Units Outstanding	29	63	76	86	31

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2020 (in thousands, except accumulation values)

			International		Global Real
			Developed		Estate
	U.S. Strategic	U.S. Small Cap	Markets	Strategic Bond	Securities
	Equity Division	Equity Division	Division	Division	Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	280,201	112,151	132,213	92,145	168,736
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	42	-	-
Total Assets	280,202	112,151	132,255	92,145	168,736

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	18	-	2	48
Due to Participants	-	-	-	-	-
Total Liabilities	-	18	-	2	48

Total Net Assets	$280,202	$112,133	$132,255	$92,143	$168,688

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$10,326	$5,620	$7,330	$5,677	$8,689
Northwestern Mutual Equity	66	40	68	64	73
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	243,619	98,687	113,618	70,874	147,128
Northwestern Mutual Equity	2,621	1,199	1,299	891	1,838
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	12,422	3,212	6,173	11,142	4,358
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	11,148	3,375	3,767	3,495	6,602
Total Net Assets	$280,202	$112,133	$132,255	$92,143	$168,688

(1) Investments, at cost	$221,230	$94,635	$118,891	$89,421	$163,421
Mutual Fund Shares Held	14,311	7,121	10,855	8,469	11,742
(2) Accumulation Unit Value	$3.107894	$3.587903	$2.150242	$2.665278	$5.118605
Units Outstanding	79,230	27,840	53,444	26,926	29,103
(3) Accumulation Unit Value	$35.592905	$42.144292	$24.058667	$29.237785	$56.074809
Units Outstanding	349	76	257	381	78
(4) Accumulation Unit Value	$35.592905	$42.144292	$24.058667	$29.237785	$56.074809
Units Outstanding	313	80	157	120	118

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2020 (in thousands, except accumulation values)

	LifePoints		LifePoints	LifePoints	LifePoints	Credit Suisse
	Moderate		Balanced	Growth	Equity Growth	Trust Commodity
	Strategy		Strategy	Strategy	Strategy	Return Strategy
	Division		Division	Division	Division	Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-		$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-		-	-	-	-
Neuberger Berman Advisers Management Trust	-		-	-	-	-
Russell Investment Funds	7,658		25,050	22,701	9,194	-
Credit Suisse Trust	-		-	-	-	23,054
Due from Northwestern Mutual Life Insurance Company	-		1	6	-	-
Total Assets	7,658		25,051	22,707	9,194	23,054

Liabilities:
Due to Northwestern Mutual Life Insurance Company	3		-	-	2	1
Due to Participants	-		-	-	-	-
Total Liabilities	3		-	-	2	1

Total Net Assets	$7,655		$25,051	$22,707	$9,192	$23,053

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$2,123		$5,975	$4,395	$1,321	$765
Northwestern Mutual Equity	14		44	34	5	9
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	5,421		18,097	17,560	6,689	19,420
Northwestern Mutual Equity	68		223	254	109	249
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	28		25	10	-	984
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1		687	454	1,068	1,626
Total Net Assets	$7,655		$25,051	$22,707	$9,192	$23,053

(1) Investments, at cost	$7,068		$23,361	$21,174	$8,568	$25,403
Mutual Fund Shares Held	731		2,442	2,200	968	6,821
(2) Accumulation Unit Value	$1.520808		$1.658834	$1.757555	$1.805853	$4.922044
Units Outstanding	3,609		11,044	10,135	3,765	3,996
(3) Accumulation Unit Value	$18.849922		$19.332571	$19.098502	$17.914598	$4.659188
Units Outstanding	2		1	1	-	211
(4) Accumulation Unit Value	$18.849922		$19.332571	$19.098502	$17.914598	$4.659188
Units Outstanding	-	(a)	36	24	60	349

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2020 (in thousands)

		Focused
	Growth Stock	Appreciation	Large Cap Core	Large Cap	Index 500
	Division	Division	Stock Division	Blend Division	Stock Division
Income:
Dividend income	$3,833	$1,336	$3,606	$599	$26,898
Expenses:
Mortality and expense risk charges	2,640	1,011	1,406	52	7,173
Taxes	25	9	17	-	108
Total expenses	2,665	1,020	1,423	52	7,281
Net investment income (loss)	1,168	316	2,183	547	19,617

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	15,188	11,193	7,706	(46)	52,343
Realized gain distribution	99,877	10,706	9,143	167	32,905
Realized gains (losses)	115,065	21,899	16,849	121	85,248

Change in unrealized appreciation/(depreciation) of investments during the period	66,006	48,308	49,075	403	178,806

Net increase (decrease) in net assets resulting from operations	$182,239	$70,523	$68,107	$1,071	$283,671

	Large			Mid Cap
	Company Value	Domestic	Equity Income	Growth Stock	Index 400
	Division	Equity Division	Division	Division	Stock Division
Income:
Dividend income	$322	$4,018	$5,301	$1,531	$4,588
Expenses:
Mortality and expense risk charges	63	829	490	2,427	1,426
Taxes	1	8	4	37	8
Total expenses	64	837	494	2,464	1,434
Net investment income (loss)	258	3,181	4,807	(933)	3,154

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(480)	4,412	3,164	3,756	2,587
Realized gain distribution	542	9,108	5,111	24,273	15,720
Realized gains (losses)	62	13,520	8,275	28,029	18,307

Change in unrealized appreciation/(depreciation) of investments during the period	242	(17,278)	(12,896)	106,964	23,388

Net increase (decrease) in net assets resulting from operations	$562	$(577)	$186	$134,060	$44,849

		Small Cap			International
	Mid Cap Value	Growth Stock	Index 600	Small Cap	Growth
	Division	Division	Stock Division	Value Division	Division
Income:
Dividend income	$1,168	$362	$812	$869	$2,068
Expenses:
Mortality and expense risk charges	276	1,396	193	747	519
Taxes	2	8	2	6	3
Total expenses	278	1,404	195	753	522
Net investment income (loss)	890	(1,042)	617	116	1,546

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,240	2,545	(250)	412	1,579
Realized gain distribution	-	19,079	1,833	11,044	492
Realized gains (losses)	1,240	21,624	1,583	11,456	2,071

Change in unrealized appreciation/(depreciation) of investments during the period	(1,807)	83,294	3,905	3,561	17,483

Net increase (decrease) in net assets resulting from operations	$323	$103,876	$6,105	$15,133	$21,100

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2020 (in thousands)

	Research		Emerging	Government
	International	International	Markets Equity	Money Market	Short-Term
	Core Division	Equity Division	Division	Division	Bond Division
Income:
Dividend income	$1,208	$16,122	$1,530	$475	$686
Expenses:
Mortality and expense risk charges	226	1,988	283	727	119
Taxes	2	27	2	7	1
Total expenses	228	2,015	285	734	120
Net investment income (loss)	980	14,107	1,245	(259)	566

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	442	(3,882)	369	-	318
Realized gain distribution	979	-	-	1	-
Realized gains (losses)	1,421	(3,882)	369	1	318

Change in unrealized appreciation/(depreciation) of investments during the period	5,081	(27,537)	17,071	-	219

Net increase (decrease) in net assets resulting from operations	$7,482	$(17,312)	$18,685	$(258)	$1,103

		Long-Term U.S.	Inflation
	Select Bond	Government	Protection	High Yield	Multi-Sector
	Division	Bond Division	Division	Bond Division	Bond Division
Income:
Dividend income	$8,068	$318	$291	$6,735	$2,313
Expenses:
Mortality and expense risk charges	1,152	84	52	491	234
Taxes	11	-	-	4	2
Total expenses	1,163	84	52	495	236
Net investment income (loss)	6,905	234	239	6,240	2,077

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,628	1,066	241	867	(100)
Realized gain distribution	1,602	1,273	-	-	69
Realized gains (losses)	3,230	2,339	241	867	(31)

Change in unrealized appreciation/(depreciation) of investments during the period	12,690	(253)	723	(314)	1,141

Net increase (decrease) in net assets resulting from operations	$22,825	$2,320	$1,203	$6,793	$3,187

		Asset		Fidelity VIP	AMT
	Balanced	Allocation	Fidelity VIP Mid	Contrafund	Sustainable
	Division	Division	Cap Division	Division	Equity Division
Income:
Dividend income	$9,853	$1,328	$1,000	$136	$36
Expenses:
Mortality and expense risk charges	1,806	243	702	265	21
Taxes	90	4	7	3	-
Total expenses	1,896	247	709	268	21
Net investment income (loss)	7,957	1,081	291	(132)	15

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,142)	701	3,380	1,280	40
Realized gain distribution	14,470	2,419	-	305	249
Realized gains (losses)	13,328	3,120	3,380	1,585	289

Change in unrealized appreciation/(depreciation) of investments during the period	25,414	3,110	24,679	15,575	906

Net increase (decrease) in net assets resulting from operations	$46,699	$7,311	$28,350	$17,028	$1,210

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2020 (in thousands)

			International
	U.S. Strategic	U.S. Small Cap	Developed	Strategic Bond
	Equity Division	Equity Division	Markets Division	Division
Income:
Dividend income	$1,063	$52	$1,412	$1,686
Expenses:
Mortality and expense risk charges	980	381	476	343
Taxes	5	2	3	3
Total expenses	985	383	479	346
Net investment income (loss)	78	(331)	933	1,340

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,576	(388)	(2,733)	345
Realized gain distribution	2,107	2,258	-	2,980
Realized gains (losses)	3,683	1,870	(2,733)	3,325

Change in unrealized appreciation/(depreciation) of investments during the period	49,436	10,112	6,925	2,363

Net increase (decrease) in net assets resulting from operations	$53,197	$11,651	$5,125	$7,028

	Global Real	LifePoints		LifePoints
	Estate	Moderate	LifePoints	Growth
	Securities	Strategy	Balanced	Strategy
	Division	Division	Strategy Division	Division
Income:
Dividend income	$2,404	$143	$260	$339
Expenses:
Mortality and expense risk charges	671	33	99	93
Taxes	4	1	3	2
Total expenses	675	34	102	95
Net investment income (loss)	1,729	109	158	244

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,548)	(201)	(569)	(618)
Realized gain distribution	-	-	332	380
Realized gains (losses)	(1,548)	(201)	(237)	(238)

Change in unrealized appreciation/(depreciation) of investments during the period	(11,356)	487	1,562	1,749

Net increase (decrease) in net assets resulting from operations	$(11,175)	$395	$1,483	$1,755

		Credit Suisse
		Trust
	LifePoints	Commodity
	Equity Growth	Return
	Strategy	Strategy
	Division	Division
Income:
Dividend income	$213	$1,141
Expenses:
Mortality and expense risk charges	37	80
Taxes	1	-

Total expenses	38	80
Net investment income (loss)	175	1,061
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(621)	(2,116)

Realized gain distribution	313	-

Realized gains (losses)	(308)	(2,116)
Change in unrealized appreciation/(depreciation) of investments during the period	298	949
Net increase (decrease) in net assets resulting from operations	$165	$(106)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$1,168	$1,150	$316	$478
Net realized gains (losses)	115,065	68,788	21,899	22,930
Net change in unrealized appreciation/(depreciation)	66,006	57,241	48,308	31,875

Net increase (decrease) in net assets resulting from operations	182,239	127,179	70,523	55,283

Policy Transactions:
Policy owners’ net payments	8,945	11,540	2,505	3,393
Policy loans, surrenders and death benefits	(19,241)	(27,361)	(5,711)	(16,912)
Mortality and other (net)	(11,060)	(9,217)	(4,574)	(3,589)
Transfers from other divisions or sponsor	109,104	58,461	33,699	21,881
Transfers to other divisions or sponsor	(102,720)	(59,770)	(31,499)	(21,590)

Net increase (decrease) in net assets resulting from contract transactions	(14,972)	(26,347)	(5,580)	(16,817)

Net increase (decrease) in net assets	167,267	100,832	64,943	38,466

Net Assets:
Beginning of period	545,267	444,435	219,819	181,353

End of period	$712,534	$545,267	$284,762	$219,819

Units issued during the period	6,735	5,338	4,341	3,122
Units redeemed during the period	(8,256)	(9,074)	(4,774)	(5,341)

Net units issued (redeemed) during period	(1,521)	(3,736)	(433)	(2,219)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$2,183	$2,251	$547	$93
Net realized gains (losses)	16,849	20,750	121	1,423
Net change in unrealized appreciation/(depreciation)	49,075	53,758	403	1,229

Net increase (decrease) in net assets resulting from operations	68,107	76,759	1,071	2,745

Policy Transactions:
Policy owners’ net payments	6,756	7,127	253	287
Policy loans, surrenders and death benefits	(12,656)	(14,187)	(112)	(835)
Mortality and other (net)	(6,597)	(5,820)	(225)	(219)
Transfers from other divisions or sponsor	35,070	19,351	1,743	1,861
Transfers to other divisions or sponsor	(36,569)	(19,607)	(2,220)	(2,359)
Net increase (decrease) in net assets resulting from contract transactions	(13,996)	(13,136)	(561)	(1,265)

Net increase (decrease) in net assets	54,111	63,623	510	1,480

Net Assets:
Beginning of period	319,366	255,743	13,260	11,780
End of period	$373,477	$319,366	$13,770	$13,260
Units issued during the period	4,394	4,473	851	829
Units redeemed during the period	(7,007)	(7,077)	(994)	(1,232)

Net units issued (redeemed) during period	(2,613)	(2,604)	(143)	(403)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$19,617	$17,980	$258	$257
Net realized gains (losses)	85,248	80,090	62	682
Net change in unrealized appreciation/(depreciation)	178,806	301,904	242	2,478
Net increase (decrease) in net assets resulting from operations	283,671	399,974	562	3,417

Policy Transactions:
Policy owners’ net payments	29,410	37,946	407	435
Policy loans, surrenders and death benefits	(47,475)	(62,749)	(673)	(1,441)
Mortality and other (net)	(28,980)	(27,106)	(290)	(245)
Transfers from other divisions or sponsor	196,869	145,726	5,762	2,222
Transfers to other divisions or sponsor	(205,143)	(143,381)	(3,955)	(1,708)
Net increase (decrease) in net assets resulting from contract transactions	(55,319)	(49,564)	1,251	(737)

Net increase (decrease) in net assets	228,352	350,410	1,813	2,680

Net Assets:
Beginning of period	1,676,771	1,326,361	15,613	12,933
End of period	$1,905,123	$1,676,771	$17,426	$15,613
Units issued during the period	15,123	14,677	2,440	1,278
Units redeemed during the period	(21,151)	(20,017)	(2,152)	(1,457)

Net units issued (redeemed) during period	(6,028)	(5,340)	288	(179)

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$3,181	$2,983	$4,807	$2,417
Net realized gains (losses)	13,520	15,586	8,275	15,208
Net change in unrealized appreciation/(depreciation)	(17,278)	20,470	(12,896)	12,175

Net increase (decrease) in net assets resulting from operations	(577)	39,039	186	29,800

Policy Transactions:
Policy owners’ net payments	4,433	4,418	1,952	3,570
Policy loans, surrenders and death benefits	(3,366)	(9,311)	(3,869)	(7,901)
Mortality and other (net)	(3,678)	(3,818)	(2,164)	(2,338)
Transfers from other divisions or sponsor	23,506	18,551	18,700	31,352
Transfers to other divisions or sponsor	(31,205)	(22,786)	(22,237)	(36,423)
Net increase (decrease) in net assets resulting from contract transactions	(10,310)	(12,946)	(7,618)	(11,740)

Net increase (decrease) in net assets	(10,887)	26,093	(7,432)	18,060

Net Assets:
Beginning of period	223,783	197,690	137,255	119,195

End of period	$212,896	$223,783	$129,823	$137,255

Units issued during the period	5,499	4,935	4,209	3,620
Units redeemed during the period	(8,204)	(8,454)	(5,902)	(6,675)

Net units issued (redeemed) during period	(2,705)	(3,519)	(1,693)	(3,055)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$(933)	$(1,419)	$3,154	$2,795
Net realized gains (losses)	28,029	27,872	18,307	27,244
Net change in unrealized appreciation/(depreciation)	106,964	115,822	23,388	47,170

Net increase (decrease) in net assets resulting from operations	134,060	142,275	44,849	77,209

Policy Transactions:
Policy owners’ net payments	13,532	13,475	6,720	6,905
Policy loans, surrenders and death benefits	(17,879)	(25,940)	(8,324)	(15,265)
Mortality and other (net)	(10,781)	(10,183)	(5,912)	(5,812)
Transfers from other divisions or sponsor	43,825	26,266	59,241	62,922
Transfers to other divisions or sponsor	(48,948)	(28,656)	(65,314)	(62,690)
Net increase (decrease) in net assets resulting from contract transactions	(20,251)	(25,038)	(13,589)	(13,940)

Net increase (decrease) in net assets	113,809	117,237	31,260	63,269

Net Assets:
Beginning of period	562,896	445,659	372,368	309,099

End of period	$676,705	$562,896	$403,628	$372,368

Units issued during the period	5,716	5,977	5,876	5,643
Units redeemed during the period	(8,901)	(10,036)	(8,239)	(7,838)

Net units issued (redeemed) during period	(3,185)	(4,059)	(2,363)	(2,195)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$890	$856	$(1,042)	$(1,021)
Net realized gains (losses)	1,240	8,809	21,624	47,053
Net change in unrealized appreciation/(depreciation)	(1,807)	8,080	83,294	42,501

Net increase (decrease) in net assets resulting from operations	323	17,745	103,876	88,533

Policy Transactions:
Policy owners’ net payments	1,525	1,259	6,639	7,398
Policy loans, surrenders and death benefits	(2,209)	(2,736)	(8,864)	(15,014)
Mortality and other (net)	(1,240)	(1,313)	(5,766)	(5,247)
Transfers from other divisions or sponsor	11,476	8,489	50,050	34,236
Transfers to other divisions or sponsor	(14,942)	(10,565)	(54,923)	(36,980)

Net increase (decrease) in net assets resulting from contract transactions	(5,390)	(4,866)	(12,864)	(15,607)

Net increase (decrease) in net assets	(5,067)	12,879	91,012	72,926
Net Assets:
Beginning of period	76,441	63,562	330,603	257,677

End of period	$71,374	$76,441	$421,615	$330,603

Units issued during the period	1,762	1,478	4,426	4,203
Units redeemed during the period	(2,828)	(2,408)	(6,568)	(6,932)

Net units issued (redeemed) during period	(1,066)	(930)	(2,142)	(2,729)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$617	$(83)	$116	$71
Net realized gains (losses)	1,583	3,497	11,456	33,236
Net change in unrealized appreciation/(depreciation)	3,905	5,532	3,561	9,853

Net increase (decrease) in net assets resulting from operations	6,105	8,946	15,133	43,160

Policy Transactions:
Policy owners’ net payments	1,174	1,307	3,558	4,722
Policy loans, surrenders and death benefits	(767)	(1,966)	(5,192)	(8,681)
Mortality and other (net)	(918)	(637)	(3,115)	(3,398)
Transfers from other divisions or sponsor	21,161	16,252	10,124	9,403
Transfers to other divisions or sponsor	(18,320)	(13,897)	(17,462)	(15,528)

Net increase (decrease) in net assets resulting from contract transactions	2,330	1,059	(12,087)	(13,482)

Net increase (decrease) in net assets	8,435	10,005	3,046	29,678

Net Assets:
Beginning of period	50,277	40,272	204,813	175,135

End of period	$58,712	$50,277	$207,859	$204,813

Units issued during the period	5,970	4,122	3,055	3,092
Units redeemed during the period	(4,668)	(3,596)	(5,626)	(5,462)

Net units issued (redeemed) during period	1,302	526	(2,571)	(2,370)

			Research International Core
	International Growth Division		Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$1,546	$919	$980	$555
Net realized gains (losses)	2,071	15	1,421	1,976
Net change in unrealized appreciation/(depreciation)	17,483	31,121	5,081	8,018

Net increase (decrease) in net assets resulting from operations	21,100	32,055	7,482	10,549

Policy Transactions:
Policy owners’ net payments	3,786	3,873	667	(2,321)
Policy loans, surrenders and death benefits	(3,258)	(7,410)	(1,325)	(1,827)
Mortality and other (net)	(2,472)	(1,848)	(944)	(596)
Transfers from other divisions or sponsor	32,239	18,214	28,117	25,897
Transfers to other divisions or sponsor	(30,326)	(17,262)	(24,159)	(14,083)

Net increase (decrease) in net assets resulting from contract transactions	(31)	(4,433)	2,356	7,070

Net increase (decrease) in net assets	21,069	27,622	9,838	17,619

Net Assets:
Beginning of period	122,981	95,359	53,645	36,026

End of period	$144,050	$122,981	$63,483	$53,645

Units issued during the period	6,314	5,287	8,133	12,847
Units redeemed during the period	(6,834)	(6,957)	(7,113)	(7,416)

Net units issued (redeemed) during period	(520)	(1,670)	1,020	5,431

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

			Emerging Markets Equity
	International Equity Division		Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$14,107	$10,465	$1,245	$450
Net realized gains (losses)	(3,882)	26,300	369	271
Net change in unrealized appreciation/(depreciation)	(27,537)	21,318	17,071	10,881

Net increase (decrease) in net assets resulting from operations	(17,312)	58,083	18,685	11,602

Policy Transactions:
Policy owners’ net payments	18,249	21,599	1,402	2,138
Policy loans, surrenders and death benefits	(12,466)	(24,330)	(1,293)	(3,210)
Mortality and other (net)	(5,334)	(8,800)	(1,127)	(1,025)
Transfers from other divisions or sponsor	46,851	42,006	16,503	14,790
Transfers to other divisions or sponsor	(56,584)	(52,138)	(13,302)	(11,868)

Net increase (decrease) in net assets resulting from contract transactions	(9,284)	(21,663)	2,183	825

Net increase (decrease) in net assets	(26,596)	36,420	20,868	12,427

Net Assets:
Beginning of period	526,380	489,960	69,251	56,824

End of period	$499,784	$526,380	$90,119	$69,251

Units issued during the period	18,687	18,002	12,162	11,676
Units redeemed during the period	(21,756)	(23,449)	(11,040)	(10,565)

Net units issued (redeemed) during period	(3,069)	(5,447)	1,122	1,111

	Government Money Market
	Division		Short-Term Bond Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$(259)	$2,313	$566	$482
Net realized gains (losses)	1	2	318	92
Net change in unrealized appreciation/(depreciation)	-	-	219	519

Net increase (decrease) in net assets resulting from operations	(258)	2,315	1,103	1,093

Policy Transactions:
Policy owners’ net payments	35,425	43,281	133	1,105
Policy loans, surrenders and death benefits	(24,977)	(23,121)	(840)	(5,089)
Mortality and other (net)	(4,877)	(4,312)	(539)	(533)
Transfers from other divisions or sponsor	209,259	107,285	16,356	16,817
Transfers to other divisions or sponsor	(184,392)	(127,831)	(14,626)	(7,946)

Net increase (decrease) in net assets resulting from contract transactions	30,438	(4,698)	484	4,354

Net increase (decrease) in net assets	30,180	(2,383)	1,587	5,447

Net Assets:
Beginning of period	152,147	154,530	30,340	24,893

End of period	$182,327	$152,147	$31,927	$30,340

Units issued during the period	110,895	62,690	11,138	13,859
Units redeemed during the period	(94,895)	(62,028)	(11,606)	(7,508)

Net units issued (redeemed) during period	16,000	662	(468)	6,351

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

			Long-Term U.S. Government
	Select Bond Division		Bond Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$6,905	$6,145	$234	$218
Net realized gains (losses)	3,230	713	2,339	(253)
Net change in unrealized appreciation/(depreciation)	12,690	13,342	(253)	1,352

Net increase (decrease) in net assets resulting from operations	22,825	20,200	2,320	1,317

Policy Transactions:
Policy owners’ net payments	6,721	7,815	598	332
Policy loans, surrenders and death benefits	(8,542)	(12,079)	(480)	(79)
Mortality and other (net)	(5,508)	(4,736)	(363)	(226)
Transfers from other divisions or sponsor	136,521	101,553	11,308	4,716
Transfers to other divisions or sponsor	(119,883)	(89,163)	(7,561)	(2,777)

Net increase (decrease) in net assets resulting from contract transactions	9,309	3,390	3,502	1,966

Net increase (decrease) in net assets	32,134	23,590	5,822	3,283
Net Assets:
Beginning of period	266,601	243,011	13,950	10,667

End of period	$298,735	$266,601	$19,772	$13,950

Units issued during the period	12,059	10,910	6,175	3,091
Units redeemed during the period	(9,726)	(10,401)	(4,252)	(2,134)
Net units issued (redeemed) during period	2,333	509	1,923	957

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$239	$256	$6,240	$5,881
Net realized gains (losses)	241	22	867	1,318
Net change in unrealized appreciation/(depreciation)	723	640	(314)	8,209

Net increase (decrease) in net assets resulting from operations	1,203	918	6,793	15,408

Policy Transactions:
Policy owners’ net payments	(105)	309	2,470	3,340
Policy loans, surrenders and death benefits	(770)	(455)	(3,527)	(5,362)
Mortality and other (net)	(240)	(185)	(2,163)	(2,153)
Transfers from other divisions or sponsor	15,736	7,624	44,994	24,561
Transfers to other divisions or sponsor	(12,463)	(7,141)	(46,217)	(23,077)

Net increase (decrease) in net assets resulting from contract transactions	2,158	152	(4,443)	(2,691)

Net increase (decrease) in net assets	3,361	1,070	2,350	12,717

Net Assets:
Beginning of period	11,881	10,811	120,105	107,388

End of period	$15,242	$11,881	$122,455	$120,105

Units issued during the period	5,434	2,407	3,948	2,768
Units redeemed during the period	(4,243)	(2,356)	(4,774)	(3,328)

Net units issued (redeemed) during period	1,191	51	(826)	(560)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$2,077	$2,101	$7,957	$6,989
Net realized gains (losses)	(31)	139	13,328	18,856
Net change in unrealized appreciation/(depreciation)	1,141	3,774	25,414	34,018

Net increase (decrease) in net assets resulting from operations	3,187	6,014	46,699	59,863

Policy Transactions:
Policy owners’ net payments	861	852	10,536	11,730
Policy loans, surrenders and death benefits	(1,471)	(2,029)	(12,873)	(16,713)
Mortality and other (net)	(980)	(862)	(9,190)	(8,815)
Transfers from other divisions or sponsor	18,075	14,514	43,404	69,764
Transfers to other divisions or sponsor	(13,386)	(4,827)	(42,144)	(62,625)

Net increase (decrease) in net assets resulting from contract transactions	3,099	7,648	(10,267)	(6,659)

Net increase (decrease) in net assets	6,286	13,662	36,432	53,204

Net Assets:
Beginning of period	55,539	41,877	400,553	347,349

End of period	$61,825	$55,539	$436,985	$400,553

Units issued during the period	9,477	9,173	4,994	6,043
Units redeemed during the period	(8,702)	(4,551)	(5,749)	(6,224)

Net units issued (redeemed) during period	775	4,622	(755)	(181)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$1,081	$981	$291	$421
Net realized gains (losses)	3,120	4,171	3,380	20,645
Net change in unrealized appreciation/(depreciation)	3,110	4,749	24,679	13,976

Net increase (decrease) in net assets resulting from operations	7,311	9,901	28,350	35,042

Policy Transactions:
Policy owners’ net payments	316	1,825	4,471	4,882
Policy loans, surrenders and death benefits	(1,023)	(2,509)	(5,566)	(8,534)
Mortality and other (net)	(1,202)	(1,158)	(3,078)	(3,061)
Transfers from other divisions or sponsor	3,750	3,601	11,681	13,225
Transfers to other divisions or sponsor	(4,434)	(2,723)	(21,609)	(19,640)

Net increase (decrease) in net assets resulting from contract transactions	(2,593)	(964)	(14,101)	(13,128)

Net increase (decrease) in net assets	4,718	8,937	14,249	21,914

Net Assets:
Beginning of period	57,278	48,341	180,950	159,036

End of period	$61,996	$57,278	$195,199	$180,950

Units issued during the period	2,219	2,048	2,463	2,385
Units redeemed during the period	(2,969)	(2,216)	(4,536)	(4,493)

Net units issued (redeemed) during period	(750)	(168)	(2,073)	(2,108)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$(132)	$(103)	$15	$2
Net realized gains (losses)	1,585	6,089	289	518
Net change in unrealized appreciation/(depreciation)	15,575	6,705	906	698

Net increase (decrease) in net assets resulting from operations	17,028	12,691	1,210	1,218

Policy Transactions:
Policy owners’ net payments	515	1,010	163	114
Policy loans, surrenders and death benefits	(1,571)	(1,658)	(188)	(217)
Mortality and other (net)	(1,058)	(820)	(132)	(86)
Transfers from other divisions or sponsor	17,846	7,162	2,649	1,732
Transfers to other divisions or sponsor	(9,616)	(7,573)	(1,885)	(2,273)

Net increase (decrease) in net assets resulting from contract transactions	6,116	(1,879)	607	(730)

Net increase (decrease) in net assets	23,144	10,812	1,817	488

Net Assets:
Beginning of period	52,730	41,918	5,561	5,073

End of period	$75,874	$52,730	$7,378	$5,561

Units issued during the period	5,532	2,684	548	352
Units redeemed during the period	(3,922)	(3,606)	(359)	(623)

Net units issued (redeemed) during period	1,610	(922)	189	(271)

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$78	$1,473	$(331)	$140
Net realized gains (losses)	3,683	12,142	1,870	1,606
Net change in unrealized appreciation/(depreciation)	49,436	43,177	10,112	18,423

Net increase (decrease) in net assets resulting from operations	53,197	56,792	11,651	20,169

Policy Transactions:
Policy owners’ net payments	5,065	3,691	2,692	2,689
Policy loans, surrenders and death benefits	(7,098)	(10,473)	(3,165)	(5,836)
Mortality and other (net)	(4,280)	(3,937)	(1,698)	(1,796)
Transfers from other divisions or sponsor	13,336	9,095	13,532	8,664
Transfers to other divisions or sponsor	(17,898)	(13,118)	(15,571)	(10,518)

Net increase (decrease) in net assets resulting from contract transactions	(10,875)	(14,742)	(4,210)	(6,797)

Net increase (decrease) in net assets	42,322	42,050	7,441	13,372

Net Assets:
Beginning of period	237,880	195,830	104,692	91,320

End of period	$280,202	$237,880	$112,133	$104,692

Units issued during the period	4,675	4,992	2,504	2,388
Units redeemed during the period	(8,194)	(10,133)	(3,705)	(4,199)

Net units issued (redeemed) during period	(3,519)	(5,141)	(1,201)	(1,811)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	International Developed Markets Division		Strategic Bond Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$933	$2,760	$1,340	$2,051
Net realized gains (losses)	(2,733)	(1,971)	3,325	894
Net change in unrealized appreciation/(depreciation)	6,925	21,073	2,363	4,196

Net increase (decrease) in net assets resulting from operations	5,125	21,862	7,028	7,141

Policy Transactions:
Policy owners’ net payments	3,584	4,029	1,779	2,831
Policy loans, surrenders and death benefits	(2,620)	(7,912)	(2,269)	(5,318)
Mortality and other (net)	(1,959)	(2,271)	(1,893)	(1,655)
Transfers from other divisions or sponsor	25,493	19,212	102,903	57,505
Transfers to other divisions or sponsor	(28,759)	(19,606)	(103,654)	(53,867)

Net increase (decrease) in net assets resulting from contract transactions	(4,261)	(6,548)	(3,134)	(504)

Net increase (decrease) in net assets	864	15,314	3,894	6,637

Net Assets:
Beginning of period	131,391	116,077	88,249	81,612

End of period	$132,255	$131,391	$92,143	$88,249

Units issued during the period	6,839	6,299	8,281	5,898
Units redeemed during the period	(8,708)	(8,981)	(8,270)	(6,629)

Net units issued (redeemed) during period	(1,869)	(2,682)	11	(731)

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$1,729	$8,410	$109	$56
Net realized gains (losses)	(1,548)	(2,162)	(201)	104
Net change in unrealized appreciation/(depreciation)	(11,356)	27,356	487	671

Net increase (decrease) in net assets resulting from operations	(11,175)	33,604	395	831

Policy Transactions:
Policy owners’ net payments	4,966	5,368	290	353
Policy loans, surrenders and death benefits	(4,946)	(10,384)	(223)	(298)
Mortality and other (net)	(2,906)	(3,234)	(167)	(189)
Transfers from other divisions or sponsor	32,898	23,645	1,506	1,039
Transfers to other divisions or sponsor	(36,893)	(23,405)	(1,645)	(951)

Net increase (decrease) in net assets resulting from contract transactions	(6,881)	(8,010)	(239)	(46)

Net increase (decrease) in net assets	(18,056)	25,594	156	785

Net Assets:
Beginning of period	186,744	161,150	7,499	6,714

End of period	$168,688	$186,744	$7,655	$7,499

Units issued during the period	3,470	3,334	1,337	967
Units redeemed during the period	(4,808)	(4,707)	(1,514)	(959)

Net units issued (redeemed) during period	(1,338)	(1,373)	(177)	8

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$158	$246	$244	$53
Net realized gains (losses)	(237)	(136)	(238)	985
Net change in unrealized appreciation/(depreciation)	1,562	3,026	1,749	2,553

Net increase (decrease) in net assets resulting from operations	1,483	3,136	1,755	3,591

Policy Transactions:
Policy owners’ net payments	408	546	(128)	673
Policy loans, surrenders and death benefits	270	(552)	(574)	(1,800)
Mortality and other (net)	(434)	(467)	(405)	(431)
Transfers from other divisions or sponsor	3,077	2,987	1,031	1,325
Transfers to other divisions or sponsor	(3,242)	(1,494)	(2,309)	(1,032)

Net increase (decrease) in net assets resulting from contract transactions	79	1,020	(2,385)	(1,265)

Net increase (decrease) in net assets	1,562	4,156	(630)	2,326
Net Assets:
Beginning of period	23,489	19,333	23,337	21,011

End of period	$25,051	$23,489	$22,707	$23,337

Units issued during the period	3,029	2,394	1,170	1,464
Units redeemed during the period	(2,940)	(2,328)	(2,008)	(2,225)

Net units issued (redeemed) during period	89	66	(838)	(761)

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

Operations:
Net investment income (loss)	$175	$(24)	$1,061	$101
Net realized gains (losses)	(308)	633	(2,116)	(1,972)
Net change in unrealized appreciation/(depreciation)	298	1,536	949	3,120

Net increase (decrease) in net assets resulting from operations	165	2,145	(106)	1,249

Policy Transactions:
Policy owners’ net payments	(446)	363	757	1,085
Policy loans, surrenders and death benefits	435	(471)	(270)	(767)
Mortality and other (net)	(135)	(198)	(327)	(336)
Transfers from other divisions or sponsor	322	336	8,408	6,889
Transfers to other divisions or sponsor	(3,435)	(1,486)	(6,800)	(6,765)

Net increase (decrease) in net assets resulting from contract transactions	(3,259)	(1,456)	1,768	106

Net increase (decrease) in net assets	(3,094)	689	1,662	1,355
Net Assets:
Beginning of period	12,286	11,597	21,391	20,036

End of period	$9,192	$12,286	$23,053	$21,391

Units issued during the period	394	691	2,354	1,765
Units redeemed during the period	(2,354)	(1,640)	(1,963)	(1,765)

Net units issued (redeemed) during period	(1,960)	(949)	391	—

The Accompanying Notes are an Integral Part of these Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Funds in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008; Variable Life was discontinued in 1995. However, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2020, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

F.

Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2020 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$135,109	$49,077
Focused Appreciation Division	34,183	28,753
Large Cap Core Stock Division	25,915	28,586
Large Cap Blend Division	2,407	2,274
Index 500 Stock Division	132,547	135,853
Large Company Value Division	5,917	3,864
Domestic Equity Division	22,245	20,268
Equity Income Division	19,098	16,632
Mid Cap Growth Stock Division	42,888	39,720
Index 400 Stock Division	35,688	30,261
Mid Cap Value Division	5,591	10,009
Small Cap Growth Stock Division	33,380	28,111
Index 600 Stock Division	11,738	6,943
Small Cap Value Division	18,266	19,173
International Growth Division	14,244	12,207
Research International Core Division	11,216	6,734
International Equity Division	39,303	34,632

Notes to Financial Statements

Fund Name	Purchases	Sales
Emerging Markets Equity Division	$11,267	$7,807
Government Money Market Division	130,388	99,913
Short-Term Bond Division	13,030	11,996
Select Bond Division	44,469	26,766
Long-Term U.S. Government Bond Division	12,150	7,142
Inflation Protection Bond Division	6,584	4,187
High Yield Bond Division	17,498	15,713
Multi-Sector Bond Division	15,224	9,980
Balanced Division	44,366	32,805
Asset Allocation Division	9,068	8,145
Fidelity VIP Mid Cap Division	7,988	21,771
Fidelity VIP Contrafund Division	15,096	8,808
AMT Sustainable Equity Division	1,603	729
U.S. Strategic Equity Division	9,044	17,730
U.S. Small Cap Equity Division	6,298	8,567
International Developed Markets Division	8,793	12,164
Strategic Bond Division	17,720	16,531
Global Real Estate Securities Division	9,864	14,950
LifePoints Moderate Strategy Division	1,809	1,939
LifePoints Balanced Strategy Division	5,030	4,460
LifePoints Growth Strategy Division	2,401	4,164
LifePoints Equity Growth Strategy Division	1,674	4,446
Credit Suisse Trust Commodity Return Strategy Division	5,879	3,049

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and expense risk charges on the statements of operations.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment.

A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other on the statements of changes in net assets.

5.	COVID-19

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Account’s investments. Because of the uncertainties regarding the impact of COVID-19 on the global economy, and business operations, and securities markets, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Account and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Notes to Financial Statements

6. Financial Highlights

As of the respective period end date:								For the respective period ended:
Units Outstanding (000’s)		Unit Value, Lowest to Highest				Net Assets (000’s)		Dividend Income as a% of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Growth Stock Division
2020	68,670	$	9.197199	to	$130.365531	$	712,534	0.63%	0.00% to 0.55%	34.23%	to	34.97%
2019	70,191		6.844781	to	96.585761		545,267	0.66	0.00 to 0.55	28.98	to	29.68
2018	73,927		5.301752	to	74.477290		444,435	0.70	0.00 to 0.55	0.70	to	1.26
2017	75,993		5.259578	to	73.551913		455,218	0.86	0.00 to 0.55	23.59	to	24.27
2016	78,732		4.251519	to	59.189518		381,579	0.87	0.00 to 0.55	1.91	to	2.47
Focused Appreciation Division
2020	28,885	$	8.398901	to	$91.289389	$	284,762	0.55%	0.00% to 0.55%	31.82%	to	32.55%
2019	29,318		6.365138	to	68.873586		219,819	0.64	0.00 to 0.55	31.25	to	31.97
2018	31,537		4.844807	to	52.188290		181,353	0.49	0.00 to 0.55	(2.87)	to	(2.34)
2017	32,539		4.983314	to	53.438372		191,961	0.72	0.00 to 0.55	32.89	to	33.62
2016	33,700		3.746116	to	39.992151		146,387	0.24	0.00 to 0.55	5.30	to	5.87
Large Cap Core Stock Division
2020	55,805	$	5.718617	to	$80.301917	$	373,477	1.12%	0.00% to 0.55%	22.07%	to	22.74%
2019	58,418		4.680129	to	65.424142		319,366	1.20	0.00 to 0.55	30.47	to	31.19
2018	61,022		3.583452	to	49.869208		255,743	1.51	0.00 to 0.55	(6.55)	to	(6.04)
2017	63,131		3.831001	to	53.073917		282,834	1.76	0.00 to 0.55	24.19	to	24.87
2016	71,653		2.759081	to	37.544148		233,882	1.15	0.00 to 0.55	27.88	to	28.58
Large Cap Blend Division
2020	4,823	$	2.662920	to	$23.385328	$	13,770	5.08%	0.00% to 0.55%	9.45%	to	10.05%
2019	4,966		2.430590	to	21.249241		13,260	1.12	0.00 to 0.55	23.29	to	23.97
2018	5,369		1.969452	to	17.140701		11,780	0.78	0.00 to 0.55	(4.53)	to	(4.00)
2017	5,549		2.060897	to	17.855817		12,473	0.92	0.00 to 0.55	18.38	to	19.02
2016	5,069		1.739254	to	15.001832		9,582	1.06	0.00 to 0.55	13.36	to	13.99
Index 500 Stock Division
2020	175,531	$	8.939275	to	$210.492951		$1,905,123	1.63%	0.00% to 0.55%	17.53%	to	18.18%
2019	181,559		7.598098	to	178.109105		1,676,771	1.61	0.00 to 0.55	30.46	to	31.18
2018	186,899		5.818234	to	135.776139		1,326,361	1.60	0.00 to 0.55	(5.10)	to	(4.58)
2017	191,990		6.124794	to	142.286114		1,445,616	1.76	0.00 to 0.55	20.85	to	21.52
2016	196,058		5.062909	to	117.092375		1,222,210	1.85	0.00 to 0.55	11.12	to	11.73
Large Company Value Division
2020	6,285	$	2.385488	to	$20.613433	$	17,426	2.21%	0.00% to 0.55%	2.07%	to	2.64%
2019	5,997		2.334690	to	20.083819		15,613	2.21	0.00 to 0.55	26.96	to	27.66
2018	6,176		1.837071	to	15.732361		12,933	1.78	0.00 to 0.55	(8.43)	to	(7.92)
2017	6,091		2.004205	to	17.086312		13,497	2.00	0.00 to 0.55	10.49	to	11.10
2016	6,290		1.812084	to	15.379433		12,809	1.71	0.00 to 0.55	14.73	to	15.36
Domestic Equity Division
2020	57,688	$	3.228727	to	$35.463950	$	212,896	2.11%	0.00% to 0.55%	0.18%	to	0.73%
2019	60,393		3.219819	to	35.207252		223,783	1.83	0.00 to 0.55	20.11	to	20.77
2018	63,912		2.678096	to	29.152607		197,690	1.74	0.00 to 0.55	(3.34)	to	(2.81)
2017	67,362		2.768059	to	29.996128		217,712	1.62	0.00 to 0.55	13.16	to	13.78
2016	71,274		2.443831	to	26.364364		203,723	1.86	0.00 to 0.55	14.35	to	14.98
Equity Income Division
2020	29,859	$	3.767909	to	$40.954303	$	129,823	4.65%	0.00% to 0.55%	0.65%	to	1.20%
2019	31,552		3.739921	to	40.467475		137,255	2.29	0.00 to 0.55	25.92	to	26.61
2018	34,607		2.967059	to	31.961107		119,195	2.01	0.00 to 0.55	(9.84)	to	(9.35)
2017	35,456		3.287847	to	35.257091		135,832	2.20	0.00 to 0.55	15.61	to	16.24
2016	37,103		2.841098	to	30.330455		122,350	2.03	0.00 to 0.55	18.52	to	19.17

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a% of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Mid Cap Growth Stock Division
2020	83,987	$6.778346	to	$193.811117	$676,705	0.28%	0.00% to 0.55%	24.72%	to	25.41%
2019	87,172	5.429275	to	154.540637	562,896	0.18	0.00 to 0.55	32.29	to	33.01
2018	91,231	4.100122	to	116.184426	445,659	0.13	0.00 to 0.55	(7.89)	to	(7.38)
2017	94,455	4.446849	to	125.441587	501,695	0.25	0.00 to 0.55	19.63	to	20.29
2016	97,909	3.713373	to	104.283373	434,672	0.19	0.00 to 0.55	0.28	to	0.83
Index 400 Stock Division
2020	56,416	$6.407252	to	$75.180406	$403,628	1.38%	0.00% to 0.55%	12.75%	to	13.37%
2019	58,779	5.677085	to	66.313755	372,368	1.21	0.00 to 0.55	25.20	to	25.88
2018	60,974	4.530052	to	52.678316	309,099	1.11	0.00 to 0.55	(11.82)	to	(11.33)
2017	62,321	5.132177	to	59.411237	358,143	1.07	0.00 to 0.55	15.33	to	15.96
2016	64,605	4.445732	to	51.235085	321,909	1.15	0.00 to 0.55	19.72	to	20.38
Mid Cap Value Division
2020	13,830	$4.609170	to	$50.098747	$71,374	1.83%	0.00% to 0.55%	1.11%	to	1.67%
2019	14,896	4.554015	to	49.276848	76,441	1.61	0.00 to 0.55	28.50	to	29.21
2018	15,826	3.540449	to	38.138006	63,562	1.60	0.00 to 0.55	(13.33)	to	(12.85)
2017	16,920	4.080949	to	43.762109	78,440	1.44	0.00 to 0.55	11.20	to	11.81
2016	17,981	3.666285	to	39.139970	74,486	1.68	0.00 to 0.55	22.56	to	23.23
Small Cap Growth Stock Division
2020	49,853	$7.745486	to	$104.149054	$421,615	0.11%	0.00% to 0.55%	32.74%	to	33.47%
2019	51,995	5.829238	to	78.030714	330,603	0.10	0.00 to 0.55	34.95	to	35.69
2018	54,724	4.315234	to	57.505467	257,677	0.00	0.00 to 0.55	(12.19)	to	(11.71)
2017	56,874	4.909491	to	65.129570	305,351	0.11	0.00 to 0.55	20.94	to	21.61
2016	59,134	4.055279	to	53.557262	262,833	0.23	0.00 to 0.55	11.64	to	12.25
Index 600 Stock Division
2020	19,313	$2.662820	to	$30.394793	$58,712	1.79%	0.00% to 0.55%	10.32%	to	10.93%
2019	18,011	2.411252	to	27.399696	50,277	0.25	0.00 to 0.55	21.77	to	22.44
2018	17,485	1.978237	to	22.378619	40,272	1.41	0.00 to 0.55	(9.28)	to	(8.78)
2017	15,104	2.178475	to	24.532713	38,659	1.86	0.00 to 0.55	12.31	to	12.93
2016	13,434	1.937744	to	21.724279	30,548	0.58	0.00 to 0.55	25.43	to	26.12
Small Cap Value Division
2020	35,490	$5.213261	to	$57.260960	$207,859	0.51%	0.00% to 0.55%	8.69%	to	9.29%
2019	38,061	4.791826	to	52.395678	204,813	0.47	0.00 to 0.55	25.20	to	25.89
2018	40,431	3.823467	to	41.620093	175,135	0.53	0.00 to 0.55	(13.21)	to	(12.73)
2017	42,358	4.400993	to	47.690780	211,637	0.77	0.00 to 0.55	11.04	to	11.65
2016	44,467	3.959369	to	42.713658	199,932	0.93	0.00 to 0.55	31.67	to	32.39
International Growth Division
2020	40,898	$3.105508	to	$34.110132	$144,050	1.69%	0.00% to 0.55%	17.26%	to	17.91%
2019	41,418	2.645647	to	28.928599	122,981	1.25	0.00 to 0.55	34.07	to	34.80
2018	43,088	1.971431	to	21.459907	95,359	1.40	0.00 to 0.55	(11.76)	to	(11.28)
2017	43,701	2.232113	to	24.188049	110,000	1.30	0.00 to 0.55	29.32	to	30.03
2016	43,639	1.832844	to	19.596007	90,803	1.30	0.00 to 0.55	(5.04)	to	(4.52)
Research International Core Division
2020	33,769	$1.643464	to	$16.084924	$63,483	2.26%	0.00% to 0.55%	12.84%	to	13.46%
2019	32,749	1.454984	to	14.176293	53,645	1.66	0.00 to 0.55	27.55	to	28.25
2018	27,318	1.139564	to	11.053328	36,026	1.66	0.00 to 0.55	(14.14)	to	(13.66)
2017	25,545	1.325886	to	12.802534	39,047	1.68	0.00 to 0.55	27.51	to	28.21
2016	21,617	1.038788	to	9.985604	26,555	1.77	0.00 to 0.55	(1.66)	to	(1.12)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
International Equity Division
2020	120,453	$3.584281	to	$5.647675	$499,784	3.58%	0.00% to 0.55%	(3.24)%		to	(2.71	) %
2019	123,522	3.700743	to	5.804990	526,380	2.49	0.00 to 0.55	11.98		to	12.60
2018	128,969	3.301503	to	5.155553	489,960	2.50	0.00 to 0.55	(15.87)		to	(15.41)
2017	132,108	3.920448	to	6.094491	598,133	2.35	0.00 to 0.55	21.63		to	22.30
2016	134,698	3.220087	to	4.983406	502,291	2.14	0.00 to 0.55	2.33		to	2.89
Emerging Markets Equity Division
2020	59,092	$1.334398	to	$16.321818	$90,119	2.26%	0.00% to 0.55%	26.16%		to	26.86%
2019	57,970	1.056655	to	12.866468	69,251	1.11	0.00 to 0.55	19.94		to	20.60
2018	56,859	0.880106	to	10.668771	56,824	1.31	0.00 to 0.55	(14.23)		to	(13.75)
2017	53,406	1.025080	to	12.370178	62,871	0.92	0.00 to 0.55	27.14		to	27.84
2016	42,450	0.805449	to	9.676365	39,231	0.72	0.00 to 0.55	8.47		to	9.06
Government Money Market Division
2020	95,304	$1.566628	to	$43.480109	$182,327	0.26%	0.00% to 0.55%	(0.24	) %	to	0.31%
2019	79,304	1.568812	to	43.345856	152,147	1.92	0.00 to 0.55	1.38		to	1.94
2018	78,642	1.545924	to	42.522150	154,530	1.53	0.00 to 0.55	0.97		to	1.53
2017	77,104	1.529296	to	41.875417	147,850	0.59	0.00 to 0.55	0.05		to	0.60
2016	83,720	1.527011	to	41.625993	164,799	0.12	0.00 to 0.55	(0.42)		to	0.13
Short-Term Bond Division
2020	22,525	$1.125573	to	$13.954768	$31,927	2.30%	0.00% to 0.55%	3.72%		to	4.29%
2019	22,993	1.084100	to	13.380170	30,340	2.05	0.00 to 0.55	3.81		to	4.38
2018	16,642	1.043226	to	12.818134	24,893	1.54	0.00 to 0.55	0.81		to	1.36
2017	16,212	1.033965	to	12.646732	22,489	1.28	0.00 to 0.55	0.78		to	1.33
2016	16,506	1.025038	to	12.481062	20,405	1.19	0.00 to 0.55	1.12		to	1.67
Select Bond Division
2020	73,291	$3.297004	to	$268.089237	$298,735	2.81%	0.00% to 0.55%	8.38%		to	8.98%
2019	70,958	3.038977	to	245.997917	266,601	2.77	0.00 to 0.55	8.06		to	8.65
2018	70,449	2.809628	to	226.413644	243,011	2.25	0.00 to 0.55	(0.76)		to	(0.21)
2017	70,939	2.828365	to	226.897252	251,754	2.07	0.00 to 0.55	3.02		to	3.58
2016	70,949	2.742774	to	219.047810	249,118	1.94	0.00 to 0.55	2.49		to	3.06
Long-Term U.S Government Bond Division
2020	9,845	$1.873219	to	$26.913884	$19,772	1.66%	0.00% to 0.55%	16.73%		to	17.37%
2019	7,922	1.603184	to	22.930587	13,950	2.20	0.00 to 0.55	12.55		to	13.17
2018	6,965	1.423026	to	20.262648	10,667	2.02	0.00 to 0.55	(2.58)		to	(2.04)
2017	6,284	1.459300	to	20.685508	9,880	1.86	0.00 to 0.55	7.69		to	8.28
2016	6,543	1.353810	to	19.104481	9,594	1.87	0.00 to 0.55	0.54		to	1.09
Inflation Protection Division
2020	9,384	$1.278801	to	$17.146141	$15,242	2.12%	0.00% to 0.55%	8.97%		to	9.57%
2019	8,193	1.172363	to	15.648347	11,881	2.63	0.00 to 0.55	8.42		to	9.02
2018	8,142	1.080225	to	14.354000	10,811	2.09	0.00 to 0.55	(3.14)		to	(2.61)
2017	7,799	1.114216	to	14.738894	10,493	0.69	0.00 to 0.55	3.01		to	3.58
2016	6,910	1.080563	to	14.229840	8,987	1.23	0.00 to 0.55	4.11		to	4.68
High Yield Bond Division
2020	22,827	$4.679675	to	$63.375613	$122,455	5.82%	0.00% to 0.55%	6.06%		to	6.64%
2019	23,653	4.407984	to	59.428074	120,105	5.49	0.00 to 0.55	14.34		to	14.97
2018	24,213	3.851321	to	51.690668	107,388	5.42	0.00 to 0.55	(3.24)		to	(2.71)
2017	25,336	3.976385	to	53.128855	116,367	5.44	0.00 to 0.55	6.30		to	6.88
2016	25,741	3.737039	to	49.707921	110,842	5.33	0.00 to 0.55	13.97		to	14.60

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:

	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Multi-Sector Bond Division
2020	33,262	$1.600950	to	$22.433485	$61,825	4.14%	0.00% to 0.55%	5.55%	to	6.13%
2019	32,487	1.515308	to	21.138053	55,539	4.66	0.00 to 0.55	13.42	to	14.04
2018	27,865	1.334721	to	18.535667	41,877	3.12	0.00 to 0.55	(1.84)	to	(1.30)
2017	26,759	1.358433	to	18.780164	40,381	3.85	0.00 to 0.55	7.79	to	8.38
2016	23,443	1.258995	to	17.327635	32,977	4.53	0.00 to 0.55	10.48	to	11.09
Balanced Division
2020	44,992	$4.948376	to	$277.610210	$436,985	2.47%	0.00% to 0.55%	11.87%	to	12.49%
2019	45,747	4.418751	to	246.784874	400,553	2.30	0.00 to 0.55	17.28	to	17.92
2018	45,928	3.764026	to	209.277798	347,349	2.37	0.00 to 0.55	(3.98)	to	(3.45)
2017	47,261	3.916267	to	216.761163	375,073	2.19	0.00 to 0.55	11.37	to	11.98
2016	48,762	3.512832	to	193.563662	347,403	2.26	0.00 to 0.55	6.00	to	6.58
Asset Allocation Division
2020	16,667	$3.004653	to	$33.001529	$61,996	2.36%	0.00% to 0.55%	12.81%	to	13.43%
2019	17,417	2.660780	to	29.093477	57,278	2.23	0.00 to 0.55	20.42	to	21.08
2018	17,585	2.207402	to	24.028105	48,341	1.99	0.00 to 0.55	(5.40)	to	(4.88)
2017	18,186	2.331046	to	25.259678	53,600	2.07	0.00 to 0.55	14.25	to	14.87
2016	17,637	2.038314	to	21.988973	44,895	2.37	0.00 to 0.55	7.20	to	7.79
Fidelity VIP Mid Cap Division
2020	26,549	$6.482361	to	$70.458211	$195,199	0.62%	0.00% to 0.55%	17.42%	to	18.07%
2019	28,622	5.515184	to	59.676525	180,950	0.67	0.00 to 0.55	22.50	to	23.17
2018	30,730	4.497777	to	48.449732	159,036	0.40	0.00 to 0.55	(15.24)	to	(14.77)
2017	31,890	5.301232	to	56.847028	195,568	0.49	0.00 to 0.55	19.88	to	20.54
2016	33,080	4.417776	to	47.161926	169,985	0.32	0.00 to 0.55	11.31	to	11.92
Fidelity VIP Contrafund Division
2020	20,337	$3.167508	to	$35.233871	$75,874	0.22%	0.00% to 0.55%	29.74%	to	30.46%
2019	18,727	2.438969	to	27.008170	52,730	0.22	0.00 to 0.55	30.56	to	31.27
2018	19,649	1.866274	to	20.573795	41,918	0.44	0.00 to 0.55	(7.15)	to	(6.64)
2017	19,612	2.008049	to	22.036922	44,858	0.77	0.00 to 0.55	20.92	to	21.59
2016	20,138	1.658952	to	18.124509	38,211	0.62	0.00 to 0.55	7.14	to	7.73
AMT Sustainable Equity Division
2020	2,052	$2.707463	to	$29.909730	$7,378	0.64%	0.00% to 0.55%	18.91%	to	19.56%
2019	1,863	2.274699	to	25.016087	5,561	0.41	0.00 to 0.55	25.20	to	25.88
2018	2,134	1.815096	to	19.872228	5,073	0.51	0.00 to 0.55	(6.23)	to	(5.72)
2017	2,092	1.933853	to	21.076980	5,287	0.51	0.00 to 0.55	17.78	to	18.43
2016	2,390	1.640254	to	17.797220	4,887	0.71	0.00 to 0.55	9.26	to	9.86
U.S. Strategic Equity Division
2020	79,892	$3.107894	to	$35.592905	$280,202	0.45%	0.00% to 0.55%	23.16%	to	23.84%
2019	83,411	2.520964	to	28.741505	237,880	1.07	0.00 to 0.55	29.55	to	30.26
2018	88,552	1.943977	to	22.064057	195,830	1.15	0.00 to 0.55	(10.14)	to	(9.64)
2017	92,817	2.161152	to	24.418364	230,509	1.02	0.00 to 0.55	20.14	to	20.80
2016	99,289	1.797106	to	20.214494	204,986	1.04	0.00 to 0.55	10.03	to	10.64
U.S. Small Cap Equity Division
2020	27,996	$3.587903	to	$42.144292	$112,133	0.06%	0.00% to 0.55%	12.08%	to	12.70%
2019	29,197	3.197903	to	37.394611	104,692	0.56	0.00 to 0.55	22.40	to	23.07
2018	31,008	2.610168	to	30.385277	91,320	0.47	0.00 to 0.55	(12.45)	to	(11.97)
2017	32,697	2.978626	to	34.518205	110,459	0.18	0.00 to 0.55	14.85	to	15.48
2016	34,090	2.590944	to	29.891437	100,382	0.83	0.00 to 0.55	18.01	to	18.66

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:

	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
International Developed Markets Division
2020	53,858	$2.150242	to	$24.058667	$132,255	1.25%	0.00% to 0.55%	4.50%	to	5.08%
2019	55,727	2.055606	to	22.896522	131,391	2.62	0.00 to 0.55	19.07	to	19.72
2018	58,409	1.724712	to	19.124827	116,077	1.72	0.00 to 0.55	(15.34)	to	(14.87)
2017	59,631	2.035246	to	22.466466	141,472	2.65	0.00 to 0.55	24.29	to	24.98
2016	60,682	1.635824	to	17.976751	116,151	3.23	0.00 to 0.55	1.80	to	2.36
Strategic Bond Division
2020	27,427	$2.665278	to	$29.237785	$92,143	1.82%	0.00% to 0.55%	7.84%	to	8.43%
2019	27,416	2.469076	to	26.963899	88,249	2.75	0.00 to 0.55	8.60	to	9.19
2018	28,147	2.271363	to	24.693685	81,612	2.12	0.00 to 0.55	(1.35)	to	(0.81)
2017	29,030	2.300337	to	24.895915	86,180	1.35	0.00 to 0.55	3.30	to	3.86
2016	29,943	2.224732	to	23.970161	86,313	1.59	0.00 to 0.55	2.54	to	3.10
Global Real Estate Securities Division
2020	29,299	$5.118605	to	$56.074809	$168,688	1.53%	0.00% to 0.55%	(5.70)%	to	(5.18)%
2019	30,637	5.422414	to	59.135972	186,744	5.05	0.00 to 0.55	20.98	to	21.64
2018	32,010	4.477782	to	48.615288	161,150	4.49	0.00 to 0.55	(6.24)	to	(5.73)
2017	33,345	4.771257	to	51.568102	179,095	3.63	0.00 to 0.55	11.19	to	11.80
2016	34,924	4.286703	to	46.124107	168,647	4.49	0.00 to 0.55	2.46	to	3.02
LifePoints Moderate Strategy Division
2020	3,611	$1.520808	to	$18.849922	$7,655	2.02%	0.00% to 0.55%	5.82%	to	6.40%
2019	3,788	1.435781	to	17.716081	7,499	1.21	0.00 to 0.55	11.93	to	12.54
2018	3,780	1.281521	to	15.741887	6,714	4.57	0.00 to 0.55	(5.44)	to	(4.92)
2017	4,399	1.353996	to	16.557145	6,960	2.27	0.00 to 0.55	9.29	to	9.88
2016	3,497	1.237730	to	15.067752	5,175	3.65	0.00 to 0.55	7.16	to	7.75
LifePoints Balanced Strategy Division
2020	11,081	$1.658834	to	$19.332571	$25,051	1.18%	0.00% to 0.55%	7.06%	to	7.65%
2019	10,992	1.547882	to	17.958473	23,489	1.59	0.00 to 0.55	15.81	to	16.45
2018	10,926	1.335190	to	15.421524	19,333	5.36	0.00 to 0.55	(7.31)	to	(6.80)
2017	11,492	1.439016	to	16.545882	22,495	2.36	0.00 to 0.55	11.39	to	12.00
2016	10,796	1.290626	to	14.773443	18,770	3.30	0.00 to 0.55	8.46	to	9.05
LifePoints Growth Strategy Division
2020	10,160	$1.757555	to	$19.098502	$22,707	1.67%	0.00% to 0.55%	9.15%	to	9.75%
2019	10,998	1.608669	to	17.402048	23,337	0.70	0.00 to 0.55	17.42	to	18.06
2018	11,759	1.368685	to	14.739598	21,011	4.93	0.00 to 0.55	(8.55)	to	(8.05)
2017	11,847	1.495208	to	16.029490	22,139	3.19	0.00 to 0.55	15.02	to	15.65
2016	12,307	1.298639	to	13.860030	19,559	2.92	0.00 to 0.55	9.13	to	9.73
LifePoints Equity Growth Strategy Division
2020	3,825	$1.805853	to	$17.914598	$9,192	2.42%	0.00% to 0.55%	7.66%	to	8.26%
2019	5,785	1.675624	to	16.548015	12,286	0.23	0.00 to 0.55	19.43	to	20.09
2018	6,734	1.401615	to	13.779890	11,597	4.92	0.00 to 0.55	(9.95)	to	(9.45)
2017	6,907	1.554985	to	15.218716	13,330	3.38	0.00 to 0.55	16.91	to	17.55
2016	6,850	1.328754	to	12.946453	10,823	2.95	0.00 to 0.55	10.24	to	10.85
Credit Suisse Trust Commodity Return Strategy Division
2020	4,556	$4.659188	to	$4.922044	$23,053	5.73%	0.00% to 0.55%	(2.02)%	to	(1.48)%
2019	4,165	4.729147	to	5.018507	21,391	0.88	0.00 to 0.55	6.11	to	6.69
2018	4,165	4.432602	to	4.724979	20,036	2.52	0.00 to 0.55	(12.14)	to	(11.66)
2017	3,845	5.017461	to	5.372638	21,122	9.04	0.00 to 0.55	0.96	to	1.52
2016	3,494	4.942479	to	5.316102	18,978	0.00	0.00 to 0.55	11.41	to	12.02

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

The Northwestern Mutual

Life Insurance Company

Financial Statements and

Supplementary Information

December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in surplus and cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Milwaukee, Wisconsin

February 15, 2021

The Northwestern Mutual Life Insurance Company

Statements of Financial Position

(in millions)

	December 31,
	2020	2019

Assets:
Bonds	$166,324	$159,760
Mortgage loans	41,568	39,771
Policy loans	17,686	17,829
Common and preferred stocks	5,083	4,677
Real estate	2,959	2,872
Other investments	24,942	20,962
Cash and short-term investments	3,239	2,408

Total investments	261,801	248,279

Due and accrued investment income	2,522	2,057
Net deferred tax assets	2,305	1,609
Deferred premium and other assets	3,692	3,541
Separate account assets	38,447	34,832

Total assets	$308,767	$290,318

Liabilities and surplus:
Policy benefit reserves	$222,225	$211,100
Policyowner dividends payable	6,220	5,995
Interest maintenance reserve	2,355	979
Asset valuation reserve	7,362	6,203
Income taxes payable	231	129
Other liabilities	6,970	6,864
Separate account liabilities	38,447	34,832

Total liabilities	283,810	266,102

Surplus:
Surplus notes	3,573	3,568
Unassigned surplus	21,384	20,648

Total surplus	24,957	24,216

Total liabilities and surplus	$308,767	$290,318

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Operations

(in millions)

	For the years ended
	December 31,

	2020	2019	2018

Revenue:
Premiums	$19,323	$19,010	$18,036
Net investment income	11,078	10,149	9,791
Other income	723	696	655

Total revenue	31,124	29,855	28,482

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	11,736	11,515	11,436
Net additions to policy benefit reserves	9,527	9,451	8,079
Net transfers from separate accounts	(680)	(783)	(497)

Total benefits	20,583	20,183	19,018

Commissions and operating expenses	3,502	3,306	3,230

Total benefits and expenses	24,085	23,489	22,248

Gain from operations before dividends and taxes	7,039	6,366	6,234

Policyowner dividends	6,235	5,999	5,634

Gain from operations before taxes	804	367	600
Income tax expense (benefit)	277	(199)	(159)

Net gain from operations	527	566	759
Net realized capital (losses) gains	(102)	702	24

Net income	$425	$1,268	$783

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2020	2019	2018

Beginning of year balance	$24,216	$22,134	$20,851

Net income	425	1,268	783

Change in net unrealized capital gains and losses	799	1,141	(126)

Change in net deferred tax assets	807	(130)	(76)

Change in nonadmitted assets	228	(143)	169

Change in asset valuation reserve	(1,159)	(1,606)	(263)

Change in surplus notes	5	620	-

Other surplus changes	(364)	932	796

Net increase in surplus	741	2,082	1,283

End of year balance	$24,957	$24,216	$22,134

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows

(in millions)

	For the years ended December 31,
	2020	2019	2018

Cash flows from operating activities:
Premiums and other income received	$13,808	$13,864	$13,252
Investment income received	10,036	9,518	9,202
Benefit and dividend payments to policyowners and beneficiaries	(10,537)	(10,660)	(10,513)
Net transfers from separate accounts	664	770	496
Commissions, expenses and taxes paid	(3,809)	(3,268)	(2,699)

Net cash provided by operating activities	10,162	10,224	9,738

Cash flows used in investing activities:
Proceeds from investments sold or matured:
Bonds	60,747	41,841	33,279
Mortgage loans	3,301	3,078	3,167
Common and preferred stocks	4,046	5,461	4,886
Real estate	468	941	23
Other investments	3,063	2,235	2,831

Subtotal proceeds from investments	71,625	53,556	44,186

Cost of investments acquired:
Bonds	(64,976)	(47,219)	(40,797)
Mortgage loans	(5,008)	(6,048)	(4,314)
Common and preferred stocks	(4,075)	(3,832)	(4,857)
Real estate	(478)	(841)	(168)
Other investments	(7,537)	(5,634)	(4,515)

Subtotal cost of investments acquired	(82,074)	(63,574)	(54,651)

Net inflows of policy loans	492	168	35

Net cash applied to investing activities	(9,957)	(9,850)	(10,430)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	596	-
Net inflows (outflows) on deposit-type contracts	724	(232)	(350)
Other cash (applied) provided	(98)	(229)	472

Net cash provided by financing and miscellaneous sources	626	135	122

Net increase (decrease) in cash and short-term investments	831	509	(570)

Cash and short-term investments, beginning of year	2,408	1,899	2,469

Cash and short-term investments, end of year	$3,239	$2,408	$1,899

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2020	2019	2018

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$5,779	$5,453	$5,149
Capitalized interest and payment in-kind investment income	895	870	776
Other policyowner contract activity	268	245	226
Employee benefit and compensation plan expenses	100	155	128

Investing:
Bond refinancings and exchanges	3,652	13,075	2,116
Mortgage loan refinancings and transfers	520	731	1,377
Net policy loan activity	285	316	295
Other invested asset exchanges	163	270	103
Common stock exchanges	22	105	144
Net premium loan activity	113	125	139
Net asset transfers with affiliated entities	434	199	138

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	556	505	391
Surplus note exchange	5	24	-

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

In March 2020, the World Health Organization declared COVID-19, the disease caused by the novel coronavirus, a pandemic. The impact of COVID-19 has not significantly affected the Company’s financial results during 2020. The economic environment and other potential impacts of COVID-19 will continue to be monitored by the Company.

As part of an affiliated reinsurance agreement, the Company assumes the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s financial statements.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies. Policy loans earn interest at either a fixed or variable rate, based on either an election that is made by the policyowner when applying for their policy or, for certain policies, as specified by the contract. If a variable rate is elected or specified by the contract, the rate will be reset annually. Policy loans are reported at the unpaid principal balance, which approximates fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Policy Benefit Reserves

Policy benefit reserves generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. Deposit funds, which include liabilities for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners, are also included within policy benefit reserves. See Note 5 and Note 14 for more information regarding the Company’s policy benefit reserves.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (at its discretion) approves the amount and allocation, if any, of dividends among groups of policies issued by the Company, based on management’s recommendation. The payment of dividends on any particular policy is not guaranteed. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual and termination dividends. Termination dividends are additional dividends payable on whole life policies upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, or use them as follows: reduce future premiums due, purchase additional insurance benefits, repay policy loans, or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay premiums are reported as premiums in the statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (IMR). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and repurchase agreements and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in income tax benefit in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income taxes or tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $27 million and $31 million at December 31, 2020 and 2019, respectively, are included in other assets in the Statements of Financial Position and are net of accumulated depreciation of $42 million and $428 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $388 million and $357 million at December 31, 2020 and 2019, respectively. Depreciation expense for IT equipment and software totaled $153 million, $146 million and $134 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $117 million and $130 million at December 31, 2020 and 2019, respectively. Depreciation expense for furniture, fixtures and equipment totaled $14 million, $16 million and $16 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Corporate Owned Life Insurance

Through a wholly-owned subsidiary, the Company indirectly holds corporate-owned life insurance (“COLI”) to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses. See Note 3 for more information regarding COLI.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities, and other investments denominated in foreign currencies. Investments denominated in a foreign currency are remeasured to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are remeasured to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2020 through February 15, 2021, the date these financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that other than described below, no other events subsequent to December 31, 2020 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

During January 2021, the Company issued a $750 million funding agreement as part of a funding agreement-backed note (FABN) program, first established in December 2020. See Note 5 for more information regarding the Company’s FABN program.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost less any other-than-temporary impairment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified exchange-traded fund investments are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Statement value and fair value of bonds at December 31, 2020 and 2019, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2020	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$2,755	$168	$(1)	$2,922
States, territories and possessions	603	153	-	756
Special revenue and assessments	18,643	1,145	(4)	19,784
All foreign governments	4,927	577	(4)	5,500
Hybrid securities	976	69	(4)	1,041
SVO-identified funds	401	-	-	401
Industrial and miscellaneous	138,019	15,269	(258)	153,030

Total bonds	$166,324	$17,381	$(271)	$183,434

December 31, 2019	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$2,701	$158	$(5)	$2,854
States, territories and possessions	742	139	(1)	880
Special revenue and assessments	26,310	887	(48)	27,149
All foreign governments	4,531	350	(23)	4,858
Hybrid securities	473	28	(22)	479
SVO-identified funds	3	-	-	3
Industrial and miscellaneous	125,000	7,864	(358)	132,506

Total bonds	$159,760	$9,426	$(457)	$168,729

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Statement value of bonds by SVO rating category at December 31, 2020 and 2019 was as follows:

December 31, 2020	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$2,755	$-	$-	$-	$-	$-	$2,755

States, territories and possessions	527	76	-	-	-	-	603

Special revenue and assessments	18,435	178	30	-	-	-	18,643

All foreign governments	1,468	3,377	39	34	9	-	4,927

Hybrid securities	-	768	172	35	-	1	976

SVO-identified funds	-	401	-	-	-	-	401

Industrial and miscellaneous	59,331	61,398	8,797	5,208	3,160	125	138,019

Total bonds	$82,516	$66,198	$9,038	$5,277	$3,169	$126	$166,324

December 31, 2019	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$2,701	$-	$-	$-	$-	$-	$2,701

States, territories and possessions	664	78	-	-	-	-	742

Special revenue and assessments	26,159	119	32	-	-	-	26,310

All foreign governments	1,472	2,903	65	40	51	-	4,531

Hybrid securities	-	270	173	30	-	-	473

SVO-identified funds	-	-	-	3	-	-	3

Industrial and miscellaneous	60,420	49,654	6,809	5,014	3,049	54	125,000

Total bonds	$91,416	$53,024	$7,079	$5,087	$3,100	$54	$159,760

Based on statement value, 89% and 90% of the Company’s bond portfolio was rated investment grade (i.e., rated 1 or 2 by the SVO) at December 31, 2020 and 2019, respectively.

Statement value and fair value of structured securities at December 31, 2020 and 2019, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2020	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)			(in millions)	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$16,465	$17,191	$-	$-	$16,465	$17,191
Other prime	661	685	2	2	663	687
Other below-prime	546	560	3	4	549	564
Commercial mortgage-backed:
U.S. Government agencies	70	74	-	-	70	74
Conduit	3,756	3,954	-	-	3,756	3,954
Other commercial mortgage-backed	-	-	-	-	-	-
Other asset-backed	10,705	11,038	39	43	10,744	11,081

Total structured securities	$32,203	$33,502	$44	$49	$32,247	$33,551

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

December 31, 2019	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value
	(in millions)			(in millions)		(in millions)
Residential mortgage-backed:
U.S. Government agencies	$24,486	$24,947	$-		$-	$24,486	$24,947
Other prime	709	719	1		1	710	720
Other below-prime	357	362	2		3	359	365
Commercial mortgage-backed:
U.S. Government agencies	64	66	-		-	64	66
Conduit	3,008	3,077	-		-	3,008	3,077
Other commercial mortgage-backed	2	2	-		-	2	2
Other asset-backed	8,420	8,574	98		107	8,518	8,681

Total structured securities	$37,046	$37,747	$101		$111	$37,147	$37,858

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2020 and 2019. Based on statement value, the Company’s investment in residential mortgage-backed securities issued by U.S. Government agencies at December 31, 2020 and 2019 was 10% and 15%, respectively, of total bond investments.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2020 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value
	(in millions)

Due in one year or less	$5,399	$5,443

Due after one year through five years	37,436	39,716

Due after five years through ten years	51,204	55,919

Due after ten years	74,910	84,981

Total	$168,949	$186,059

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $134 million and $163 million at December 31, 2020 and 2019, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2020 and 2019 was as follows:

December 31, 2020	United States of America
	East	Midwest	South	West	Foreign	Total
	(in millions)

Apartment	$6,479	$2,170	$3,416	$7,901	$-	$19,966

Office	3,552	871	1,127	3,192	-	8,742

Retail	2,318	524	1,492	1,950	-	6,284

Warehouse/Industrial	741	546	585	1,311	185	3,368

Manufactured housing	283	317	1,118	898	231	2,847

Other	124	60	27	150	-	361

Total	$13,497	$4,488	$7,765	$15,402	$416	$41,568

December 31, 2019	United States of America
	East	Midwest	South	West	Foreign	Total
	(in millions)

Apartment	$5,434	$1,915	$2,912	$7,411	$-	$17,672

Office	3,617	897	1,293	3,263	-	9,070

Retail	2,593	535	1,670	2,052	-	6,850

Warehouse/Industrial	677	447	672	1,179	196	3,171

Manufactured housing	254	321	1,189	893	-	2,657

Other	126	59	28	138	-	351

Total	$12,701	$4,174	$7,764	$14,936	$196	$39,771

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $3.3 billion and $3.5 billion at December 31, 2020 and 2019, respectively.

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2020 and 2019. Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2020 and 2019 is summarized below.

For mortgage loans originated or refinanced during:	2020	2019

Minimum interest rate	1.93%	2.95%

Maximum interest rate	5.50%	11.75%

Weighted-average LTV	57%	57%

Maximum LTV	71%	74%

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At December 31, 2020 and 2019, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 54% and 52%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2020 and 2019 was as follows:

December 31, 2020	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$5,091	$14,268	$382	$225	$19,966

Office	4,311	3,929	502	-	8,742

Retail	1,797	3,230	1,141	116	6,284

Warehouse/Industrial	1,836	1,214	318	-	3,368

Manufactured housing	902	1,945	-	-	2,847

Other	169	44	133	15	361

Total	$14,106	$24,630	$2,476	$356	$41,568

December 31, 2019	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$5,628	$11,877	$167	$-	$17,672

Office	5,977	2,704	318	71	9,070

Retail	3,179	3,370	258	43	6,850

Warehouse/Industrial	1,699	1,187	216	69	3,171

Manufactured housing	419	2,238	-	-	2,657

Other	222	54	59	16	351

Total	$17,124	$21,430	$1,018	$199	$39,771

At December 31, 2020, the Company had no mortgage loans with an LTV ratio in excess of 100%. The aggregate statement value of mortgage loans with an LTV ratio in excess of 100% was $45 million at December 31, 2019.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2020, 2019 and 2018, respectively. The Company had no mortgage loans at either of December 31, 2020 or December 31, 2019 that were considered “restructured.”

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2020 or 2019. The Company recognized other-than-temporary impairment losses on mortgage loans of $15 million and $0 for the years ended December 31, 2020 and 2019, respectively.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $ 4,883 million and $4,474 million included in the statements of financial position at December 31, 2020 and 2019, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2020 and 2019, the statements of financial position included $200 million and $203 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.
Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2020 and 2019 was as follows:

December 31, 2020	East	Midwest	South	West	Total
	(in millions)

Apartment	$403	$187	$79	$833	$1,502

Office	213	688	62	-	963

Warehouse/Industrial	113	-	-	204	317

Other	16	53	108	-	177

Total	$745	$928	$249	$1,037	$2,959

December 31, 2019	East	Midwest	South	West	Total
	(in millions)

Apartment	$277	$195	$178	$718	$1,368

Office	214	676	128	17	1,035

Warehouse/Industrial	118	-	38	205	361

Other	16	54	13	25	108

Total	$625	$925	$357	$965	$2,872

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $688 million and $676 million at December 31, 2020 and 2019, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2020 and 2019 was as follows:

	December 31,
	2020	2019
	(in millions)

Securities partnerships and LLCs	$9,615	$7,581

Common and preferred stocks	3,499	2,030

Real estate JVs, partnerships and LLCs	3,435	2,697

Bonds	3,296	3,571

Real estate	1,197	1,023

COLI	1,195	1,043

Cash and short-term investments	1,100	444

Structured settlements	790	800

Low income housing tax credit properties	708	662

Derivative instruments	358	546

Lease receivables	144	274

Other net assets (liabilities)	(395)	291

Total	$24,942	$20,962

For securities partnerships and LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, tax credit properties and lease receivables, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2020 and 2019, respectively. The required holding period for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2020 and 2019 were $136 million and $123 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits.

See Note 4 for more information regarding the Company’s use of derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2020 and 2019, the value of wholly-owned SCA investments were as follows:

	December 31, 2020			December 31, 2019

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$265	$-	$265	$237	$-	$237

Total common stock SCAs [1]	265	-	265	237	-	237

NML Securities Holdings, LLC	11,016	-	11,016	8,485	-	8,485

NML Real Estate Holdings, LLC	2,467	-	2,467	2,404	-	2,404

NM Investment Holdings, LLC	1,371	-	1,371	1,334	-	1,334

NM Investment Services, LLC	126	-	126	124	-	124

NM Pebble Valley, LLC	93	-	93	128	-	128

NM GP Holdings, LLC	56	6	50	62	13	49

NM QOZ Fund II, LLC	45	-	45	-	-	-

QOZ Holding Company, LLC	23	-	23	-	-	-

NM QOZ FUND, LLC	16	-	16	16	-	16

NM-SAS, LLC	12	7	5	4	-	4

Mason Street Advisors, LLC	6	6	-	36	36	-

Northwestern Mutual Investment Management Company, LLC	3	3	-	44	44	-

NM Career Distribution Holdings, LLC	2	2	-	4	4	-

GRO-SUB, LLC	2	2	-	1	1	-

GRO, LLC	-	-	-	1	1	-

Venture Studio Holdings, LLC	-	-	-	-	-	-

Total other investment SCAs [2]	15,238	26	15,212	12,643	99	12,544

Total investments in SCAs	$15,503	$26	$15,477	$12,880	$99	$12,781

[1]	Reported in common and preferred stocks in the statements of financial position.
[2]	Reported in other investments in the statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2020. In all cases, the NAIC accepted the statement value.

Net Investment Income

The sources of net investment income for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the years ended December 31,

	2020	2019	2018

		(in millions)

Bonds	$6,154	$6,400	$6,020

Mortgage loans	1,717	1,676	1,573

Common and preferred stocks	188	146	210

Real estate	279	288	275

Other investments	2,122	1,205	1,184

Policy loans	1,180	1,180	1,164

Amortization of IMR	255	133	135

Gross investment income	11,895	11,028	10,561

Less: investment expenses	817	879	770

Net investment income	$11,078	$10,149	$9,791

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

For the years ended December 31, 2020 and 2019, bond investment income included $82 million and $72 million of prepayment fees, respectively, generated as a result of 127 and 108 securities, respectively, sold, disposed, or otherwise redeemed as a result of a callable feature. Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

Realized capital gains and losses for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2020			December 31, 2019			December 31, 2018

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$2,724	$(861)	$1,863	$1,094	$(369)	$725	$275	$(543)	$(268)
Mortgage loans	-	(22)	(22)	8	(3)	5	-	(2)	(2)
Common and preferred stocks	461	(643)	(182)	662	(291)	371	538	(147)	391
Real estate	253	-	253	502	(6)	496	12	(13)	(1)
Other investments	1,350	(1,302)	48	1,005	(1,053)	(48)	699	(952)	(253)

Subtotal	$4,788	$(2,828)	1,960	$3,271	$(1,722)	1,549	$1,524	$(1,657)	(133)

Less: IMR net gains (losses) before taxes			2,064			674			(245)
Less: Capital gains tax (benefit) expense			(2)			173			88

Net realized capital (losses) gains			$(102)			$702			$24

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $48 billion, $30 billion, and $22 billion for the years ended December 31, 2020, 2019 and 2018, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the years ended December 31,
	2020	2019	2018
Bonds, common and preferred stocks:		(in millions)

Structured securities	$-	$(1)	$(1)
Foreign government	(34)	-	-
Financial services	-	-	(1)
Consumer discretionary	(51)	(84)	-
Industrials	(42)	(9)	(35)
Energy	(59)	(44)	(2)
Basic materials	-	(1)	-
Other	(13)	-	-

Subtotal	(199)	(139)	(39)

Mortgage loans	(15)	-	-
Real estate	-	(6)	(13)

Other investments:
Securities partnerships	(6)	(78)	(44)
Energy and transportation	-	-	(22)

Subtotal	(6)	(78)	(66)

Total	$(220)	$(223)	$(118)

In addition to the realized capital losses above, $37 million, $0.2 million and $22 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2020, 2019 and 2018, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Changes in net unrealized capital gains and losses for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the years ended December 31,

	2020	2019	2018
	(in millions)

Bonds	$606	$152	$(376)

Mortgage loans	33	11	(10)

Common and preferred stocks	520	304	(653)

Other investments	(251)	727	833

Subtotal	908	1,194	(206)

Change in deferred taxes	(109)	(53)	80

Change in net unrealized capital gains and losses	$799	$1,141	$(126)

Changes in net unrealized capital gains and losses for the years ended December 31, 2020, 2019 and 2018 included the reversal of previously unrealized capital gains of $(1,428) million, $(369) million and $ (602) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2020 and 2019 were as follows:

	December 31, 2020

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$5,669	$5,526	$(143)	$3,544	$3,290	$(254)

Common and preferred stocks	150	131	(19)	159	123	(36)

Total	$5,819	$5,657	$(162)	$3,703	$3,413	$(290)

	December 31, 2019

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$11,128	$10,947	$(181)	$9,657	$9,139	$(518)

Common and preferred stocks	495	430	(65)	374	307	(67)

Total	$11,623	$11,377	$(246)	$10,031	$9,446	$(585)

All of these bonds were current on contractual interest and principal payments at December 31, 2020. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2020 and 2019, unrealized capital losses on structured securities in a loss position for greater than 12 months were $5 million and $32 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months were $20 million and $34 million, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

For securities without a full SVO credit analysis performed, the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2020 and 2019, the statement and fair values of NAIC 5* securities were as follows:

	December 31,

	2020			2019

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)			($ in millions)

Bonds	51	$1,300	$1,279	59	$1,471	$1,412
Preferred stock	9	127	155	5	79	83
Loan-backed and structured securities	2	6	8	5	57	66

Total	62	$1,433	$1,442	69	$1,607	$1,561

Repurchase Agreements

The Company participates in bilateral and tri-party repurchase programs with U.S. domiciled unaffiliated third parties. The agreements under these programs require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 97% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2020 and 2019, the liability to return the repurchase agreement cash collateral was $1.3 billion and $1.7 billion, respectively, and is reported as other liabilities in the statements of financial position.

During 2020 and 2019, cash collateral received, and the corresponding liability to return that collateral, had the following characteristics:

For the quarter ended:	Maximum Balance	Ending Balance

	(in millions)

March 31, 2020	$1,990	$1,862

June 30, 2020	$1,866	$1,278

September 30, 2020	$1,332	$1,319

December 31, 2020	$1,319	$1,315

March 31, 2019	$1,867	$1,771

June 30, 2019	$1,798	$1,797

September 30, 2019	$1,833	$1,410

December 31, 2019	$1,718	$1,711

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

During 2020 and 2019, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)
	(in millions)
March 31, 2020	$2,033	$1,907	$1,862
June 30, 2020	$1,911	$1,303	$1,278
September 30, 2020	$1,367	$1,350	$1,319
December 31, 2020	$1,353	$1,341	$1,315
March 31, 2019	$1,902	$1,799	$1,697
June 30, 2019	$1,835	$1,821	$1,697
September 30, 2019	$1,872	$1,434	$1,299
December 31, 2019	$1,754	$1,730	$1,600

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements consisted of U.S. Treasury securities and U.S. Government agency-issued residential mortgage-backed securities. All securities sold had NAIC ratings of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2020 and 2019 was as follows:

	December 31, 2020		December 31, 2019
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)		(in millions)
30 days or less	$554	$554	$700	$700
31-60 days	165	165	9	9
61-90 days	39	39	30	30
91-120 days	2	2	60	60
121-180 days	138	138	117	118
181-365 days	115	115	258	258
1-2 years	54	54	486	486
2-3 years	214	215	45	45
Over 3 years	46	46	9	9

Total	$1,327	$1,328	$1,714	$1,715

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements and derivative transactions.

At December 31, 2020 and 2019, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The statement value of restricted assets at December 31, 2020 and 2019, summarized by type of restriction, was as follows:

	December 31,
	2020	2019
	(in millions)
Loaned securities - repurchase agreements	$1,315	$1,600
Federal Home Loan Bank of Chicago pledged collateral	1,359	-
Derivative transactions	242	67
Federal Home Loan Bank of Chicago stock	37	-
Securities on deposit with states	4	4

Total restricted assets	$2,957	$1,671

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019

	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)		(in millions)
Repurchase agreement collateral	$1,315	$1,341	$1,711	$1,711
Derivative collateral	154	154	642	642
Mortgage loan escrow	75	75	59	59
Real estate escrow and security deposits	4	4	5	5

Total collateral assets	$1,548	$1,574	$2,417	$2,417

At December 31, 2020 and 2019, derivative collateral received included $1 million related to separate accounts and the obligation to return this collateral is reported in separate account liabilities in the statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The fair value of collateral held by the Company under derivative support agreements at December 31, 2020 and 2019 was as follows:

	December 31,
	2020	2019
	(in millions)
Bonds:
General Account	$83	$71
Separate Accounts	-	-

Total bond collateral	$83	$71

Cash:
General Account	$153	$642
Separate Accounts	1	-

Total cash collateral	$154	$642

Bond collateral held in the general account is not reported in the statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The fair value of collateral posted by the Company at December 31, 2020 and 2019 was as follows:

	December 31,
	2020	2019
	(in millions)
Bonds posted for derivative support agreements:
General Account	$12	$7
Separate Accounts	-	-
Bonds posted for futures agreements:
General Account	92	34
Separate Accounts	15	10

Total bond collateral	$119	$51

Cash posted for derivative support agreements:
General Account	$117	$12
Separate Accounts	-	-
Cash posted for futures agreements:
General Account	4	1
Separate Accounts	2	3

Total cash collateral	$123	$16

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow or fair value hedges, with the related derivative instrument reported at amortized cost in the statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in fixed and variable interest rate bonds and fixed rate liabilities over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $ 142 million and $136 million for the years ended December 31, 2020 and 2019, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $30 million and $18 million for the years ended December 31, 2020 and 2019, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 15 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically London Interbank Offered Rate (LIBOR) plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific bond issuers. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with an interest rate swap. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate and a specified fixed interest rate applied to the notional amount of the contract. Interest rate swap replications, including the derivative components, are reported at amortized cost.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The effects of the Company’s use of derivative instruments on the Statements of Financial Position at December 31, 2020 and 2019 were as follows:

	December 31, 2020

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$400	$2	$-	$32	$-

Interest rate swaps	350	-	-	9	-

Foreign exchange contracts:

Foreign currency swaps	11,592	258	(599)	432	(477)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,338	1	-	1	-

Interest rate floors	200	35	-	35	-

Interest rate swaps	168	8	-	8	-

Swaptions	3,656	26	-	26	-

Fixed income futures	12,536	-	-	-	-

Fixed income forwards	2,295	15	(1)	15	(1)

Foreign exchange contracts:

Foreign currency forwards	1,771	4	(16)	4	(16)

Foreign currency swaps	132	9	(6)	9	(6)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	-	-	-
Warrants	-	-	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	-	-

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$358	$(622)	$571	$(500)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	December 31, 2019

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$3	$-	$27	$-

Interest rate swaps	56	-	-	5	-

Foreign exchange contracts:

Foreign currency swaps	10,962	468	(168)	590	(142)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	998	2	-	2	-

Interest rate floors	2,252	32	(2)	32	(2)

Interest rate swaps	150	2	(0)	2	-

Swaptions	3,559	31	-	31	-

Fixed income futures	7,370	-	-	-	-

Fixed income forwards	-	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	1,092	1	(15)	1	(15)

Foreign currency swaps	121	7	(4)	7	(4)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	-	-	-
Warrants	-	-	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-	-	-

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$546	$(189)	$697	$(163)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The effects of the Company’s use of derivative instruments on the statements of operations and changes in surplus for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the year ended December 31, 2020
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$15

Interest rate swaps	-	-	1

Foreign exchange contracts:

Foreign currency swaps	(641)	29	158

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(1)

Interest rate floors	9	27	-

Interest rate swaps	6	-	1

Swaptions	(3)	-	(9)

Fixed income futures	12	(121)	-

Fixed income forwards	13	23	-

Foreign exchange contracts:

Foreign currency forwards	2	(83)	-

Foreign currency swaps	(1)	-	2

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	-	(1)
Warrants	(40)	117	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	5	-

Equity contracts:

Equity total return swaps	-	52	-

Total derivatives	$(643)	$48	$167

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	For the year ended December 31, 2019
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$8

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	(188)	(3)	139

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(3)	-	(2)

Interest rate floors	11	-	(1)

Interest rate swaps	(9)	4	1

Swaptions	(34)	-	(9)

Fixed income futures	7	(123)	-

Fixed income forwards	-	4	-

Foreign exchange contracts:

Foreign currency forwards	(17)	46	-

Foreign currency swaps	(1)	-	1

Equity contracts:

Equity total return swaps	-	68	(9)

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	-	-
Warrants	26	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$(208)	$(4)	$128

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	For the year ended December 31, 2018
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$6

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	376	30	107

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(2)

Interest rate floors	(1)	-	-

Interest rate swaps	7	12	(1)

Swaptions	8	-	(9)

Fixed income futures	(9)	(32)	-

Fixed income forwards	(4)	(8)	-

Foreign exchange contracts:

Foreign currency forwards	12	24	-

Foreign currency swaps	5	-	-

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	-	-
Warrants	16	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$410	$26	$101

Changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting were $0 million, $0 million and $5 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

5.	Policy Benefit Reserves

General account policy benefit reserves at December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
	(in millions)

Life insurance reserves	$194,110	$185,991

Annuity reserves	11,849	10,887

Deposit funds	4,860	3,580

Disability and long-term care unpaid claims and claim reserves	5,342	5,200

Disability and long-term care active life reserves	6,064	5,442

Total policy benefit reserves	$222,225	$211,100

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured. Effective January 1, 2017, the OCI required a principles-based approach (“PBR”) for the calculation of its policy benefit reserves with a three-year phase-in period from the effective date. PBR requires reserves to be calculated using company experience assumptions with margin subject to a floor based on similar prescribed methods and assumptions used with existing in-force business. The Company adopted PBR for certain new life insurance products issued on or after July 1, 2019 and for all remaining life insurance policies issued on or after January 1, 2020. PBR did not affect policy benefit reserves for policies in-force prior to January 1, 2017.

Life insurance reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2020, the Company had nearly $2 trillion of total life insurance in force, including $29 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

At December 31, 2020 and 2019, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves
	December 31,
	2020	2019	2020	2019	2020	2019
			(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$8,449	$7,602	$8,185	$7,319	$8,211	$7,346
Universal life with secondary guarantees	14	14	12	11	29	26
Other permanent cash value life insurance	-	-	171,031	164,904	174,799	168,377
Variable life	-	-	-	-	943	941
Variable universal life	5	4	5	4	27	27
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	4,830	4,556
Accidental death benefits	-	-	-	-	11	12
Disability - active lives	-	-	-	-	1,100	1,032
Disability - disabled lives	-	-	-	-	1,297	1,243
Miscellaneous reserves	-	-	-	-	2,894	2,774

Total gross life reserves	8,468	7,620	179,233	172,238	194,141	186,334
Reinsurance ceded	-	-	-	-	1,216	1,223

Total net life insurance	$8,468	$7,620	$179,233	$172,238	$192,925	$185,111

At December 31, 2020 and 2019, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves
	December 31,
	2020	2019	2020	2019	2020	2019
			(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$9,086	$8,162	$8,199	$7,281
Variable universal life	1,375	1,093	1,308	1,043	1,287	1,020

Total gross life reserves	$1,375	$1,093	$10,394	$9,205	$9,486	$8,301

Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$1,375	$1,093	$10,394	$9,205	$9,486	$8,301

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the table above at December 31, 2020 and 2019.

	December 31,
	2020	2019
	($ in millions)
From Life, Accident & Health Annual Statement:
Life insurance	$190,270	$182,519
Accidental death benefits	11	12
Disability - active lives	1,100	1,032
Disability - disabled lives	1,297	1,243
Miscellaneous reserves	247	305

Subtotal net life insurance	192,925	185,111

From Separate Accounts Annual Statement:
Life insurance	9,486	8,301

Combined Total	$202,411	$193,412

During 2019, the methodology and mortality assumptions used in certain life insurance reserve calculations were reviewed and updated, and the corresponding reserves were reduced by $1.6 billion, net of reinsurance, respectively. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Annuity Reserves

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Valuation Manual Section 21 (VM-21) for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statements of operations.

During 2020, valuation interest rate assumptions used in certain annuity reserve calculations were reviewed and updated, and the corresponding reserves were increased by $ 126 million. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Deposit Funds

Deposit funds primarily represent reserves for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $ 20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The total deposit fund liability for Northwestern Access Fund account balances held by the Company was $310 million and $328 million at December 31, 2020 and 2019, respectively. Accounts were credited with interest at annual rates ranging from 0.02% to 3.50% and 1.28% to 3.50% during 2020 and 2019, respectively. The crediting interest rates changed 28 times and 45 times during 2020 and 2019, respectively.

In May 2020, the Company became a member of the Federal Home Loan Bank of Chicago (FHLBC) and began issuing funding agreements to FHLBC in exchange for cash. Funding agreements are issued through the general account and the sales proceeds are invested as part of a spread lending strategy. The Company is required to pledge collateral to the FHLBC in the form of eligible securities when funding agreements are issued. Upon an event of default by the Company, the FHLBC’s recovery on the collateral is limited to the outstanding amount of the Company’s liability to the FHLBC.

At December 31, 2020, the Company held $37 million of FHLBC activity stock. At December 31, 2020, the amount of collateral pledged to the FHLBC was as follows:

	Statement Value (1)	Fair Value (1)
	(in millions)
Current year	$1,359	$1,525

(1)	Includes amounts in excess of minimum requirements

During the year ended December 31, 2020, the maximum amount of collateral pledged to the FHLBC was as follows:

	Statement Value	Fair Value	Amount Borrowed at Time of Max Collateral
	(in millions)
Current year	$1,359	$1,525	$886

At December 31, 2020, the amount borrowed from FHLBC, in the form of funding agreements, was as follows:

December 31,
2020
(in millions)

Borrowed	$886

Deposit fund reserves	$886

Max borrowed during the year	$886

Borrowing capacity as determined by insurer	$8,000

The Company does not have prepayment obligations for these funding agreements.

During December 2020, the Company established a $10 billion global FABN program. As part of this program, a special purpose entity will issue medium term notes (Notes) to investors. Note proceeds will be used to purchase funding agreements from the Company. The issued funding agreements will have payment terms substantially identical to the Notes. For the year ended December 31, 2020, the Company has not issued funding agreements under this FABN program. During January 2021, the Company issued its first funding agreement, in the amount of $750 million, as part of this program.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

At December 31, 2020 and 2019, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total
	December 31,
	2020	2019	2020	2019	2020	2019
	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$70	$85	$-	$-	$70	$85
- at book value less surrender charge of 5% or more	71	80	-	-	71	80
- at fair value	-	-	22,203	20,535	22,203	20,535

Total with market value adjustment or at fair value	141	165	22,203	20,535	22,344	20,700
- at book value without adjustment	1,857	1,893	-	-	1,857	1,893
Not subject to discretionary withdrawal	7,861	6,984	289	271	8,150	7,255

Total gross individual annuities	9,859	9,042	22,492	20,806	32,351	29,848
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$9,859	$9,042	$22,492	$20,806	$32,351	$29,848

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$19	$21	$19	$21

Total with market value adjustment or at fair value	-	-	19	21	19	21
Not subject to discretionary withdrawal	1,990	1,845	6,291	5,577	8,281	7,422

Total gross group annuities	1,990	1,845	6,310	5,598	8,300	7,443
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$1,990	$1,845	$6,310	$5,598	$8,300	$7,443

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$95	$112	$-	$-	$95	$112
- at fair value	-	-	33	31	33	31

Total with market value adjustment or at fair value	95	112	33	31	128	143
- at book value without adjustment	3,468	3,133	-	-	3,468	3,133
Not subject to discretionary withdrawal	1,297	335	-	-	1,297	335

Total gross deposit-type contracts	4,860	3,580	33	31	4,893	3,611
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$4,860	$3,580	$33	$31	$4,893	$3,611

Total annuity reserves and deposit funds	$16,709	$14,467	$28,835	$26,435	$45,544	$40,902

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $9 million will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2021.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2020 and 2019.

	December 31,
	2020	2019
	($ in millions)
From Life, Accident & Health Annual Statement:
Annuities	$10,300	$9,469
Supplementary contracts with life contingencies	1,549	1,418
Deposit-type contracts	4,860	3,580

Subtotal net annuity reserves	16,709	14,467
From Separate Accounts Annual Statement:
Annuities	28,513	26,133
Supplementary contracts	289	271
Other contract deposit funds	33	31

Subtotal net annuity reserves	28,835	26,435

Combined Total	$45,544	$40,902

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2020 and 2019 were as follows:

	For the years ended

	December 31,
	2020	2019
	(in millions)

Balance at January 1	$5,200	$5,012

Incurred related to:
Current year	972	845
Prior years	(85)	57

Total incurred	887	902

Paid related to:
Current year	(41)	(34)
Prior years	(704)	(680)

Total paid	(745)	(714)

Balance at December 31	$5,342	$5,200

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience. In 2020, this change also included the impact of certain disability income assumption updates made to align assumptions with recent experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

During 2019, the morbidity assumptions used in certain long-term care insurance active life reserve calculations were reviewed and updated, and the corresponding reserves were increased by $340 million. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2020 and 2019, reserves required as a result of AAT were as follows:

	December 31,
	2020	2019
	(in millions)

Annuities and deposit funds	$320	$260
Life insurance	2	2

Total reserves	$322	$262

Statutory Minimum Reserves

The Company has the option to establish policy benefit reserves using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $665 million and $549 million at December 31, 2020 and 2019, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statements of financial position.

Deferred and uncollected premiums at December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019

	Gross	Net	Gross	Net
	(in millions)		(in millions)

Ordinary new business	$369	$219	$252	$156
Ordinary renewal	2,919	2,321	2,806	2,240

Total deferred and uncollected premiums	$3,288	$2,540	$3,058	$2,396

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

7.	Separate Accounts

Separate account liabilities at December 31, 2020 and 2019 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2020	2019	2020	2019	2020	2019
	(in millions)		(in millions)		(in millions)

Separate account reserves	$9,486	$8,301	$28,835	$26,435	38,321	$34,736
Non-policy liabilities					126	96

Total separate account liabilities					$38,447	$34,832

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. General account policy benefit reserves included $6 million and $5 million attributable to GMDB at December 31, 2020 and 2019, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.5 billion for the years ended December 31, 2020 and 2019, respectively. These amounts are reported as premiums in the statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statements of operations. Following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts within these financial statements:

	At and for the years ended December 31,

	2020	2019	2018
	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,467	$1,522	$1,696

Transfers from separate accounts	(2,147)	(2,305)	(2,193)

Net transfers to (from) separate accounts	$(680)	$(783)	$(497)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2020 and 2019 and does not expect to make a contribution to the plans during 2021.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans. During 2020, the Company announced that beginning with employees retiring on or after January 1, 2022, the Company will no longer provide a subsidy for retiree health care coverage.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2020 and 2019, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2020	2019	2020	2019
	(in millions)		(in millions)
Fair value of plan assets at January 1	$5,459	$4,621	$84	$73

Changes in plan assets:

Actual return on plan assets	854	988	13	15

Actual plan benefits paid	(155)	(150)	(3)	(4)

Fair value of plan assets at December 31	$6,158	$5,459	$94	$84

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2020 and 2019 were as follows:

	Target Allocation		Actual Allocation

	2020	2019	2020	2019

Bonds	64%	64%	60%	62%

Equity investments	35%	35%	37%	36%

Other investments	1%	1%	3%	2%

Total assets	100%	100%	100%	100%

At each of December 31, 2020 and 2019, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2020 and 2019 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2020	2019	2020	2019

	(in millions)		(in millions)

Projected benefit obligation at January 1	$6,050	$4,970	$743	$610

Changes in benefit obligation:

Service cost of benefits earned	134	129	14	16

Interest cost on projected obligations	177	204	16	23

Projected gross plan benefits paid	(181)	(168)	(23)	(22)

Experience (gains)/losses	889	915	119	116

Plan amendments and other	-	-	(207)	-

Projected benefit obligation at December 31	$7,069	$6,050	$662	$743

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $6.6 billion and $5.7 billion for the years ended December 31, 2020 and 2019, respectively. Experience (gains)/losses for each of the years ended December 31, 2020 and 2019 primarily reflect the impact of changes in the PBO discount rate.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2020 and 2019 and the net periodic benefit cost for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2020	2019	2020	2019
Projected benefit obligation:

Weighted average discount rate	2.44%	3.17%	2.37%	3.18%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

Cash balance plan interest crediting rate	2.39%	3.14%	n/a	n/a

	Defined Benefit Plans			Postretirement Benefit Plans

	2020	2019	2018	2020	2019	2018
Net periodic benefit cost:
Weighted average discount rate	3.17%	4.18%	3.57%	3.18%	4.18%	3.57%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Cash balance plan interest crediting rate	3.14%	4.16%	3.54%	n/a	n/a	n/a

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2020	2019

Assumed annual increase	5.00%	5.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2021	2020

Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2020 and 2019.

	Defined Benefit Plans		Postretirement Benefit Plans

	2020	2019	2020	2019
	(in millions)		(in millions)

Fair value of plan assets	$6,158	$5,459	$94	$84

Projected benefit obligation	7,069	6,050	662	743

Funded status	(911)	(591)	(568)	(659)

Nonadmitted asset	(463)	(485)	-	-

Financial statement liability	$(1,374)	$(1,076)	$(568)	$(659)

The PBO for defined benefit plans above included $1,374 million related to the underfunded qualified plan for financial representatives and unfunded non-qualified plans at December 31, 2020 and $1,076 million related to unfunded non-qualified plans at December 31, 2019. In the aggregate, the fair value of qualified defined benefit plan assets represented 107% and 110% of the projected benefit obligations of these plans at December 31, 2020 and 2019, respectively.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statements of changes in surplus. Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2020 and 2019:

	For the year ended December 31, 2020

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)			(in millions)
Balance at January 1	$(1,289)	$165	$299	$(63)	$(45)

Amortization from surplus into net periodic benefit cost	56	(25)	(14)	4	(4)

Changes in plan assets and benefit obligations recognized in surplus	(384)	-	-	(109)	234

Balance at December 31	$(1,617)	$140	$285	$(168)	$185

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	For the year ended December 31, 2019

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)			(in millions)
Balance at January 1	$(1,113)	$190	$314	$42	$(50)

Amortization from surplus into net periodic benefit cost	53	(25)	(15)	(1)	5

Changes in plan assets and benefit obligations recognized in surplus	(229)	-	-	(104)	-

Balance at December 31	$(1,289)	$165	$299	$(63)	$(45)

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2020	2019	2018	2020	2019	2018
	(in millions)			(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$134	$129	$146	$14	$16	$20

Interest cost on projected obligations	177	204	180	16	23	21

Amortization of experience losses	56	53	42	4	(1)	-

Amortization of prior service (credits) costs	(25)	(25)	(25)	(4)	5	5

Amortization of initial net asset	(14)	(15)	-	-	-	-

Expected return on plan assets	(336)	(284)	(309)	(5)	(4)	(5)

Curtailment	(1)	-	-	28	-	-

Net periodic benefit (credit) cost	$(9)	$62	$34	$53	$39	$41

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2021 through 2030 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)

2021	$183	$28

2022	205	27

2023	214	27

2024	225	26

2025	233	26

2026-2030	1,306	125

Total	$2,366	$259

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2020, 2019 and 2018, the Company expensed total contributions to these plans of $57 million, $53 million and $50 million, respectively. The Company announced in the fourth quarter of 2020 that it’s matching contributions to the 401(k) plan will be temporarily ceased beginning in 2021 and replaced by additional contribution credits to the cash balance plan.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60—80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2020 and 2019, the net amount due from NLTC under this agreement was $50 million and $48 million, respectively.

Amounts in the financial statements are reported net of the impact of reinsurance. Policy benefit reserves were reported net of ceded reserves of $1.7 billion at both December 31, 2020 and 2019. The Company has reinsured all risks disclosed in the financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the years ended December 31,
	2020	2019	2018
	(in millions)

Direct premium revenue	$19,501	$19,197	$18,231

Premiums assumed	800	763	711

Premiums ceded	(978)	(950)	(906)

Premium revenue	$19,323	$19,010	$18,036

Direct benefit expense	$20,538	$20,158	$19,037

Benefits assumed	837	830	680

Benefits ceded	(792)	(805)	(699)

Total benefits	$20,583	$20,183	$19,018

In addition, the Company received $133 million, $135 million and $129 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2020, 2019 and 2018, respectively. These amounts are reported in other income in the statements of operations. For the years ended December 31, 2020, 2019 and 2018, the Company incurred $127 million, $136 million and $138 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2020 and 2019 that were considered by the Company to be uncollectible.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

10.	Federal Income Taxes

The results of the Company’s operations are consolidated with the following entities for purposes of filing the Company’s consolidated federal income tax return:

Northwestern Mutual Investment Services, LLC	NM Harrisburg, Inc
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	QOZ Holding Co, LLC and subsidiaries
GRO, LLC and GRO-SUB, LLC	NM QOZ Fund, LLC
NM Career Distrib. Holdings, LLC and subsidiaries	NM QOZ Fund II, LLC
NM Investment Management Company, LLC	NM SAS, LLC
Northwestern Long Term Care Ins. Co	Venture Studio Holdings, LLC
Wysh Financial Services, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The components of current income tax expense (benefit) in the Statements of Operations for the years ended December 31, 2020, 2019 and 2018 related to ordinary taxable income (loss) were as follows:

	For the years ended December 31,
	2020	2019	2018

	(in millions)
Tax payable on ordinary income	$637	$103	$110
Low income housing tax credits	(136)	(123)	(119)
Other tax credits	(71)	(49)	(23)
Decrease in contingent tax liabilities	(153)	(130)	(127)

Total current tax expense (benefit)	$277	$(199)	$(159)

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on capital gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $433 million, $141 million and $(49) million was included in net IMR deferrals for the years ended December 31, 2020, 2019 and 2018, respectively. In addition, net realized capital gains and losses as reported in the statements of operations included current tax expense (benefit) of $(2) million, $173 million and $88 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2020, 2019 and 2018 differs from the amount obtained by applying the statutory rate of 21% to gain from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2020	2019	2018

	(in millions)

Provision computed at statutory rate	$580	$402	$98

Adjustments to the statutory rate:

Subsidiary distributions	(283)	(73)	(115)

Tax credits	(207)	(172)	(142)

Amortization of IMR	(53)	(28)	(28)

Dividends received deduction	(31)	(33)	(26)

Employee benefits	(22)	(12)	(17)

Deferred adjustments	(29)	183	214

Other	(50)	(21)	(28)

Total statutory income tax expense (benefit)	$(95)	$246	$(44)

Federal income tax expense (benefit) reported on statements of operations	$277	$(199)	$(159)

Capital gains tax expense, net of IMR transfers	431	315	39

Change in net deferred tax assets	(803)	130	76

Total statutory income tax expense (benefit)	$(95)	$246	$(44)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments, including subsidiaries, of $679 million, $410 million and $150 million to the IRS during the years ended December 31, 2020, 2019 and 2018, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2020, 2019 and 2018 that are available for recoupment are $461 million, $496 million and $247 million, respectively.

Federal income tax returns for 2016 and 2013 and prior years are closed as to further assessment of tax. Tax returns for the 2014 and 2015 tax years are in appeals with the IRS. Income taxes payable in the statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

Changes in contingent tax liabilities for the years ended December 31, 2020 and 2019 were as follows:

	For the years ended December 31,
	2020	2019
	(in millions)
Balance at January 1	$153	$283
Reductions for tax positions of prior years	(153)	(130)

Balance at December 31	$-	$153

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Included in contingent tax liabilities at December 31, 2020 and 2019 were $0 million and $138 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. The Company has no tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2020, 2019 and 2018, the Company recognized $(15) million, $(3) million and $(9) million, respectively, of interest-related tax expense.

The components of net deferred tax assets reported in the statements of financial position at December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,016	$942	$74
Investments	319	259	60
Policy benefit liabilities	1,673	1,656	17
Benefit plan obligations	621	573	48
Fixed Assets	931	-	931
Other	83	115	(32)

Gross deferred tax assets	4,643	3,545	1,098

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	4,643	3,545	1,098

Deferred tax liabilities:
Investments	986	822	164
Other	1,352	1,114	238

Gross deferred tax liabilities	2,338	1,936	402

Net deferred tax assets	$2,305	$1,609	$696

The Company exceeded the minimum RBC level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2020 and 2019.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Significant components of the calculation of net admitted deferred tax assets at December 31, 2020 and 2019 were as follows (in millions):

	December 31, 2020			December 31, 2019			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$4,324	$319	$4,643	$3,287	$258	$3,545	$1,037	$61	$1,098
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	4,324	319	4,643	3,287	258	3,545	1,037	61	1,098
Deferred tax assets nonadmitted	-	-	-	-	-	-	-	-	-

Subtotal net admitted deferred tax asset	4,324	319	4,643	3,287	258	3,545	1,037	61	1,098
Deferred tax liabilities	1,352	986	2,338	1,114	822	1,936	238	164	402

Net admitted deferred tax asset/(liability)	$2,972	$(667)	$2,305	$2,173	$(564)	$1,609	$799	$(103)	$696

	December 31, 2020			December 31, 2019			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$185	$185	$-	$147	$147	$-	$38	$38
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	2,599	-	2,599	1,695	-	1,695	904	-	904
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,725	134	1,859	1,592	112	1,704	133	22	155

Total deferred tax assets admitted as the result of application of SSAP No. 101	$4,324	$319	$4,643	$3,287	$259	$3,545	$1,037	$60	$1,098

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$2,599			$1,695			$904

b. Adjusted gross deferred tax assets allowed per limitation threshold			$3,394			$3,386			$8

Ratio percentage used to detemine recovery period and threshold limitation amount			920%			1010%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$22,625			$22,576

All gross deferred tax liabilities have been recognized at December 31, 2020 and 2019. The Company did not employ tax planning strategies in its valuation allowance assessment at either December 31, 2020 or 2019. At December 31, 2020, the percentage of net ordinary deferred tax assets admitted as a result of tax planning strategies was 9%. The Company did not employ tax planning strategies in its deferred tax asset admissibility calculations at December 31, 2019.

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $9.7 billion and $10.1 billion at December 31, 2020 and 2019, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2020.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-one years at December 31, 2020.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2020 and 2019, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2020			December 31, 2019

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$59		$1	$67		$1

Guarantees of real estate obligations	476		5	418		4

Guarantees issued on behalf of wholly-owned subsidiaries	106		-	19		-

Total guarantees	$641		$6	$504		$5

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyowners its ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was amended during 2020 to extend the length of the agreement through December 31, 2025 and increase the aggregate capital contribution limit from $200 million to $300 million. The Company contributed capital to NLTC of $15 million and $25 million for the years ended December 31, 2020 and 2019, respectively. The Company has contributed a total of $205 million to NLTC through December 31, 2020. The Company reported a payable to NLTC of $59 million and $56 million at December 31, 2020 and 2019, respectively, which is reported in other liabilities in the statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and are outstanding at December 31, 2020:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
($ in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$74	$1,083	6.063%	3/30/2040
2017 Notes	9/26/2017	1,200	1,198	46	139	3.850%	9/30/2047
2019 Notes	9/20/2019	1,347	1,151	50	50	3.625%	9/30/2059
	Total

		$3,771	$3,573	$170	$1,272

Each series of notes was distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on each of the above notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

On September 20, 2019, the Company issued $1,347 million of 2019 notes. A portion of the issuance was comprised of $ 600 million new principal, issued at a discount, with net proceeds of $597 million. The remaining $747 million of principal was used to redeem 2010 notes with a principal balance of $526 million as part of a surplus note exchange transaction. Of the $221 million of discount at the time of the exchange, $22 million was related to an inducement for noteholders to exchange their 2010 notes, and was recorded as a reduction to net investment income within the statement of operations. Since this exchange transaction did not meet the “substantially different” criteria within SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, the remaining discount of $199 million will be amortized and charged to the statement of operations over the remaining life of the 2019 notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017 and 2019 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017 notes or the 2019 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in principal amount of notes at each of December 31, 2020 and 2019.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (SSAP 100). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2020 and 2019 were as follows:

	December 31, 2020

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)
	(in millions)
General account investment assets:
Bonds	$166,324	$183,434	$3,175	$162,956	$17,303	$-
Mortgage loans	41,568	45,155	-	-	45,155	-
Common and preferred stocks	4,623	4,659	4,051	60	548	-
Policy loans	17,686	17,686	-	-	17,686	-
Derivative assets	358	571	-	571	-	-
Surplus note investments	161	211	-	211	-	-
Cash and short-term investments	3,239	3,239	614	2,625	-	-

Separate account assets	38,447	38,447	34,519	3,172	711	45

General account liabilities:
Investment-type insurance reserves	$6,397	$6,445	$-	$-	$6,445	$-
Liabilities for repurchase agreements	1,315	1,315	-	1,315	-	-
Derivative liabilities	622	500	-	500	-	-
Separate account liabilities	38,447	38,447	34,519	3,172	711	45

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	December 31, 2019

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)
	(in millions)
General account investment assets:
Bonds	$159,760	$168,729	$2,605	$151,243	$14,881	$-
Mortgage loans	39,771	41,784	-	-	41,784
Common and preferred stocks	4,267	4,290	3,671	78	541
Policy loans	17,829	17,829	-	-	17,829
Derivative assets	546	697	-	697	-
Surplus note investments	111	144	-	144	-	-
Cash and short-term investments	2,408	2,408	809	1,599	-	-

Separate account assets	34,832	34,832	31,092	3,017	617	106

General account liabilities:
Investment-type insurance reserves	$5,242	$5,189	$-	$-	$5,189	$-
Liabilities for repurchase agreements	1,711	1,711	-	1,711	-	-

Derivative liabilities	189	163	-	163	-	-

Separate account liabilities	34,832	34,832	31,092	3,017	617	106

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, LIBOR basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. Warrants classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 4 for more information regarding the Company’s derivative investments.

Surplus Note Investments

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statements of financial position at December 31, 2020 and 2019.

	December 31, 2020

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$401	$30	$90	$-	$521
Common and preferred stocks	4,051	-	390	-	4,441
Money market mutual funds	309	-	-	-	309
Derivative assets	-	98	-	-	98
Derivative liabilities	-	23	-		23

Total general account	$4,761	$151	$480	$-	$5,392

Separate accounts:
Mutual fund investments	$32,149	$-	$-	-	$32,149
Other benefit plan assets/liabilities	21	20	4	-	45
Pension and postretirement assets:
Bonds	341	3,094	118	-	3,553
Common and preferred stock	1,768	1	47	45	1,861
Cash and short-term securities	50	52	-	-	102
Other assets/liabilities	190	5	542	-	737

Subtotal pension and postretirement assets	2,349	3,152	707	45	6,253

Total separate accounts	$34,519	$3,172	$711	$45	$38,447

	December 31, 2019

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$3	$37	$5	$-	$45
Common and preferred stocks	3,671	-	458	-	4,129
Money market mutual funds	668	-	-	-	668
Derivative assets	-	75	-	-	75
Derivative liabilities	-	21	-		21

Total general account	$4,342	$133	$463	$-	$4,938

Separate accounts:
Mutual fund investments	$29,245	$-	$-	-	$29,245
Other benefit plan assets/liabilities	21	18	4	1	44
Pension and postretirement assets:
Bonds	226	2,887	119	-	3,232
Common and preferred stock	1,462	1	46	105	1,614
Cash and short-term securities	34	105	-	-	139
Other assets/liabilities	104	6	448	-	558

Subtotal pension and postretirement assets	1,826	2,999	613	105	5,543

Total separate accounts	$31,092	$3,017	$617	$106	$34,832

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

During 2020, transfers into level 3 are the result of observable market data, such as public ratings, no longer being available and transfers out of level 3 are the result of observable market data, including 3rd party vendor prices and public ratings, being available and utilized in the determination of the fair market value of the securities. There were no material asset transfers into or out of level 3 during the year ended December 31, 2019.

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2020 and 2019.

For the year ended December 31, 2020	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

		(in millions)
Fair value, beginning of period	$458	$5	$-	$617

Realized gains/(losses)	14	(5)	-	47

Unrealized gains/(losses)	(21)	(25)		41

Issuances	-	-	-	-

Purchases	58	5	-	137

Sales	(57)	-	-	(134)

Settlements	-	-	-	-

Net discount/premium	8	-	-	2

Transfers into level 3		110	-	7

Transfers out of level 3	(70)	-	-	(6)

Fair value, end of period	$390	$90	$-	$711

For the year ended December 31, 2019	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$455	$5	$16	$531

Realized gains/(losses)	(27)	-	-	41

Unrealized gains/(losses)	24	-		26

Issuances	-	-	-	-

Purchases	37	-	-	151

Sales	(35)	-	-	(132)

Settlements	-	-	-	-

Net discount/premium	4	-	-	(1)

Transfers into level 3		-	-	1

Transfers out of level 3	-	-	(16)

Fair value, end of period	$458	$5	$-	$617

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C
OTHER INFORMATION
Item 26. Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)(1)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending Northwestern Mutual Variable Life Account Operating Authority	Exhibit (a)(1) to Form N-6 Post-Effective Amendment No. 30 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed February 21, 2006
(a)(2)	Resolution of Board of Trustees of The Northwestern Mutual Life Insurance Company establishing the Account	Exhibit A(1) to Form S-6 Registration Statement for Northwestern Mutual Variable Life Account, File No. 333-36865, filed on October 1, 1997
(b)	Not Applicable
(c)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(d)(1)
Form of Policies –
(1)Extra Ordinary Variable Life Insurance Policy
(Variable Whole Life Policy with Extra Life
Protection), MM17, with application
(2)Extra Ordinary Variable Life Insurance Policy
(Variable Whole Life Policy with Extra Life
Protection), MP17, with application (for employers)
(3)Single Premium Variable Whole Life Insurance
Policy, MM16, with application
(4)Single Premium Variable Whole Life Insurance
Policy, MP16, with application (for employers)
(5)Form of notice of short-term cancellation right
(6)Forms of Optional Riders:
(i) Waiver of Premium Benefit
(ii) Accidental Death Benefit
(iii) Additional Purchase Benefit
(iv) Term Insurance Benefit
(7)Form of Amendment to Variable Life and Variable
EOL Form MM.305.(0593)
(8)Form of Amendment to Single Premium Variable Life
Form MM.306.(0593)
(9)Form of Amendment to Variable Whole Life Form
MM.305.(0594)
(10)Form of Amendment to Variable Whole Life Form
MM.305.(0594)
(11)Form of Amendment to Variable Single Premium Life
Form MM.306.(0594)

Exhibits (d)(1), (d)(2), (d)(3), (d)(4), (d)(5), (d)(6), (d)(7),
(d)(8), (d)(9), (d)(10) and (d)(11) to Form N-6 Post-
Effective Amendment No. 26 for Northwestern Mutual
Variable Life Account, File No. 2-89972, filed on
February 28, 2003

(d)(2)	Amendment to Variable Life and Variable EOL Policy	Exhibit A(5)(a) to Form S-6 Post-Effective Amendment No. 21 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed February 25, 1999
(e)	Form of Life Insurance Application 90-1 JCL (0198) WISCONSIN and Application Supplement (1003)	Exhibit (e) to Form N-6 Post-Effective Amendment
(f)(1)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit B(1) to Form N-4 Post-Effective Amendment No. 6, File No. 33-58476, filed November 13, 1995
(f)(2)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-6 Post-Effective Amendment No. 6 for Northwestern Mutual Variable Life Account, File No. 333-59103, filed February 28, 2003
(g)(1)	Reinsurance Agreement dated December 19, 2013 between RGA Reinsurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(1) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(2)	Reinsurance Agreement dated December 19, 2013 between Munich American Reassurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(2) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(g)(3)	Reinsurance Agreement dated December 22, 2015 between Munich American Reassurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(3) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(4)	Reinsurance Agreement dated November 7, 2013 between Swiss Re Life & Health American Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (g)(4) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(5)	Reinsurance Agreement dated December 22, 2015 between Swiss Re Life & Health American Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (g)(5) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(6)	Reinsurance Agreement dated December 23, 2013 between General Re Life Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (g)(6) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(7)	Reinsurance Agreement dated December 22, 2013 between Hannover Life Reassurance Company of American and The Northwestern Mutual Life Insurance Company	Exhibit (g)(7) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(8)	Reinsurance Agreement dated December 2, 2013 between SCOR Global Life USA Reinsurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(8) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66, File No. 2-29240, filed on April 28, 2005
(h)(a)(2)
Amendment No. 1 dated December 17, 2020 to the
Participation Agreement dated March 16, 1999 Among
Russell Insurance Funds, Russell Fund Distributors, Inc.
and The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66, File No. 2-29240, filed April 28, 2005
(h)(b)(2)
Amendment No. 1 dated October 18, 2006 to
Participation Agreement dated May 1, 2003, by and
among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Corporation, and each of
Variable Insurance Products Fund, Variable Insurance
Products Fund II, and Variable Insurance Products Fund
III
Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-136124, filed December 13, 2006
(h)(b)(3)
Amendment No. 2 dated February 9, 2021 to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Corporation, and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III
Exhibit (h)(b)(3) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(c)(1)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (h)(e) to Form N-6 Post-Effective Amendment No. 7, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on April 26, 2012
(h)(c)(2)	Amendment to Participation Agreement dated January 4, 2021 among Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(c)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(b)(4) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(h)(d)(2)
Amendment to Participation Agreement dated
January 4, 2021 among Credit Suisse Trust, Credit Suisse
Asset Management, LLC, Credit Suisse Securities (USA)
LLC, and The Northwestern Mutual Life Insurance
Company
Exhibit (h)(d)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)(e)(1)	Administrative Services Agreement dated April 23, 2007 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (h)(e)(1) to Form N-6 Pre-Effective Amendment No. 1 File No. 333-230143, filed on August 30, 2019
(h)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1, File No. 333-133380, filed August 8, 2006
(h)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1, File No. 333-133380, filed August 8, 2006
(h)(h)(1)	Administrative Services Agreement dated October 1, 2013 between Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Company	Exhibit (h)(h)(1) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(i)	Not Applicable
(j)(a)	Shareholder Information Agreement dated April 13, 2007 among Russell Investment Management Company on behalf of Russell Investment Funds and The Northwestern Mutual Life Insurance Company	Exhibit (j)(a) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(b)
Amendment No. 1 dated October 20, 2008 to Shareholder
Information Agreement dated April 13, 2007 among
Russell Fund Services Company on behalf of Russell
Investment Funds and The Northwestern Mutual Life
Insurance Company
Exhibit (j)(b) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(c)
Shareholder Information Agreement dated April 13, 2007
among Fidelity Distributors Corporation on behalf of
Fidelity® Variable Insurance Products Fund and The
Northwestern Mutual Life Insurance Company
Exhibit (j)(c) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(d)	Shareholder Information Agreement dated April 16, 2007 among Northwestern Mutual Series Fund, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(d) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(e)	Shareholder Information Agreement dated October 16, 2007 among Neuberger Berman Management Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(e) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(f)	Shareholder Information Agreement dated September 27, 2013 among Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Insurance Company	Exhibit (j)(f) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(j)(g)	Power of Attorney	Exhibit to (j)(1) Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333- 13380, filed on April 26, 2021
(j)(h)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(k)	Opinion and Consent	Filed herewith
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of PricewaterhouseCoopers LLP dated	Filed herewith
(o)	Not Applicable
(p)	Not Applicable
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith
Item 27. Directors and Officers of the Depositor
The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company without regard to their activities relating to variable life insurance policies or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2021

Name	Address
John N. Balboni	Retired Senior Vice President & CIO International Paper 105 E. Goodwyn Memphis, TN 38111

Nicholas E. Brathwaite	Co-Found & Partner Riverwood Capital 2494 Sand Hill Road Building 7, Suite 100 Menlo Park, CA 94025

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Dale E. Jones	CEO & President Diversified Search 1200 New Hampshire Avenue, NW Suite 820 Washington, DC 20036

Randolph W. Melville	Retired Senior Vice President & General Manager West Division Frito-Lay North America 7901 Windrose Avenue, Unit 604 Plano, TX 75024

Jaime Montemayor	Chief Digital and Technology Officer General Mills One General Mills Boulevard Minneapolis, MN 55426

Timothy H. Murphy	General Counsel Mastercard 2000 Purchase Street Purchase, NY 10577

Andrew N. Nunemaker	SVP of Product Development Applied Systems 2221 N. Terrace Avenue Milwaukee, WI 53202

Anne M. Paradis	Retired CEO MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

John E. Schlifske	Chairman, President & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Aarti Shah	Senior Vice President, Chief Information & Digital Officer Eli Lilly Lilly Corporate Center Indianapolis, IN 46285

Name	Address

Mary Ellen Stanek	Managing Director & Director of Asset Management Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road P. O. Box 4299 Columbus, GA 31914

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 241 N. Broadway Suite 300 Milwaukee, WI 53202

Benjamin F. Wilson	Chairman Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Juan C. Zarate	Chairman & Co-Founder Financial Integrity Network 1919 M Street, NW, Suite 200 Washington, DC 20036
EXECUTIVE OFFICERS – As of April 1, 2021
John E. Schlifske	Chairman, President & Chief Executive Officer
Souheil Badran	Executive Vice President & Chief Operation Officer
Michael G. Carter	Executive Vice President, Chief Financial Officer & Chief Risk Officer
Timothy J. Gerend	Executive Vice President & Chief Distribution Officer
Aditi J. Gokhale	Executive Vice President & Chief Commercial Officer
John M. Grogan	Executive Vice President & Chief Insurance Officers
Ronald P. Joelson	Executive Vice President
Todd M. Jones	Vice President & Controller
Raymond J. Manista	Executive Vice President; Chief Legal Officer, Chief Compliance Officer & Secretary
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Neal Sample	Executive Vice President & Chief Information Officer
The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant
The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2021 are shown below. In addition to the subsidiaries shown below, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:
1.
NML Variable Annuity Account A
2.
NML Variable Annuity Account B
3.
NML Variable Annuity Account C
4.
Northwestern Mutual Variable Life Account
5.
Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company, registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00

All Other Subsidiaries
1838938 Alberta Ltd.(2)	Canada	100.00
1890 Maple, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
45East11(2)	Cayman Islands	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
BCC Cancer Venture, LP(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford Master Association Inc.(2)	North Carolina	100.00
Brandywine Distribution, LLC (2)	Delaware	100.00
Burgundy, LLC(2)	Delaware	100.00
Cedarstone, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Cream City Venture Capital, LLC(2)	Delaware	100.00
Crown Farm Partners, LLC(2)	Maryland	100.00
Dortmund, LLC(2)	Delaware	100.00
Ellington Residential, LLC(2)	Maryland	100.00
Fairfield Potomac Club, LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
FES, LLC(2)	Delaware	100.00
Get Proquo, LLC(2)	Delaware	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
Logan, Inc.(2)	Delaware	100.00
Los Alamitos Corporate Center Joint Venture, LLC(2)	California	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
MPC Park 27 Industrial, LLC(2)	Florida	100.00
Network Office Cashiership, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Green, LLC(2)	Delaware	100.00
NM GSB, LLC(2)	New York	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM Pigeon Creek Holdings, Inc. (2)	Canada	100.00
NM Pioneer, LLC(2)	Delaware	100.00
NM QOZ Fund, LLC(2)	Delaware	100.00
NM QOZ Fund II, LLC(2)	Delaware	100.00
NM QOZ Fund III, LLC(2)	Delaware	100.00
NM QOZ Fund IV, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NM-808 West LLC(2)	Delaware	100.00
NMC V Equity Fund, LP(2)	Delaware	100.00
NMC V Mezz Fund, LP	Delaware	100.00
NMC V GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Jasper, Inc. (2)	Delaware	100.00
NM-Morristown, LLC(2)	Delaware	100.00
NM-Muse, LLCL(2)	Delaware	100.00
NM-Port Royal, LLC(2)	Delaware	100.00
NM-RESA, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-SAS, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NM-Target Distribution Center 1, LLC(2)	Delaware	100.00
NM-Target Distribution Center 2, LLC(2)	Delaware	100.00
NM-Target Distribution Center Property Owner, LLC(2)	Delaware	100.00
NM-Target.com Distribution Center LLC(2)	Delaware	100.00
NM-West Hartford, LLC(2)	Delaware	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
NMLSP1, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Life Clubs Associated, Inc.(2)	Wisconsin	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
Northwestern Mutual Venture Studio, LLC(2)	Delaware	100.00
NorthWoods Phase I, LLC(2)	Delaware	100.00
NorthWoods Phase II, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
NYLV, LLC(2)	Delaware	100.00
Omaha Network Office, LLC(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
QOZ Holding Company, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regency NM Johns Creek, LLC(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Ruhl Financial Group, LLC(2)	Delaware	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Seattle Network Office, LLC(2)	Delaware	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	100.00
Trailmix Financial Services, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Venture Studio Holdings, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
White Oaks, Inc.(2)	Delaware	100.00
Wysh Financial Services, LLC(2)	Delaware	100.00
(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2021, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.
(2)
Subsidiary included in the consolidated financial statements.

(3)
Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.
Item 29. Indemnification
(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.
(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:
B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.
This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.
This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.
The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 30. Principal Underwriters
(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS also acts as the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), and the Northwestern Mutual Variable Life Account II (811-21933).
(b) As of April 1, 2021, the directors and officers of NMIS are as follows:
Name	Position
Lori M. Brissette	Vice President, Insurance and Annuity Client Services
Laura Deaner	Chief Information Security Officer
Bradley L. Eull	Secretary
Don P. Gehrke	Vice President, Retail Investment Operations, Chief Operations Officer
Timothy J. Gerend	Executive Vice President, Chief Distribution Officer
Julie K. Flaa	Vice President, Distribution Planning
Betsy Heisler	Vice President, Risk Products
Dean Hopp	Vice President, IPS Investment Programs
Susan Limbach	Assistant Treasurer
Kelly L. Martin	Treasurer and Financial and Operations Principal
Mark McNulty	NMIS Anti-Money Laundering Officer
John C. Roberts	Vice President, Distribution Performance
Sarah R. Schneider	Vice President, New Business
Eva Marie Schoenborn	President and Chief Executive Officer
David W. Simbro	Senior Vice President, Life, Annuity and Product Solutions
Justin Stipan	Senior Director Training and Implementation
William H. Taylor	Vice President, Financial Planning and Sales
Rebecca Villegas	Vice President, NMIS Compliance, Chief Compliance Officer
Alan M. Werth	Third Party Sales Consultant
Becki Williams	Vice President, Advanced Markets
Kamilah Williams-Kemp	Vice President, New Business
Ann Yeung	Chief Technology Officer
Terry R. Young	Assistant Secretary
The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
(c) NMIS, the principal underwriter, received $631,328 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.
Item 31. Location of Accounts and Records
All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 32. Management Services
There are no management-related service contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.
Item 33. Fee Representation
The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the variable adjustable life insurance policies which are the subject of this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the policies.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on April 29, 2021.
Northwestern Mutual Variable Life Account
(Registrant)
By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on April 29, 2021.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)
By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:
Signature	Title
/s/ JOHN E. SCHLIFSKE	Chairman, Trustee and Chief Executive Officer; Principal Executive Officer
John E. Schlifske
/s/ MICHAEL G. CARTER	Executive Vice President and Chief Financial Officer and Principal Financial Officer
Michael G. Carter
/s/ TODD JONES	Vice President and Controller; Principal Accounting Officer
Todd Jones

Signature	Title
/s/ John N. Balboni*	Trustee
John N. Balboni
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ P. Russell Hardin*	Trustee
P. Russell Hardin
/s/ Dale E. Jones*	Trustee
Dale E. Jones
Trustee
Randolph W. Melville
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
Trustee
Timothy H. Murphy

Trustee
Andrew N. Nunemaker
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ John E. Schlifske*	Trustee
John E. Schlifske
Trustee
Aarti Shah
/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek
/s/ S. Scott Voynich*	Trustee
S. Scott Voynich
/s/ Ralph A. Weber*	Trustee
Ralph A. Weber
/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson
/s/ Juan C. Zurate*	Trustee
Juan C. Zurate

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to Power of Attorney.

EXHIBIT INDEX
EXHIBITS FILED WITH FORM N-6
POST-EFFECTIVE AMENDMENT NO. 51 TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
FOR
Northwestern Mutual Variable Life Account
Exhibit	Description
(k)	Opinion and Consent of Chris K. Gawart, Esq.	Filed herewith
(n)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith